Financial Investors Trust

Schedules of Investments

(Unaudited)

July 31, 2025

ALPS|CoreCommodity Management CompleteCommodities® Strategy Fund

CONSOLIDATED STATEMENT OF INVESTMENTS

July 31, 2025 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (0.00%)(a)
Great Britain (0.00%)(a)
Evraz PLC(b)(c)(d)(e)	91,946	$1,214

TOTAL COMMON STOCKS
(Cost $681,663)		1,214

EXCHANGE TRADED FUNDS (35.04%)
United States (35.04%)
ALPS | CoreCommodity Natural Resources ETF(f)	11,800,125	312,962,915

TOTAL EXCHANGE TRADED FUNDS
(Cost $247,906,755)		312,962,915

	Principal	Value
	Amount	(Note 2)
GOVERNMENT BONDS (54.01%)
U.S. Treasury Bonds (54.01%)
United States Treasury Bill
4.115%, 8/7/25(g)	$7,000,000	$6,995,026
4.220%, 8/14/25(g)	83,100,000	82,971,678
4.155%, 8/21/25(g)	20,000,000	19,952,322
4.100%, 9/4/25(g)	60,050,000	59,807,846
4.110%, 9/11/25(g)	74,700,000	74,335,666
4.210%, 11/25/25	14,300,000	14,105,264
4.155%, 11/28/25(g)	2,700,000	2,662,447
4.125%, 12/4/25(g)	5,000,000	4,927,326
United States Treasury Inflation Indexed Bonds
0.125%, 4/15/26	112,700,000	136,832,767
0.125%, 7/15/26	60,100,000	79,912,367
		482,502,709
TOTAL GOVERNMENT BONDS
(Cost $480,733,956)		482,502,709

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (11.72%)
Money Market Fund (11.72%)
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	4.184%	104,725,201	104,725,201

TOTAL SHORT TERM INVESTMENTS
(Cost $104,725,201)			104,725,201

Value
(Note 2)
TOTAL INVESTMENTS (100.77%)
(Cost $834,047,575)	$900,192,039

Liabilities in Excess of Other Assets (-0.77%)	(6,881,616)
NET ASSETS - 100.00%	$893,310,423

(a)	Less than 0.005%.
(b)	Non-Income Producing Security.
(c)	Security deemed to be illiquid under the procedures utilized by the Valuation Designee. As of July 31, 2025, the fair value of illiquid securities in the aggregate was $1,214, representing less than 0.005% of the Fund's net assets.
(d)	Fair valued security; valued by the valuation designee in accordance with the procedures utilized by the valuation designee. As of July 31, 2025, these securities had a total value of $1,214 or less than 0.005% of total net assets.
(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also Note 2 to the Notes to Quarterly Statement of Investments for additional information.
(f)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.
(g)	Security, or portion of security, is being held as collateral for total return swap contracts and futures contracts aggregating a total market value of $57,047,406.

For Fund compliance purposes, the Fund's industry and geographical classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries and regions are shown as a percent of net assets.

FUTURES CONTRACTS

Description	Counterparty	Position	Contracts	Expiration Date	Notional Value (Note 2)	Unrealized Appreciation
Brent Crude Future	Morgan Stanley	Long	236	11/28/25	$16,430,320	$1,367,314
Cocoa Future	Morgan Stanley	Short	(5)	12/15/25	(387,050)	16,897
Frzn Concentrated OJ Future	Morgan Stanley	Long	3	01/09/26	109,800	5,657
Gasoline RBOB Future	Morgan Stanley	Long	45	12/31/25	3,643,353	154,581
Gold 100 Oz Future	Morgan Stanley	Long	76	12/29/25	25,449,360	934,115
Live Cattle Future	Morgan Stanley	Long	50	12/31/25	4,478,500	246,250
LME Aluminum Future	Morgan Stanley	Short	(155)	11/17/25	(9,947,513)	160,428
LME Aluminum Future	Morgan Stanley	Long	155	11/17/25	9,947,513	442,677
LME Lead Future	Morgan Stanley	Short	(21)	11/17/25	(1,037,888)	49,054
LME Lead Future	Morgan Stanley	Long	21	11/17/25	1,037,888	11,618
LME Nickel Future	Morgan Stanley	Short	(95)	09/15/25	(8,458,127)	823,276
LME Nickel Future	Morgan Stanley	Short	(35)	11/17/25	(3,145,183)	80,993
LME Zinc Future	Morgan Stanley	Long	48	11/17/25	3,319,404	150,264
LME Zinc Future	Morgan Stanley	Long	45	01/19/26	3,117,094	11,440
Low Su Gasoil G Future	Morgan Stanley	Long	62	01/12/26	4,144,700	170,009
Low Su Gasoil G Future	Morgan Stanley	Long	45	09/11/25	3,147,750	24,406
Natural Gas Future	Morgan Stanley	Short	(347)	12/29/25	(15,604,590)	1,985,031
NY Harbor ULSD	Morgan Stanley	Long	34	12/31/25	3,346,090	133,836
Silver Future	Morgan Stanley	Long	44	12/29/25	8,182,020	738,794
Soybean Oil Future	Morgan Stanley	Long	136	01/14/26	4,475,760	66,013
WTI Crude Future	Morgan Stanley	Long	211	08/20/25	14,613,860	565,070
					$66,863,061	$8,137,723

Description	Counterparty	Position	Contracts	Expiration Date	Notional Value (Note 2)	Unrealized Depreciation
Coffee 'C' Future	Morgan Stanley	Long	46	12/18/25	$4,980,075	$(1,356,410)
Copper Future	Morgan Stanley	Long	81	12/29/25	8,957,588	(871,344)
Corn Future	Morgan Stanley	Long	421	12/12/25	8,709,438	(507,291)
Cotton No.2 Future	Morgan Stanley	Long	75	12/08/25	2,521,875	(67,493)
Frzn Concentrated OJ Future	Morgan Stanley	Long	2	09/10/25	78,045	(4,338)
Hard Red Winter Wheat Future	Morgan Stanley	Long	65	12/12/25	1,770,438	(79,884)
Lean Hogs Future	Morgan Stanley	Long	74	12/12/25	2,419,060	(2,117)
LME Aluminum Future	Morgan Stanley	Short	(155)	09/15/25	(9,934,958)	(492,648)
LME Aluminum Future	Morgan Stanley	Long	155	09/15/25	9,934,958	(537,999)
LME Aluminum Future	Morgan Stanley	Long	147	01/19/26	9,452,504	(151,073)
LME Lead Future	Morgan Stanley	Long	21	09/15/25	1,024,805	(63,755)
LME Lead Future	Morgan Stanley	Short	(21)	09/15/25	(1,024,805)	(6,818)
LME Lead Future	Morgan Stanley	Long	19	01/19/26	946,675	(43,190)
LME Nickel Future	Morgan Stanley	Long	95	09/15/25	8,458,127	(1,051,959)
LME Nickel Future	Morgan Stanley	Long	35	11/17/25	3,145,183	(180,907)
LME Nickel Future	Morgan Stanley	Long	32	01/19/26	2,900,652	(74,161)
LME Zinc Future	Morgan Stanley	Long	48	09/15/25	3,314,424	(169,789)
LME Zinc Future	Morgan Stanley	Short	(48)	09/15/25	(3,314,424)	(158,448)
LME Zinc Future	Morgan Stanley	Short	(48)	11/17/25	(3,319,404)	(13,981)
Natural Gas Future	Morgan Stanley	Long	565	08/27/25	17,548,900	(1,386,154)
Natural Gas Future	Morgan Stanley	Long	348	09/26/25	11,139,480	(2,082,388)
Soybean Future	Morgan Stanley	Long	213	01/14/26	10,729,875	(394,390)
Soybean Meal Future	Morgan Stanley	Long	253	01/14/26	7,076,410	(275,238)
Sugar #11 (World) Future	Morgan Stanley	Long	130	09/30/25	2,380,560	(49,932)
Sugar #11 (World) Future	Morgan Stanley	Long	262	02/27/26	4,979,677	(160,026)
Wheat Future	Morgan Stanley	Long	105	12/12/25	2,848,125	(146,450)
WTI Crude Future	Morgan Stanley	Short	(172)	12/19/25	(11,370,920)	(572,614)
					$96,352,363	$(10,900,797)

TOTAL RETURN SWAP CONTRACTS(a)

Swap		Notional	Floating Rate/Fixed Amount	Termination		Unrealized
Counterparty	Reference Obligation	Amount	Paid by Fund*	Date	Value	Appreciation
Citigroup	BCOM 3m Fwd TR Index***	$124,243,959	USB3MTA + 11 bps	10/31/2025	$124,244,000	$41
RBC	BCOM 3m Fwd TR Index***	83,161,451	USB3MTA + 12 bps	10/31/2025	83,161,475	24
Bank of America - Merrill Lynch	BCOM 3m Fwd TR Index***	67,969,884	USB3MTA + 12 bps	10/31/2025	67,969,906	22
Goldman Sachs	BCOM 3m Fwd TR Index***	29,516,336	USB3MTA + 11 bps	10/31/2025	29,516,346	10
Societe Generale	BCOM 3m Fwd TR Index***	27,310,487	USB3MTA + 12 bps	10/31/2025	27,310,495	8
		$332,202,117			$332,202,222	$105

Swap		Notional	Floating Rate/Fixed Amount	Termination		Unrealized
Counterparty	Reference Obligation	Amount	Paid by Fund*	Date	Value	Depreciation
Citigroup	CRB 3m Fwd TR Index**	$9,457,024	USB3MTA + 24 bps	10/31/2025	$9,456,984	$(39)
Bank of America - Merrill Lynch	CRB 3m Fwd TR Index**	15,586,546	USB3MTA + 25 bps	6/30/2026	15,586,482	(64)
UBS Group AG	CRB 3m Fwd TR Index**	35,444,802	USB3MTA + 25 bps	11/28/2025	35,444,663	(138)
		$60,488,372			$60,488,129	$(242)

(a)	For long positions in the total return swap, the Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligations plus the rate paid by the Fund. For the short positions in the total return swap, the Fund makes payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund receives payments on any negative return of such Reference Obligations plus the rate paid by the Fund.
*	United States Auction Results 3 Month Treasury Bill High Discount. Total return swap resets monthly.
**	CRB - Commodity Research Bureau
***	BCOM – Bloomberg Commodity Index

See Notes to Quarterly Statement of Investments.

Kotak India Equity Fund

STATEMENT OF INVESTMENTS

July 31, 2025 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (100.30%)
Communication Services (7.70%)
Diversified Telecommunication Services (1.69%)
Indus Towers, Ltd.(a)	1,584,853	$6,536,030

Interactive Media & Services (1.41%)
Info Edge India, Ltd.	344,845	5,445,462

Wireless Telecommunication Services (4.60%)
Bharti Airtel, Ltd.	760,000	16,544,555
Bharti Airtel, Ltd. partly paid	78,914	1,291,048
		17,835,603

TOTAL COMMUNICATION SERVICES		29,817,095

Consumer Discretionary (15.61%)
Automobile Components (4.54%)
Apollo Tyres, Ltd.	1,524,639	7,793,242
UNO Minda, Ltd.	826,767	9,793,002
		17,586,244

Automobiles (3.47%)
Mahindra & Mahindra, Ltd.	369,125	13,446,709

Broadline Retail (2.31%)
Vishal Mega Mart, Ltd.(a)	5,643,155	8,955,538

Hotels, Restaurants & Leisure (3.94%)
Eternal, Ltd.(a)	4,368,577	15,246,827

Specialty Retail (1.35%)
Trent, Ltd.	91,867	5,240,122

TOTAL CONSUMER DISCRETIONARY		60,475,440

Consumer Staples (2.43%)
Personal Care Products (2.43%)
Godrej Consumer Products, Ltd.	657,147	9,415,700

TOTAL CONSUMER STAPLES		9,415,700

Energy (6.48%)
Oil, Gas & Consumable Fuels (6.48%)
Reliance Industries, Ltd.	1,590,346	25,115,535

TOTAL ENERGY		25,115,535

Financials (30.56%)
Banks (19.37%)
Axis Bank, Ltd.	863,964	10,492,045
HDFC Bank, Ltd., ADR	51,000	3,915,270
HDFC Bank, Ltd.	1,013,623	23,260,937
ICICI Bank, Ltd., Sponsored ADR	835,000	28,139,500

		Value
	Shares	(Note 2)
Banks (continued)
ICICI Bank, Ltd.	550,000	$9,261,620
		75,069,372

Capital Markets (2.03%)
HDFC Asset Management Co., Ltd.(b)(c)	122,070	7,845,113

Consumer Finance (7.22%)
Bajaj Finance, Ltd.	1,657,940	16,591,617
HDB Financial Services, Ltd.(a)	316,375	2,739,608
Poonawalla Fincorp, Ltd.(a)	1,799,949	8,638,081
		27,969,306

Insurance (1.94%)
Max Financial Services, Ltd.(a)	440,500	7,520,685

TOTAL FINANCIALS		118,404,476

Health Care (8.47%)
Health Care Providers & Services (5.34%)
Fortis Healthcare, Ltd.	1,266,143	12,329,382
Max Healthcare Institute, Ltd.	590,752	8,381,345
		20,710,727

Pharmaceuticals (3.13%)
Piramal Pharma, Ltd.	1,968,525	4,397,841
Sun Pharmaceutical Industries, Ltd.	397,146	7,712,592
		12,110,433

TOTAL HEALTH CARE		32,821,160

Industrials (11.45%)
Aerospace & Defense (2.38%)
Bharat Electronics, Ltd.	2,119,953	9,209,708

Building Products (0.67%)
Apollo Pipes, Ltd.	567,537	2,607,357

Electrical Equipment (1.98%)
GE Vernova T&D India, Ltd.	245,809	7,651,616

Machinery (2.78%)
Jyoti CNC Automation, Ltd.(a)(c)	418,771	4,847,117
Thermax, Ltd.	132,523	5,940,824
		10,787,941

Passenger Airlines (3.64%)
InterGlobe Aviation, Ltd.(b)(c)	210,000	14,092,768

TOTAL INDUSTRIALS		44,349,390

Information Technology (9.51%)
IT Services (9.51%)
Cognizant Technology Solutions Corp., Class A	216,000	15,500,160
Mphasis, Ltd.	273,172	8,624,956

		Value
	Shares	(Note 2)
IT Services (continued)
Tech Mahindra, Ltd.	767,102	$12,726,267
		36,851,383

TOTAL INFORMATION TECHNOLOGY		36,851,383

Materials (4.48%)
Construction Materials (3.31%)
UltraTech Cement, Ltd.	92,080	12,820,659

Paper & Forest Products (1.17%)
Century Plyboards India, Ltd.	547,415	4,557,982

TOTAL MATERIALS		17,378,641

Real Estate (3.61%)
Real Estate Management & Development (3.61%)
Brigade Enterprises, Ltd.	664,486	7,597,045
Sobha Developers, Ltd.	351,506	6,385,739
		13,982,784

TOTAL REAL ESTATE		13,982,784

TOTAL COMMON STOCKS
(Cost $310,408,136)		388,611,604

TOTAL INVESTMENTS (100.30%)
(Cost $310,408,136)		388,611,604

Liabilities In Excess Of Other Assets (-0.30%)		(1,138,155)

NET ASSETS (100.00%)		$387,473,449

(a)	Non-Income Producing Security.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025, the aggregate market value of those securities was $21,937,881, representing 5.66% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines utilized by the Valuation Designee. As of July 31, 2025 the aggregate market value of those securities was $26,784,998, representing 6.91% of net assets.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS Global Opportunity Fund

STATEMENT OF INVESTMENTS

July 31, 2025 (Unaudited)

		Value
	Shares	(Note 2)
CLOSED-END FUNDS (13.21%)
Abrdn Private Equity Opportunities Trust PLC	116,226	$838,512
HarbourVest Global Private Equity, Ltd.(a)	26,708	953,368
HBM Healthcare Investments AG, Class A	2,578	534,910
HgCapital Trust PLC	397,119	2,735,363
NB Private Equity Partners, Ltd.	43,150	824,872
Oakley Capital Investments, Ltd.	161,522	1,177,498
Pantheon International PLC Fund(a)	112,750	485,033
TOTAL CLOSED-END FUNDS
(Cost $5,753,281)		7,549,556

COMMON STOCKS (85.14%)
Communications (1.94%)
Internet (1.94%)
Amazon.com, Inc.(a)	2,785	651,996
GoDaddy, Inc.(a)	2,810	454,040
		1,106,036

TOTAL COMMUNICATIONS		1,106,036

Consumer Discretionary (1.77%)
Retail (1.77%)
Wesfarmers, Ltd.	18,430	1,008,111

TOTAL CONSUMER DISCRETIONARY		1,008,111

Consumer Staples (2.54%)
Retail (2.54%)
Costco Wholesale Corp.	1,545	1,451,744

TOTAL CONSUMER STAPLES		1,451,744

Financials (63.81%)
Diversified Financial Services (38.01%)
Apollo Global Management, Inc.	15,440	2,243,741
Ares Management LP, Class A	15,780	2,927,663
Berkshire Hathaway, Inc., Class B(a)	5,134	2,422,632
Blackstone, Inc., Class A	13,705	2,370,417
Blue Owl Capital, Inc.	51,945	1,005,136
Hamilton Lane, Inc., Class A	5,790	881,817
Houlihan Lokey, Inc.	6,575	1,253,589
KKR & Co., Inc., Class A	22,260	3,262,871
Mastercard, Inc., Class A	1,125	637,279
Partners Group Holding AG	1,724	2,317,568
StepStone Group, Inc., Class A	18,080	1,073,229

		Value
	Shares	(Note 2)
Diversified Financial Services (continued)
TPG, Inc.	23,205	$1,324,309
		21,720,251

Holding Companies-Diversified Operations (1.22%)
Sofina SA	2,285	699,718

Investment Companies (11.21%)
3i Group PLC	62,500	3,415,149
Investor AB, B Shares	36,950	1,070,793
Italmobiliare SpA	17,065	550,157
Kinnevik AB, B Shares(a)	51,745	463,945
Mutares SE & Co. KGaA	26,360	908,125
		6,408,169

Private Equity (13.37%)
Brederode SA	16,129	2,031,278
Bridgepoint Group PLC(b)(c)	173,500	751,100
CVC Capital Partners PLC(b)(c)	48,380	927,727
EQT AB	28,975	968,463
ICG PLC	64,707	1,852,735
Integral Corp.	14,595	333,125
Petershill Partners PLC(b)(c)	249,182	773,346
		7,637,774

TOTAL FINANCIALS		36,465,912

Industrials (5.43%)
Electronics (2.14%)
Atmus Filtration Technologies, Inc.	13,875	539,876
OEM International AB, Class B	49,495	681,993
		1,221,869

Machinery-Diversified (3.29%)
Carlisle Cos., Inc.	2,780	986,094
CSW Industrials, Inc.	1,395	361,974
Dover Corp.	2,950	534,363
		1,882,431

TOTAL INDUSTRIALS		3,104,300

Technology (9.65%)
Computers (1.03%)
Dell Technologies, Inc.	4,445	589,807

Semiconductors (1.10%)
Lam Research Corp.	6,641	629,833

Software (7.52%)
Adobe, Inc.(a)	1,460	522,227
Constellation Software, Inc.	637	2,197,632
Fiserv, Inc.(a)	2,635	366,107
Microsoft Corp.	1,180	629,530

		Value
	Shares	(Note 2)
Software (continued)
Paychex, Inc.	4,030	$581,650
		4,297,146

TOTAL TECHNOLOGY		5,516,786

TOTAL COMMON STOCKS
(Cost $34,282,294)		48,652,889

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (1.33%)
Money Market Fund (1.33%)
State Street Institutional Treasury Plus Money Market Fund - Premier Class	4.237%	761,600	761,600

TOTAL MONEY MARKET FUND			761,600

TOTAL SHORT-TERM INVESTMENTS
(Cost $761,600)			761,600

TOTAL INVESTMENTS (99.68%)
(Cost $40,797,175)			56,964,045

Assets In Excess Of Other Liabilities (0.32%)			184,500

NET ASSETS (100.00%)			$57,148,545

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025, the aggregate market value of those securities was $2,452,173, representing 4.29% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines utilized by the Valuation Designee. As of July 31, 2025 the aggregate market value of those securities was $2,452,173, representing 4.29% of net assets.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at July 31, 2025	Fund Delivering	U.S. $ Value at July 31, 2025	Unrealized Appreciation/(Depreciation)
State Street Corporation	09/19/25	USD	$1,827,344	GBP	$1,796,928	$30,416
State Street Corporation	11/21/25	USD	$1,731,753	GBP	$1,685,578	46,175
						$76,591

ALPS Balanced Opportunity Fund

STATEMENT OF INVESTMENTS

July 31, 2025 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (67.06%)
Communications (6.80%)
Entertainment Content (0.82%)
Walt Disney Co.	844	$100,529

Internet Media & Services (5.27%)
Alphabet, Inc., Class A	1,575	302,243
Meta Platforms, Inc., Class A	441	341,086
		643,329

Telecommunications (0.71%)
AT&T, Inc.	3,149	86,314

TOTAL COMMUNICATIONS		830,172

Consumer Discretionary (8.38%)
Automotive (1.47%)
Tesla, Inc.(a)	303	93,406
Volkswagen AG, ADR	8,170	86,847
		180,253

E-Commerce Discretionary (3.34%)
Amazon.com, Inc.(a)	1,744	408,288

Leisure Facilities & Services (1.71%)
Marriott International, Inc., Class A	323	85,217
McDonald's Corp.	414	124,229
		209,446

Retail - Discretionary (1.86%)
Lowe's Cos., Inc.	450	100,607
O'Reilly Automotive, Inc.(a)	1,290	126,832
		227,439

TOTAL CONSUMER DISCRETIONARY		1,025,426

Consumer Staples (1.46%)
Retail - Consumer Staples (1.46%)
Costco Wholesale Corp.	88	82,688
Walmart, Inc.	980	96,021
		178,709

TOTAL CONSUMER STAPLES		178,709

Energy (3.21%)
Oil & Gas Producers (2.64%)
ConocoPhillips	1,817	173,233
Enbridge, Inc.	3,288	148,914
		322,147

		Value
	Shares	(Note 2)
Oil & Gas Services & Equipment (0.57%)
Baker Hughes Co.	1,555	$70,053

TOTAL ENERGY		392,200

Financials (8.56%)
Banking (2.18%)
JPMorgan Chase & Co.	564	167,079
Wells Fargo & Co.	1,228	99,014
		266,093

Institutional Financial Svcs (2.28%)
Goldman Sachs Group, Inc.	251	181,621
Intercontinental Exchange, Inc.	525	97,036
		278,657

Insurance (0.59%)
Aon PLC, Class A	203	72,209

Specialty Finance (3.51%)
American Express Co.	509	152,349
Mastercard, Inc., Class A	320	181,270
S&P Global, Inc.	173	95,340
		428,959

TOTAL FINANCIALS		1,045,918

Health Care (6.78%)
Biotech & Pharma (3.57%)
Gilead Sciences, Inc.	850	95,447
Johnson & Johnson	1,070	176,272
Vertex Pharmaceuticals, Inc.(a)	360	164,473
		436,192

Health Care Facilities & Svcs (1.15%)
HCA Healthcare, Inc.	151	53,452
IQVIA Holdings, Inc.(a)	470	87,355
		140,807

Medical Equipment & Devices (2.06%)
Boston Scientific Corp.(a)	859	90,126
Thermo Fisher Scientific, Inc.	345	161,350
		251,476

TOTAL HEALTH CARE		828,475

Industrials (9.80%)
Aerospace & Defense (1.48%)
RTX Corp.	1,150	181,206

Commercial Support Services (1.02%)
Waste Management, Inc.	546	125,121

Electrical Equipment (3.89%)
Amphenol Corp., Class A	2,130	226,866

		Value
	Shares	(Note 2)
Electrical Equipment (continued)
Schneider Electric SE, ADR	1,360	$71,060
TE Connectivity PLC	546	112,339
Trane Technologies PLC	149	65,274
		475,539

Machinery (2.55%)
Caterpillar, Inc.	363	159,001
Deere & Co.	292	153,116
		312,117

Transportation & Logistics (0.86%)
Old Dominion Freight Line, Inc.	707	105,520

TOTAL INDUSTRIALS		1,199,503

Materials (1.36%)
Base Metal (0.45%)
Freeport-McMoRan, Inc.	1,361	54,767

Chemicals (0.91%)
Linde PLC	241	110,923

TOTAL MATERIALS		165,690

Real Estate (1.89%)
REIT (1.89%)
Equity LifeStyle Properties, Inc.	1,320	79,094
Welltower, Inc.	920	151,865
		230,959

TOTAL REAL ESTATE		230,959

Technology (16.14%)
Semiconductors (6.42%)
KLA Corp.	47	41,314
Lam Research Corp.	1,179	111,816
NVIDIA Corp.	1,767	314,297
QUALCOMM, Inc.	265	38,891
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	1,156	279,313
		785,631

Software (7.40%)
Atlassian Corp., Class A(a)	690	132,328
Fortinet, Inc.(a)	1,570	156,843
Microsoft Corp.	642	342,506
Salesforce, Inc.	308	79,566
ServiceNow, Inc.(a)	120	113,174
Synopsys, Inc.(a)	126	79,817
		904,234

Technology Hardware (1.60%)
Apple, Inc.	441	91,538

		Value
	Shares	(Note 2)
Technology Hardware (continued)
Motorola Solutions, Inc.	237	$104,039
		195,577

Technology Services (0.72%)
International Business Machines Corp.	346	87,590

TOTAL TECHNOLOGY		1,973,032

Utilities (2.68%)
Electric Utilities (2.68%)
Duke Energy Corp.	907	110,327
NRG Energy, Inc.	625	104,500
PPL Corp.	3,177	113,388
		328,215

TOTAL UTILITIES		328,215

TOTAL COMMON STOCKS
(Cost $5,220,249)		8,198,299

EXCHANGE TRADED FUNDS (31.18%)
ALPS | Smith Core Plus Bond ETF(b)	147,957	3,811,372

TOTAL EXCHANGE TRADED FUNDS
(Cost $3,871,723)		3,811,372

	Principal	Value
	Amount	(Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (0.00%(c))
Mortgage Securities (0.00%(c))
Freddie Mac REMICS, Series 1996-1843 7.000%, 04/15/2026	$7	7

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $7)		7

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (1.88%)
Money Market Fund (1.88%)
State Street Institutional Treasury Plus Money Market Fund - Premier Class	4.237%	229,530	229,530

TOTAL SHORT TERM INVESTMENTS
(Cost $229,530)			229,530

Value
(Note 2)
TOTAL INVESTMENTS (100.12%)
(Cost $9,321,509)	12,239,208

Liabilities In Excess Of Other Assets (-0.12%)	(14,577)

NET ASSETS (100.00%)	$12,224,631

(a)	Non-Income Producing Security.
(b)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments. Financials for the affiliated company can be found at www.alpsfunds.com/exchange-tradedfunds/smth
(c)	Less than 0.005%.

See Notes to Quarterly Statement of Investments.

ALPS Asset Allocation Growth & Income

STATEMENT OF INVESTMENTS

July 31, 2025 (Unaudited)

		Value
	Shares	(Note 2)
EXCHANGE TRADED FUNDS (100.13%)
Debt (29.13%)
iShares Core U.S. Aggregate Bond ETF	45,215	$4,459,103
RiverFront Dynamic Core Income ETF(a)	87,308	1,964,867
Riverfront Strategic Income Fund(a)	306,430	7,057,083
SPDR Bloomberg 1-3 Month T-Bill ETF	65,070	5,970,172
Vanguard Intermediate-Term Treasury ETF	36,650	2,175,544
		21,626,769
Equity (71.00%)
ALPS Active Equity Opportunity ETF(a)	153,955	9,500,501
ALPS Electrification Infrastructure ETF(a)	128,775	4,383,231
ALPS International Sector Dividend Dogs ETF(a)	97,965	3,321,014
ALPS O'Shares U.S. Quality Dividend ETF(a)	55,610	2,993,486
iShares Core MSCI International Developed Markets ETF	93,500	6,998,475
iShares® Core S&P 500® ETF	7,975	5,063,328
RiverFront Dynamic US Dividend Advantage ETF(a)	231,612	13,678,657
Vanguard International High Dividend Yield ETF	18,860	1,508,423
Vanguard® Total Stock Market ETF	16,945	5,268,031
		52,715,146
TOTAL EXCHANGE TRADED FUNDS
(Cost $62,006,520)		74,341,915

TOTAL INVESTMENTS (100.13%)
(Cost $62,006,520)		$74,341,915

Liabilities In Excess Of Other Assets (-0.13%)		(99,194)

NET ASSETS (100.00%)		$74,242,721

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statements of Investments

July 31, 2025 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This report includes the statements of investments of the following 5 funds: ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, Kotak India Equity Fund (formerly ALPS | Kotak India ESG Fund), ALPS Global Opportunity Fund, ALPS Balanced Opportunity Fund (formerly ALPS | Smith Balanced Opportunity Fund), and ALPS Asset Allocation Growth & Income (formerly RiverFront Asset Allocation Growth & Income) (each, a “Fund” and collectively, the “Funds”).

The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund seeks to maximize real returns, consistent with prudent investment management. Kotak India Equity Fund seeks to achieve long-term capital appreciation. The ALPS Global Opportunity Fund seeks to maximize total return, which consists of appreciation on its investments and a variable income stream. The ALPS Balanced Opportunity Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income. ALPS Asset Allocation Growth & Income seeks to achieve long-term growth and income.

The classes of each Fund differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Basis of Consolidation for the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund

CoreCommodity Management Cayman Commodity Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on April 23, 2010 and is a wholly owned subsidiary of the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the “CoreCommodity Fund”). All intercompany transactions have been eliminated upon consolidation. The Subsidiary acts as an investment vehicle for the CoreCommodity Fund in order to effect certain commodity-related investments on behalf of the CoreCommodity Fund. CoreCommodity Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of June 14, 2010, and it is intended that the CoreCommodity Fund will remain the sole shareholder and will continue to wholly own and control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The CoreCommodity Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the CoreCommodity Fund, the financial statements of the Subsidiary are included in the consolidated financial statements and financial highlights of the CoreCommodity Fund. All investments held by the Subsidiary are disclosed in the accounts of the CoreCommodity Fund. As of July 31, 2025, net assets of the CoreCommodity Fund were $893,310,423 of which $150,568,049 or 16.86%, represented the CoreCommodity Fund’s ownership of all issued shares and voting rights of the Subsidiary.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements. The Funds are an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification ("ASC") Topic 946 "Financial Services – Investment Companies”. In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of each Fund as a whole. ALPS Advisors, Inc. (the “Adviser”) is the CODM for each Fund. Each Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that each Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of each Fund, against which the CODM assesses performance.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service utilized by the Adviser as the valuation designee (the “Valuation Designee”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limited move with respect to a particular commodity. Over-the-counter swap contracts are valued based on quotes received from independent pricing services or one or more dealers that make markets in such investments.

Option contracts are valued using the National Best Bid and Offer price (“NBBO”). In the event there is no NBBO price available, option contracts are valued at the mean between the last bid and ask.

For Kotak India Equity Fund and ALPS Global Opportunity Fund, who hold equity securities that are primarily traded on foreign securities exchanges, such securities are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by the Valuation Designee. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Funds' portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

Forward currency exchange contracts have a value determined by the current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Trust’s Board of Trustees (the “Board” or “Trustees”) has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. When such prices or quotations are not available, or when the Valuation Designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The fair valuation policies and procedures (“FV Procedures”) have been adopted by the Board for the fair valuation of portfolio assets held by the Funds in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Funds’ Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Funds.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of July 31, 2025:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Common Stocks(a)	$–	$–	$1,214	$1,214
Exchange Traded Funds	312,962,915	–	–	312,962,915
Government Bonds	–	482,502,709	–	482,502,709
Short Term Investments	104,725,201	–	–	104,725,201
Total	$417,688,116	$482,502,709	$1,214	$900,192,039
Other Financial Instruments
Assets
Futures Contracts	$8,137,723	$–	$–	$8,137,723
Total Return Swap Contracts	–	105	–	105
Liabilities
Futures Contracts	(10,900,797)	–	–	(10,900,797)
Total Return Swap Contracts	–	(242)	–	(242)
Total	$(2,763,074)	$(137)	$–	$(2,763,211)

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Kotak India Equity Fund
Common Stocks
Communication Services	$–	$29,817,095	$–	$29,817,095
Consumer Discretionary	–	60,475,440	–	60,475,440
Consumer Staples	–	9,415,700	–	9,415,700
Energy	–	25,115,535	–	25,115,535
Financials	34,794,378	83,610,098	–	118,404,476
Health Care	–	32,821,160	–	32,821,160
Industrials	7,651,616	36,697,774	–	44,349,390
Information Technology	15,500,160	21,351,223	–	36,851,383
Materials	–	17,378,641	–	17,378,641
Real Estate	–	13,982,784	–	13,982,784
Total	$57,946,154	$330,665,450	$–	$388,611,604

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS Global Opportunity Fund
Closed-End Funds	$1,177,498	$6,372,058	$–	$7,549,556
Common Stocks
Communications	1,106,036	–	–	1,106,036
Consumer Discretionary	–	1,008,111	–	1,008,111
Consumer Staples	1,451,744	–	–	1,451,744
Financials	21,477,286	14,988,626	–	36,465,912
Industrials	2,422,307	681,993	–	3,104,300
Technology	5,516,786	–	–	5,516,786
Short-Term Investments	761,600	–	–	761,600
Total	$33,913,257	$23,050,788	$–	$56,964,045
Other Financial Instruments
Assets:
Forward Contract	$–	$76,591	$–	$76,591
Total	$–	$76,591	$–	$76,591

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS Balanced Opportunity Fund
Common Stocks(a)	$8,198,299	$–	$–	$8,198,299
Exchange Traded Funds	3,811,372	–	–	3,811,372
Collateralized Mortgage Obligations	–	7	–	7
Short Term Investments	229,530	–	–	229,530
Total	$12,239,201	$7	$–	$12,239,208

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS Asset Allocation Growth & Income
Exchange Traded Funds	$74,341,915	$–	$–	$74,341,915
Total	$74,341,915	$–	$–	$74,341,915

(a)	For detailed descriptions of country, sector and/or industry, see the accompanying Consolidated Statement of Investments or Statement of Investments.

The Funds, except for the ALPS | CoreCommodity Management CompleteCommodities® Strategy, did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the period ended July 31, 2025. As of July 31, 2025, ALPS | CoreCommodity Management CompleteCommodities® Strategy held securities classified as Level 3 in the fair value hierarchy valued at $1,214, which represents less than 0.005% of net assets.

Fund and Class Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all Funds in the Trust based on average net assets of each share class within a Fund.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund, except ALPS Balanced Opportunity Fund and ALPS Asset Allocation Growth & Income, normally pays dividends and distributes capital gains, if any, on an annual basis. ALPS Balanced Opportunity Fund normally pays dividends, if any, on a monthly basis and distributes capital gains, if any, annually. ALPS Asset Allocation Growth & Income normally pays dividends, if any, on a quarterly basis and distributes capital gains, if any, annually. Income dividend distributions are derived from interest, dividends, and other income a Fund receives from its investments, including distributions of short-term capital gains, if any. Capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than a year or from long-term capital gain distributions from underlying investments. Each Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Commodity-Linked Notes: The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund may invest in commodity-linked notes which are derivative instruments that have characteristics of a debt security and of a commodity-linked derivative. A commodity-linked note typically provides for interest payments and a principal payment at maturity linked to the price movement of the underlying commodity, commodity index or commodity futures or option contract. Commodity-linked notes may be principal protected, partially protected, or offer no principal protection. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index and their value may be affected by the performance of the commodities as well as other factors, including liquidity, quality, maturity and other economic variables. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Exchange Traded Funds (ETFs): Each Fund may invest in shares of ETFs and other similar instruments if the investment manager chooses to adjust a Fund’s exposure to the general market or industry sectors and to manage a Fund’s risk exposure. ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday. ETF shares are shares of exchange traded investment companies that are registered under the 1940 Act and hold a portfolio of common stocks designed to track the performance of a particular index. Limitations of the 1940 Act may prohibit a Fund from acquiring more than 3% of the outstanding shares of certain ETFs. Instruments that are similar to ETFs represent beneficial ownership interests in specific “baskets” of stocks of companies within a particular industry sector or group. These securities may also be exchange traded, but unlike ETFs, the issuers of these securities are not registered as investment companies.

The portfolio manager may decide to purchase or sell short ETF shares or options on ETF shares for the same reasons it would purchase or sell (and as an alternative to purchasing or selling) futures contracts – to obtain exposure to the stock market or a particular segment of the stock market, or to hedge a Fund’s portfolio against such exposures. Depending on the market, the holding period and other factors, the use of ETF shares and options thereon can be less costly than the use of index options or stock index futures. In addition, ETF shares and options thereon can typically be purchased in smaller amounts than are available for futures contracts and can offer exposure to market sectors and styles for which there is no suitable or liquid futures contract.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to each Fund.

Cash Management Transactions: Kotak India Equity Fund subscribes to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight offshore demand deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the Fund to earn interest on cash balances. Excess cash with deposit institutions domiciled outside of the U.S. are subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. Distributions that the Fund receives from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to the Fund. However, it is not possible for the Fund to characterize distributions received from REITs during interim periods because the REIT issuers do not report their tax characterizations until subsequent to year end. During interim periods, the REIT distributions are accounted for as ordinary income until the re characterizations are made subsequent to year end.

Master Limited Partnerships (“MLPs”): Certain Funds may invest in MLPs, which are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

3. DERIVATIVE INSTRUMENTS

As a part of their investment strategy, the Funds are permitted to enter in various types of derivatives contracts. In doing so, the Funds employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Cash collateral is being pledged to cover derivative obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Statements of Investments or Consolidated Statement of Investments.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Commodity Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency.

Interest Rate Risk: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Funds are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities.

Swap Contracts: Each Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the CoreCommodity Fund primarily enters into swap transactions for the purpose of increasing total return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over-the counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP.

Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts recognized in the Statements of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.

The Funds may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract.

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty. Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/ or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. Credit default swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. Swap agreements held at July 31, 2025 are disclosed after the Statement of Investments or Consolidated Statement of Investments.

Futures: Each Fund may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. These amounts are included in Deposit with broker for futures contracts on the Statement of Assets and Liabilities. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Forward Foreign Currency Contracts: Each Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

4. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for ALPS | CoreCommodity Management CompleteCommodities® Strategy for the nine month period ended July 31, 2025 were as follows:

Security Name	Fair Value as of October 31, 2024	Purchases	Sales	Fair Value as of July 31, 2025	Share Balance as of July 31, 2025	Dividends	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
ALPS | CoreCommodity Natural Resources ETF	$283,263,618	$101,539,629	$(97,850,455)	$312,962,915	11,800,125	$3,667,585	$32,111,160	$(6,101,037)
	$283,263,618	$101,539,629	$(97,850,455)	$312,962,915		$3,667,585	$32,111,160	$(6,101,037)

The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for ALPS Balanced Opportunity Fund for the nine month period ended July 31, 2025 were as follows:

Security Name	Fair Value as of October 31, 2024	Purchases	Sales	Fair Value as of July 31, 2025	Share Balance as of July 31, 2025	Dividends	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
ALPS | Smith Core Plus Bond ETF	$3,874,500	$1,138,940	$(1,179,232)	$3,811,372	147,957	$142,577	$11,774	$(34,610)
	$3,874,500	$1,138,940	$(1,179,232)	$3,811,372		$142,577	$11,774	$(34,610)

The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for ALPS Asset Allocation Growth & Income for the nine month period ended July 31, 2025 were as follows:

Security Name	Fair Value as of October 31, 2024	Purchases	Sales	Fair Value as of July 31, 2025	Share Balance as of July 31, 2025	Dividends	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
RiverFront Dynamic Core Income ETF	$5,094,281	$-	$(3,111,022)	$1,964,867	87,308	$125,022	$156,685	$(175,077)
Riverfront Strategic Income Fund	2,677,482	4,512,028	(123,237)	7,057,083	306,430	177,358	(2,424)	(6,766)
ALPS Active Equity Opportunity ETF	3,078,000	12,616,712	(6,206,597)	9,500,501	153,955	62,290	480,829	(468,443)
ALPS Electrification Infrastructure ETF*	-	3,560,485	-	4,383,231	128,775	5,698	822,746	-
ALPS International Sector Dividend Dogs ETF*	-	3,283,177	-	3,321,014	97,965	56,832	37,837	-
ALPS O'Shares U.S. Quality Dividend ETF*	-	2,837,689	-	2,993,486	55,610	13,488	155,797	-
RiverFront Dynamic US Dividend Advantage ETF	15,680,105	1,675,130	(4,547,883)	13,678,657	231,612	227,228	(352,648)	1,223,953
First Trust RiverFront Dynamic Developed International ETF	10,632,584	-	(10,944,896)	-	-	150,765	(2,144,888)	2,457,200
First Trust RiverFront Dynamic Emerging Markets ETF	2,782,025	-	(2,755,107)	-	-	50,753	(351,179)	324,261
	$39,944,477	$28,485,221	$(27,688,742)	$42,898,839		$869,434	$(1,197,245)	$3,355,128

*	Not an Affiliated Investment as of October 31, 2024.

Financial Investors Trust

Schedules of Investments

(Unaudited)

July 31, 2025

ALPS | Smith Short Duration Bond Fund

STATEMENT OF INVESTMENTS

July 31, 2025 (Unaudited)

	Principal	Value
	Amount	(Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (0.02%)

Fannie Mae
Series 1997-12, Class FA,
30D US SOFR + 1.11%, 04/18/2027(a)	$3,475	$3,481
Series 1997-49, Class F,
30D US SOFR + 0.61%, 06/17/2027(a)	3,226	3,223
Series 2011-40, Class KA,
3.500%, 03/25/2026	6,297	6,262
Series 2011-44, Class EB,
3.000%, 05/25/2026	1,159	1,152
Series 2011-61, Class B,
3.000%, 07/25/2026	2,706	2,687
Series 2011-80, Class KB,
3.500%, 08/25/2026	1,173	1,167
Series 2012-47, Class HA,
1.500%, 05/25/2027	5,314	5,218
Series 2013-5, Class DB,
2.000%, 02/25/2028	21,592	21,091
Series 2015-96, Class EA,
3.000%, 12/25/2026	60,173	59,421
		103,702
Freddie Mac
Series 1996-1810, Class D,
6.000%, 02/15/2026	1,109	1,104
Series 1996-1885, Class FA,
30D US SOFR + 0.56%, 09/15/2026(a)	551	550
Series 2001-2332, Class FB,
30D US SOFR + 0.56%, 01/15/2028(a)	18,474	18,447
Series 2006-3104, Class DH,
5.000%, 01/15/2026	309	308
Series 2011-3829, Class BE,
3.500%, 03/15/2026	672	669
Series 2013-4177, Class NB,
1.500%, 03/15/2028	5,524	5,355
		26,433
Ginnie Mae
Series 2013-53, Class KN,
1.500%, 08/20/2025	7	7

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $132,337)		130,142

	Principal	Value
	Amount	(Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (0.00%)(b)
Freddie Mac Multifamily Structured Pass Through Certificates
Series 2017-KL1P, Class A1P,
2.544%, 10/25/2025	$15,413	$15,337
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $15,369)		15,337

	Principal	Value
	Amount	(Note 2)
MORTGAGE-BACKED SECURITIES (0.40%)
Fannie Mae Pool
Series 2011-,
3.500%, 12/01/2026	51,428	50,984
5.270%, 07/01/2028	463,197	465,078
Series 2011-MA0717,
3.500%, 04/01/2026	22,773	22,631
Series 2016-AL9448,
2.959%, 07/01/2026	130,950	129,453
Series 2016-AN2079,
2.910%, 07/01/2026	33,129	32,550
Series 2017-,
3.030%, 07/01/2029	117,376	112,068
Series 2021-,
1.580%, 12/01/2028	110,000	100,695
Series 2023-,
4.550%, 03/01/2028	475,000	476,498
4.900%, 03/01/2028	750,000	755,852
		2,145,809
Freddie Mac Gold Pool
Series 2011-,
3.500%, 02/01/2026	23,543	23,434
Series 2012-T40090,
3.000%, 05/01/2027	19,687	19,415
		42,849
Freddie Mac Pool
Series 2018-,
2.000%, 01/01/2028	146,439	143,053
3.500%, 04/01/2028	58,138	57,446
Series 2023-,
4.170%, 04/01/2028	113,000	112,315
		312,814
Ginnie Mae I Pool
Series 2013-AF1057,
2.000%, 07/15/2028	31,451	30,565

	Principal	Value
	Amount	(Note 2)
Ginnie Mae II Pool
Series 2010-4898,
3.000%, 12/20/2025	$3,942	$3,922
Series 2011-4954,
3.000%, 02/20/2026	3,985	3,959
		7,881
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $2,523,857)		2,539,918

	Principal	Value
	Amount	(Note 2)
CORPORATE BONDS (65.92%)
Aerospace & Defense (4.53%)
BAE Systems PLC
5.00%, 03/26/2027(c)	4,500,000	4,539,340
Boeing Co.
2.20%, 02/04/2026	5,000,000	4,934,274
3.25%, 02/01/2028	3,000,000	2,904,388
General Electric Co.
4.30%, 07/29/2030	1,405,000	1,398,912
L3Harris Technologies, Inc.
5.40%, 01/15/2027	6,500,000	6,581,879
Lockheed Martin Corp.
4.15%, 08/15/2028	3,000,000	2,993,040
Northrop Grumman Corp.
4.65%, 07/15/2030	3,000,000	3,020,542
RTX Corp.
5.75%, 11/08/2026	2,000,000	2,029,958

Total Aerospace & Defense		28,402,333

Agriculture (0.54%)
Bunge Ltd Finance Corp.
4.55%, 08/04/2030	3,403,000	3,397,379

Airlines (0.47%)
AS Mileage Plan IP, Ltd.
5.02%, 10/20/2029(c)	3,000,000	2,978,119

Apparel & Textile Products (0.24%)
VF Corp.
2.80%, 04/23/2027	1,600,000	1,529,034

Automobiles Manufacturing (4.89%)
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	6,465,000	6,433,284
6.95%, 03/06/2026	3,750,000	3,779,843
General Motors Co.
5.63%, 04/15/2030	1,500,000	1,539,461

	Principal	Value
	Amount	(Note 2)
General Motors Financial Co., Inc.
5.40%, 05/08/2027	$1,500,000	$1,520,375
6.05%, 10/10/2025	7,000,000	7,016,108
Honda Motor Co., Ltd.
4.44%, 07/08/2028	3,000,000	2,995,930
Hyundai Capital America
5.45%, 06/24/2026(c)	3,000,000	3,022,392
Volkswagen Group of America Finance LLC
5.40%, 03/20/2026(c)	4,400,000	4,413,727

Total Automobiles Manufacturing		30,721,120

Banks (8.20%)
Bank of Ireland Group PLC
1Y US TI + 2.65%, 09/16/2026(a)(c)	4,000,000	4,007,248
Capital One NA
5.97%, 08/09/2028(a)	2,711,000	2,772,378
Goldman Sachs Bank USA
1D US SOFR + 0.78%, 03/18/2027(a)	6,000,000	6,022,433
Morgan Stanley Bank NA
1D US SOFR + 1.08%, 01/14/2028(a)	3,500,000	3,521,190
Morgan Stanley Private Bank NA
1D US SOFR + 0.77%, 07/06/2028(a)	3,000,000	2,997,743
PNC Bank NA
1D US SOFR + 0.504%, 01/15/2027(a)	3,000,000	3,001,502
1D US SOFR + 0.63%, 05/13/2027(a)	3,000,000	2,996,725
Synovus Financial Corp.
5.20%, 08/11/2025	3,450,000	3,449,325
Truist Bank
3.30%, 05/15/2026	3,500,000	3,464,234
1D US SOFR + 0.77%, 07/24/2028(a)	3,000,000	2,996,147
US Bank NA
1D US SOFR + 0.91%, 05/15/2028(a)	3,000,000	3,013,721
Wells Fargo & Co.
1D US SOFR + 1.07%, 04/22/2028(a)	5,000,000	5,098,792
1D US SOFR + 1.50%, 04/23/2031(a)	3,000,000	3,062,058
Wells Fargo Bank NA
4.81%, 01/15/2026	5,000,000	5,007,432

Total Banks		51,410,928

Biotechnology (1.01%)
Amgen, Inc.
5.15%, 03/02/2028	3,300,000	3,361,154
5.51%, 03/02/2026	3,000,000	3,000,024
Total Biotechnology		6,361,178

Cable & Satellite (0.62%)
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 05/01/2026(c)	2,900,000	2,896,996
Cox Communications, Inc.
5.45%, 09/15/2028(c)	1,000,000	1,022,277

	Principal	Value
	Amount	(Note 2)
Total Cable & Satellite		$3,919,273

Chemicals (0.96%)
Ecolab, Inc.
4.30%, 06/15/2028	$3,000,000	3,007,519
Sherwin-Williams Co.
4.25%, 08/08/2025	3,000,000	2,999,711
Total Chemicals		6,007,230

Commercial Finance (0.48%)
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.75%, 05/24/2026(c)	3,000,000	3,021,687

Communications Equipment (0.80%)
Motorola Solutions, Inc.
4.85%, 08/15/2030	5,000,000	5,035,650

Consumer Finance (2.03%)
Ally Financial, Inc.
5.75%, 11/20/2025	120,000	120,171
SOFRINDX + 1.96%, 05/15/2029(a)(d)	4,500,000	4,584,215
American Express Co.
1D US SOFR + 1.26%, 04/25/2029(a)	3,000,000	3,026,830
SOFRINDX + 0.75%, 04/23/2027(a)(d)	5,000,000	5,037,177

Total Consumer Finance		12,768,393

Consumer Services (1.61%)
Cintas Corp. No 2
4.20%, 05/01/2028	5,000,000	4,997,751
Sodexo, Inc.
5.15%, 08/15/2030(c)	5,000,000	5,067,961

Total Consumer Services		10,065,712

Containers & Packaging (0.48%)
Sonoco Products Co.
4.45%, 09/01/2026	3,000,000	2,995,046

Department Stores (1.01%)
Kohl's Corp.
10.00%, 06/01/2030(c)	6,100,000	6,343,701

Diversified Banks (2.08%)
Bank of America Corp.
1D US SOFR + 1.11%, 05/09/2029(a)	3,000,000	3,013,214
1D US SOFR + 1.29%, 01/20/2027(a)	4,000,000	4,012,180
JPMorgan Chase & Co.
1D US SOFR + 1.19%, 01/23/2028(a)	3,000,000	3,024,206
Toronto-Dominion Bank
Series GMTN
4.98%, 04/05/2027	3,000,000	3,028,357

	Principal	Value
	Amount	(Note 2)
Total Diversified Banks		$13,077,957
Electrical Equipment Manufacturing (0.52%)
Vontier Corp.
1.80%, 04/01/2026	$3,350,000	3,288,771

Entertainment Content (0.75%)
Discovery Communications LLC
4.13%, 05/15/2029	2,400,000	2,237,052
Paramount Global
3.70%, 06/01/2028	1,600,000	1,550,567
Warnermedia Holdings, Inc.
4.05%, 03/15/2029	951,000	893,545
Total Entertainment Content		4,681,164

Exploration & Production (2.60%)
Diamondback Energy, Inc.
5.20%, 04/18/2027	1,000,000	1,010,054
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028(c)	1,500,000	1,507,052
Occidental Petroleum Corp.
5.00%, 08/01/2027	7,000,000	7,055,978
Permian Resources Operating LLC
5.38%, 01/15/2026(c)	5,081,000	5,076,220
Range Resources Corp.
8.25%, 01/15/2029	1,581,000	1,622,274
Total Exploration & Production		16,271,578

Financial Services (8.80%)
Charles Schwab Corp.
5.88%, 08/24/2026	5,000,000	5,068,833
SOFRINDX + 1.05%, 03/03/2027(a)(d)	2,471,000	2,493,450
Citadel Securities Global Holdings LLC
5.50%, 06/18/2030(c)	3,100,000	3,128,649
Goldman Sachs Group, Inc.
1D US SOFR + 1.075%, 08/10/2026(a)	7,000,000	7,001,411
Jane Street Group / JSG Finance, Inc.
4.50%, 11/15/2029(c)	4,931,000	4,726,645
LPL Holdings, Inc.
4.90%, 04/03/2028	2,000,000	2,011,817
5.70%, 05/20/2027	2,900,000	2,948,641
Lseg US Fin Corp.
4.88%, 03/28/2027(c)	2,500,000	2,516,606
Morgan Stanley
1D US SOFR + 1.295%, 01/28/2027(a)	2,000,000	2,003,809
National Securities Clearing Corp.
4.90%, 06/26/2029(c)	5,000,000	5,086,103
5.15%, 06/26/2026(c)	5,000,000	5,034,173

	Principal	Value
	Amount	(Note 2)
State Street Corp.
1D US SOFR + 1.353%, 11/04/2026(a)	$3,250,000	$3,258,474
UBS Group AG
1Y US TI + 1.60%, 12/22/2027(a)(c)	7,000,000	7,166,215
USAA Capital Corp.
4.38%, 06/01/2028(c)	3,000,000	3,008,045

Total Financial Services		55,452,871

Food & Beverage (2.71%)
The Campbell's Company
5.20%, 03/19/2027	3,000,000	3,033,347
5.30%, 03/20/2026	1,000,000	1,004,180
Constellation Brands, Inc.
4.80%, 05/01/2030	2,000,000	2,011,634
Keurig Dr Pepper, Inc.
4.35%, 05/15/2028	5,000,000	4,992,991
Mars, Inc.
4.45%, 03/01/2027(c)	3,000,000	3,005,212
Mondelez International Holdings Netherlands BV
4.25%, 09/15/2025(c)	3,000,000	2,998,275

Total Food & Beverage		17,045,639

Hardware (0.64%)
Dell International LLC / EMC Corp.
4.75%, 04/01/2028	2,000,000	2,016,463
Hewlett Packard Enterprise Co.
4.45%, 09/25/2026	2,000,000	1,998,329
Total Hardware		4,014,792

Health Care Facilities & Services (1.13%)
HCA, Inc.
5.00%, 03/01/2028	5,000,000	5,056,185
5.20%, 06/01/2028	2,000,000	2,034,509
Total Health Care Facilities & Services		7,090,694

Industrial Other (0.64%)
Element Fleet Management Corp.
6.27%, 06/26/2026(c)	4,000,000	4,051,718

Life Insurance (0.32%)
Jackson National Life Global Funding
4.90%, 01/13/2027(c)	2,000,000	2,008,964

Medical Equipment & Devices Manufacturing (4.17%)
Alcon Finance Corp.
2.75%, 09/23/2026(c)	6,150,000	6,018,710
GE HealthCare Technologies, Inc.
4.80%, 01/15/2031	5,000,000	5,026,970
5.60%, 11/15/2025	3,000,000	3,005,428

	Principal	Value
	Amount	(Note 2)
Illumina, Inc.
4.65%, 09/09/2026	$2,000,000	$1,999,495
Solventum Corp.
5.40%, 03/01/2029	2,000,000	2,058,117
5.45%, 02/25/2027	5,000,000	5,079,048
Stryker Corp.
4.55%, 02/10/2027	3,000,000	3,010,236

Total Medical Equipment & Devices Manufacturing		26,198,004

Metals & Mining (1.04%)
Steel Dynamics, Inc.
5.00%, 12/15/2026	6,592,000	6,581,668

Pharmaceuticals (0.48%)
Bristol-Myers Squibb Co.
4.95%, 02/20/2026	3,000,000	3,009,742

Pipeline (2.17%)
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/2028(c)	1,000,000	1,039,679
6.06%, 08/15/2026(c)	1,500,000	1,516,215
Gray Oak Pipeline LLC
2.60%, 10/15/2025(c)	7,604,000	7,563,319
NuStar Logistics LP
5.63%, 04/28/2027	1,500,000	1,508,661
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.88%, 01/15/2029	2,000,000	2,041,677

Total Pipeline		13,669,551

Power Generation (0.49%)
Calpine Corp.
4.50%, 02/15/2028(c)	3,100,000	3,068,235

Property & Casualty Insurance (0.99%)
Brown & Brown, Inc.
4.60%, 12/23/2026	1,555,000	1,558,217
4.70%, 06/23/2028	1,550,000	1,555,411
4.90%, 06/23/2030	3,100,000	3,114,108
Total Property & Casualty Insurance		6,227,736

Refining & Marketing (0.09%)
HF Sinclair Corp.
6.38%, 04/15/2027	585,000	587,005

Restaurants (0.96%)
Starbucks Corp.
4.50%, 05/15/2028	3,000,000	3,011,969
4.80%, 05/15/2030	3,000,000	3,032,785
Total Restaurants		6,044,754

	Principal	Value
	Amount	(Note 2)
Semiconductors (1.53%)
Broadcom, Inc.
5.05%, 07/12/2027	$4,000,000	$4,048,744
Foundry JV Holdco LLC
5.50%, 01/25/2031(c)	3,000,000	3,063,972
Kioxia Holdings Corp.
6.25%, 07/24/2030(c)	2,500,000	2,492,650
Total Semiconductors		9,605,366

Software & Services (1.20%)
Synopsys, Inc.
4.55%, 04/01/2027	3,000,000	3,005,755
4.65%, 04/01/2028	3,000,000	3,023,810
VMware LLC
4.65%, 05/15/2027	1,500,000	1,505,418
Total Software & Services		7,534,983

Supermarkets & Pharmacies (0.86%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028(c)	5,330,000	5,418,751

Transportation & Logistics (0.64%)
Daimler Truck Finance North America LLC
5.60%, 08/08/2025(c)	2,000,000	2,000,329
Ryder System, Inc.
5.00%, 03/15/2030	2,000,000	2,026,870
Total Transportation & Logistics		4,027,199

Travel & Lodging (0.23%)
Carnival Corp.
4.00%, 08/01/2028(c)	1,515,000	1,472,391

Utilities (2.07%)
American Electric Power Co., Inc.
5.70%, 08/15/2025	3,000,000	3,000,503
DTE Energy Co.
4.95%, 07/01/2027	2,000,000	2,018,644
Duke Energy Corp.
5.00%, 12/08/2025	6,000,000	6,008,418
Sempra
5.40%, 08/01/2026	2,000,000	2,012,665

Total Utilities		13,040,230

Wireless Telecommunications Services (0.94%)
SoftBank Corp.
4.70%, 07/09/2030(c)	860,000	857,668
T-Mobile USA, Inc.
4.80%, 07/15/2028	5,000,000	5,061,633

	Principal	Value
	Amount	(Note 2)
Total Wireless Telecommunications Services		$5,919,301

TOTAL CORPORATE BONDS

(Cost $411,608,718)		414,345,847

	Principal	Value
	Amount	(Note 2)
GOVERNMENT BONDS (32.11%)

U.S. Treasury Bonds (32.11%)
United States Treasury Inflation Indexed Bonds
1.63%, 10/15/2029	15,344,000	15,880,612
United States Treasury Notes
3.50%, 09/30/2029	26,718,000	26,286,442
3.75%, 04/30/2027	22,700,000	22,612,658
3.88%, 06/30/2030	2,858,000	2,848,176
4.13%, 01/31/2027	26,663,000	26,693,203
4.13%, 10/31/2029	23,011,000	23,185,830
4.13%, 11/30/2029	6,464,000	6,513,995
4.25%, 03/15/2027	22,494,000	22,580,110
4.25%, 01/15/2028	20,619,000	20,781,294
4.25%, 01/31/2030	9,900,000	10,026,264
4.50%, 05/15/2027	24,196,000	24,410,551
Total U.S. Treasury Bonds		201,819,135

TOTAL GOVERNMENT BONDS

(Cost $200,708,636)		201,819,135

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (0.09%)
Money Market Fund (0.09%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	4.22%	575,890	575,890

TOTAL SHORT TERM INVESTMENTS
(Cost $575,890)			575,890

Value
(Note 2)
TOTAL INVESTMENTS (98.54%)
(Cost $615,564,807)	$619,426,269

Other Assets In Excess Of Liabilities (1.46%)	9,180,588

NET ASSETS (100.00%)	$628,606,857

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

SOFRINDX - Secured Overnight Financing Rate Index

TI - Treasury Index

Reference Rates:

30D US SOFR - 30 Day SOFR as of July 31, 2025 was 4.34%

1D US SOFR - 1 Day SOFR as of July 31, 2025 was 4.39%

1Y US TI - 1 Year US TI as of July 31, 2025 was 4.10%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of July 31, 2025 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Less than 0.005%.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025, the aggregate market value of those securities was $121,139,245, representing 19.27% of net assets.
(d)	The SOFRINDX is a compounded average of the daily Secured Overnight Financing Rate determined by reference to the SOFR Index for any interest period.

See Notes to Quarterly Statement of Investments.

ALPS | Smith Total Return Bond Fund

STATEMENT OF INVESTMENTS

July 31, 2025 (Unaudited)

	Principal	Value
	Amount	(Note 2)
BANK LOANS (0.81%)

Aerospace & Defense (0.49%)
TransDigm, Inc.
3M US SOFR + 3.25%, 02/28/2031(a)	$15,959,372	$16,024,565

Casinos & Gaming (0.23%)
Caesars Entertainment, Inc.
1M US SOFR + 2.25%, 02/06/2031(a)	7,356,875	7,357,795

Pharmaceuticals (0.09%)
Amneal Pharmaceuticals LLC
1M US SOFR + 3.50%, 07/26/2032(a)	2,752,000	2,758,302

TOTAL BANK LOANS
(Cost $26,189,657)		26,140,662

	Principal	Value
	Amount	(Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (8.79%)

Fannie Mae
Series 1997-76, Class FO,
30D US SOFR + 0.61%, 09/17/2027(a)	$3,132	$3,102
Series 1999-58, Class F,
30D US SOFR + 0.51%, 11/18/2029(a)	16,821	16,760
Series 2000-40, Class FA,
30D US SOFR + 0.61%, 07/25/2030(a)	6,526	6,523
Series 2000-45, Class F,
30D US SOFR + 0.56%, 12/25/2030(a)	3,563	3,552
Series 2001-27, Class F,
30D US SOFR + 0.61%, 06/25/2031(a)	3,304	3,270
Series 2001-29, Class Z,
6.500%, 07/25/2031	31,016	31,675
Series 2001-51, Class OD,
6.500%, 10/25/2031	1	1
Series 2001-52, Class XZ,
6.500%, 10/25/2031	12,742	13,174

	Principal	Value
	Amount	(Note 2)
Series 2001-59, Class F,
30D US SOFR + 0.71%, 11/25/2031(a)	$57,719	$57,785
Series 2001-60, Class OF,
30D US SOFR + 1.06%, 10/25/2031(a)	89,734	90,622
Series 2001-63, Class FD,
30D US SOFR + 0.71%, 12/18/2031(a)	5,050	5,055
Series 2001-63, Class TC,
6.000%, 12/25/2031	10,594	10,909
Series 2001-68, Class PH,
6.000%, 12/25/2031	8,594	8,850
Series 2001-71, Class FE,
30D US SOFR + 0.76%, 11/25/2031(a)	39,961	40,050
Series 2001-71, Class FS,
30D US SOFR + 0.71%, 11/25/2031(a)	32,680	32,718
Series 2001-81, Class GE,
6.000%, 01/25/2032	7,669	7,905
Series 2002-11, Class JF,
30D US SOFR + 0.84%, 03/25/2032(a)	25,426	25,527
Series 2002-12, Class FH,
30D US SOFR + 1.16%, 01/25/2032(a)	27,555	27,779
Series 2002-13, Class FE,
30D US SOFR + 1.01%, 03/25/2032(a)	19,868	19,949
Series 2002-16, Class TM,
7.000%, 04/25/2032	6,392	6,589
Series 2002-17, Class JF,
30D US SOFR + 1.11%, 04/25/2032(a)	14,365	14,509
Series 2002-18, Class FD,
30D US SOFR + 0.91%, 02/25/2032(a)	26,649	26,758
Series 2002-23, Class FA,
30D US SOFR + 1.01%, 04/25/2032(a)	20,751	20,943
Series 2002-34, Class EO,
–%, 05/18/2032(b)	10,601	10,224
Series 2002-36, Class FS,
30D US SOFR + 0.61%, 06/25/2032(a)	2,413	2,413
Series 2002-44, Class FJ,
30D US SOFR + 1.11%, 04/25/2032(a)	38,520	38,703

	Principal	Value
	Amount	(Note 2)
Series 2002-47, Class FC,
30D US SOFR + 0.71%, 11/25/2031(a)	$7,805	$7,800
Series 2002-48, Class F,
30D US SOFR + 1.11%, 07/25/2032(a)	21,713	21,901
Series 2002-49, Class FC,
30D US SOFR + 1.11%, 11/18/2031(a)	22,021	22,200
Series 2002-60, Class FV,
30D US SOFR + 1.11%, 04/25/2032(a)	53,322	53,854
Series 2002-63, Class EZ,
6.000%, 10/25/2032	4,991	5,161
Series 2002-64, Class PG,
5.500%, 10/25/2032	31,378	32,111
Series 2002-68, Class AF,
30D US SOFR + 1.11%, 10/25/2032(a)	9,566	9,663
Series 2002-7, Class FC,
30D US SOFR + 0.86%, 01/25/2032(a)	31,607	31,746
Series 2002-71, Class AQ,
4.000%, 11/25/2032	17,406	17,081
Series 2002-8, Class FA,
30D US SOFR + 0.86%, 03/18/2032(a)	16,060	16,153
Series 2002-80, Class CZ,
4.500%, 09/25/2032	111,132	106,123
Series 2002-9, Class FW,
30D US SOFR + 0.66%, 03/25/2032(a)	8,073	7,996
Series 2002-91, Class F,
30D US SOFR + 0.66%, 01/25/2033(a)	11,381	11,376
Series 2003-107, Class FD,
30D US SOFR + 0.61%, 11/25/2033(a)	7,650	7,645
Series 2003-110, Class CK,
3.000%, 11/25/2033	11,659	11,362
Series 2003-116, Class FA,
30D US SOFR + 0.51%, 11/25/2033(a)	14,559	14,533
Series 2003-119, Class ZP,
4.000%, 12/25/2033	37,631	36,371
Series 2003-119, Class FH,
30D US SOFR + 0.61%, 12/25/2033(a)	23,180	23,163
Series 2003-128, Class MF,
30D US SOFR + 0.71%, 01/25/2034(a)	32,792	32,873

	Principal	Value
	Amount	(Note 2)
Series 2003-131, Class CH,
5.500%, 01/25/2034	$51,965	$53,678
Series 2003-134, Class FC,
30D US SOFR + 0.71%, 12/25/2032(a)	17,450	17,493
Series 2003-19, Class MB,
4.000%, 05/25/2031	18,311	17,794
Series 2003-21, Class OG,
4.000%, 01/25/2033	5,209	5,151
Series 2003-22, Class BZ,
6.000%, 04/25/2033	17,802	18,300
Series 2003-27, Class EK,
5.000%, 04/25/2033	15,911	16,091
Series 2003-30, Class JQ,
5.500%, 04/25/2033	16,009	16,451
Series 2003-32, Class UJ,
5.500%, 05/25/2033	29,858	30,741
Series 2003-41, Class OZ,
3.750%, 05/25/2033	168,884	159,563
Series 2003-41, Class OB,
4.000%, 05/25/2033	99,384	95,658
Series 2003-42, Class JH,
5.500%, 05/25/2033	36,069	37,123
Series 2003-46, Class PJ,
5.500%, 06/25/2033	21,599	22,240
Series 2003-47, Class PE,
5.750%, 06/25/2033	24,707	25,516
Series 2003-64, Class JK,
3.500%, 07/25/2033	27,458	26,775
Series 2003-64, Class ZC,
5.000%, 07/25/2033	16,783	17,010
Series 2003-71, Class HD,
5.500%, 08/25/2033	62,110	63,232
Series 2003-76, Class EZ,
5.000%, 08/25/2033	87,496	88,861
Series 2003-94, Class CE,
5.000%, 10/25/2033	1,108	1,102
Series 2004-10, Class ZB,
6.000%, 02/25/2034	118,860	122,742
Series 2004-101, Class TB,
5.500%, 01/25/2035	70,946	72,986
Series 2004-14, Class QB,
5.250%, 03/25/2034	99,499	101,755
Series 2004-17, Class BA,
6.000%, 04/25/2034	118,388	121,005
Series 2004-17, Class DZ,
5.500%, 04/25/2034	7,273	7,387
Series 2004-36, Class CB,
5.000%, 05/25/2034	55,448	56,196

	Principal	Value
	Amount	(Note 2)
Series 2004-36, Class FA,
30D US SOFR + 0.51%, 05/25/2034(a)	$14,547	$14,485
Series 2004-53, Class FC,
30D US SOFR + 0.56%, 07/25/2034(a)	118,946	118,708
Series 2004-54, Class FL,
30D US SOFR + 0.51%, 07/25/2034(a)	63,535	63,408
Series 2004-60, Class AC,
5.500%, 04/25/2034	22,196	22,092
Series 2004-68, Class LC,
5.000%, 09/25/2029	16,662	16,738
Series 2004-77, Class AY,
4.500%, 10/25/2034	10,831	10,754
Series 2004-82, Class HK,
5.500%, 11/25/2034	30,830	31,874
Series 2004-92, Class TB,
5.500%, 12/25/2034	52,859	54,651
Series 2005-110, Class MP,
5.500%, 12/25/2035	8,432	8,565
Series 2005-120, Class FE,
30D US SOFR + 0.63%, 01/25/2036(a)	14,029	13,959
Series 2005-122, Class PY,
6.000%, 01/25/2036	179,391	186,237
Series 2005-17, Class EX,
5.250%, 03/25/2035	25,000	24,750
Series 2005-17, Class EZ,
4.500%, 03/25/2035	99,666	98,903
Series 2005-29, Class ZA,
5.500%, 04/25/2035	823,001	852,070
Series 2005-3, Class CH,
5.250%, 02/25/2035	57,449	58,695
Series 2005-35, Class DZ,
5.000%, 04/25/2035	86,856	87,996
Series 2005-48, Class TD,
5.500%, 06/25/2035	80,147	82,455
Series 2005-52, Class FE,
30D US SOFR + 1.91%, 05/25/2035(a)	66,879	67,673
Series 2005-62, Class GZ,
5.750%, 07/25/2035	286,487	296,559
Series 2005-64, Class PL,
5.500%, 07/25/2035	35,154	36,000
Series 2005-68, Class PG,
5.500%, 08/25/2035	16,103	16,120
Series 2005-68, Class CZ,
5.500%, 08/25/2035	195,465	201,253

	Principal	Value
	Amount	(Note 2)
Series 2005-68, Class BE,
5.250%, 08/25/2035	$40,026	$40,572
Series 2005-69, Class GZ,
4.500%, 08/25/2035	7,564	7,364
Series 2005-7, Class MZ,
4.750%, 02/25/2035	12,292	12,104
Series 2005-70, Class KP,
5.000%, 06/25/2035	34,052	34,517
Series 2005-70, Class NA,
5.500%, 08/25/2035	7,089	7,245
Series 2005-72, Class FB,
30D US SOFR + 0.36%, 08/25/2035(a)	5,861	5,816
Series 2005-79, Class DB,
5.500%, 09/25/2035	55,013	56,720
Series 2005-84, Class XM,
5.750%, 10/25/2035	31,470	32,299
Series 2005-89, Class F,
30D US SOFR + 0.41%, 10/25/2035(a)	12,708	12,621
Series 2005-99, Class AC,
5.500%, 12/25/2035	541,000	543,425
Series 2005-99, Class FA,
30D US SOFR + 0.41%, 11/25/2035(a)	3,811	3,807
Series 2005-99, Class ZA,
5.500%, 12/25/2035	132,404	133,577
Series 2006-112, Class QC,
5.500%, 11/25/2036	14,301	14,821
Series 2006-114, Class HE,
5.500%, 12/25/2036	63,950	65,711
Series 2006-115, Class EF,
30D US SOFR + 0.47%, 12/25/2036(a)	10,608	10,518
Series 2006-16, Class HZ,
5.500%, 03/25/2036	180,184	186,946
Series 2006-39, Class EF,
30D US SOFR + 0.51%, 05/25/2036(a)	10,388	10,329
Series 2006-46, Class UD,
5.500%, 06/25/2036	24,967	25,703
Series 2006-48, Class TF,
30D US SOFR + 0.51%, 06/25/2036(a)	27,734	27,536
Series 2006-48, Class DZ,
6.000%, 06/25/2036	185,879	192,023
Series 2006-56, Class F,
30D US SOFR + 0.41%, 07/25/2036(a)	7,030	6,989

	Principal	Value
	Amount	(Note 2)
Series 2006-62, Class FX,
30D US SOFR + 1.86%, 07/25/2036(a)	$135,579	$134,192
Series 2006-63, Class QH,
5.500%, 07/25/2036	23,070	23,913
Series 2006-70, Class AF,
30D US SOFR + 0.51%, 08/25/2036(a)	56,161	55,725
Series 2006-71, Class ZH,
6.000%, 07/25/2036	28,657	30,104
Series 2006-95, Class FH,
30D US SOFR + 0.56%, 10/25/2036(a)	52,152	51,848
Series 2007-100, Class YF,
30D US SOFR + 0.66%, 10/25/2037(a)	11,827	11,789
Series 2007-109, Class GF,
30D US SOFR + 0.79%, 12/25/2037(a)	33,173	33,197
Series 2007-111, Class FC,
30D US SOFR + 0.71%, 12/25/2037(a)	21,699	21,699
Series 2007-117, Class FM,
30D US SOFR + 0.81%, 01/25/2038(a)	130,346	130,614
Series 2007-12, Class BZ,
6.000%, 03/25/2037	364,105	365,604
Series 2007-12, Class ZA,
6.000%, 03/25/2037	127,807	125,199
Series 2007-14, Class GZ,
5.500%, 03/25/2037	111,679	116,401
Series 2007-18, Class MZ,
6.000%, 03/25/2037	116,846	122,612
Series 2007-22, Class FC,
30D US SOFR + 0.53%, 03/25/2037(a)	15,174	15,037
Series 2007-26, Class ZB,
5.500%, 04/25/2037	183,235	183,531
Series 2007-30, Class MB,
4.250%, 04/25/2037	38,057	37,773
Series 2007-33, Class HE,
5.500%, 04/25/2037	29,292	30,523
Series 2007-34, Class F,
30D US SOFR + 0.50%, 04/25/2037(a)	16,974	16,820
Series 2007-41, Class FA,
30D US SOFR + 0.51%, 05/25/2037(a)	5,550	5,520
Series 2007-51, Class CP,
5.500%, 06/25/2037	18,564	18,819

	Principal	Value
	Amount	(Note 2)
Series 2007-51, Class PB,
5.500%, 06/25/2037	$16,301	$16,057
Series 2007-55, Class PH,
6.000%, 06/25/2047	217,026	228,905
Series 2007-57, Class FA,
30D US SOFR + 0.34%, 06/25/2037(a)	14,156	14,031
Series 2007-6, Class FC,
30D US SOFR + 0.53%, 02/25/2037(a)	30,758	30,489
Series 2007-63, Class FC,
30D US SOFR + 0.46%, 07/25/2037(a)	13,898	13,760
Series 2007-63, Class VZ,
5.500%, 07/25/2037	143,764	144,518
Series 2007-65, Class ZE,
5.500%, 07/25/2037	520,543	521,007
Series 2007-65, Class KF,
30D US SOFR + 0.49%, 07/25/2037(a)	46,116	45,699
Series 2007-70, Class FA,
30D US SOFR + 0.46%, 07/25/2037(a)	17,981	17,813
Series 2007-77, Class JE,
6.000%, 08/25/2037	263,645	272,546
Series 2007-85, Class FC,
30D US SOFR + 0.65%, 09/25/2037(a)	73,953	73,836
Series 2007-85, Class FL,
30D US SOFR + 0.65%, 09/25/2037(a)	18,729	18,665
Series 2007-86, Class FA,
30D US SOFR + 0.56%, 09/25/2037(a)	20,079	19,992
Series 2007-9, Class FB,
30D US SOFR + 0.46%, 03/25/2037(a)	18,117	17,934
Series 2008-18, Class FA,
30D US SOFR + 1.01%, 03/25/2038(a)	123,880	124,892
Series 2008-24, Class WD,
5.500%, 02/25/2038	151,585	151,602
Series 2008-25, Class EF,
30D US SOFR + 1.06%, 04/25/2038(a)	29,421	29,723
Series 2008-27, Class B,
5.500%, 04/25/2038	481,775	500,284
Series 2008-46, Class LA,
5.500%, 06/25/2038	8,791	8,828

	Principal	Value
	Amount	(Note 2)
Series 2008-66, Class FT,
30D US SOFR + 1.06%, 08/25/2038(a)	$17,022	$17,111
Series 2008-86, Class FC,
30D US SOFR + 1.21%, 12/25/2038(a)	122,842	124,276
Series 2009-103, Class FM,
30D US SOFR + 0.81%, 11/25/2039(a)	22,624	22,665
Series 2009-104, Class FA,
30D US SOFR + 0.91%, 12/25/2039(a)	29,341	29,505
Series 2009-11, Class MP,
7.000%, 03/25/2049	91,568	98,408
Series 2009-110, Class FG,
30D US SOFR + 0.86%, 01/25/2040(a)	56,042	56,234
Series 2009-111, Class CY,
5.000%, 03/25/2038	126,210	127,536
Series 2009-12, Class LA,
14.788%, 03/25/2039(a)	228,178	272,963
Series 2009-12, Class LD,
16.924%, 03/25/2039(a)	301,404	409,561
Series 2009-19, Class ZA,
6.500%, 04/25/2039	388,506	405,362
Series 2009-36, Class MX,
5.000%, 06/25/2039	58,000	58,006
Series 2009-39, Class Z,
6.000%, 06/25/2039	1,651,868	1,689,856
Series 2009-42, Class TZ,
4.500%, 03/25/2039	204,154	195,758
Series 2009-47, Class BN,
4.500%, 07/25/2039	22,695	22,648
Series 2009-62, Class WA,
5.578%, 08/25/2039(a)	59,697	59,895
Series 2009-68, Class FD,
30D US SOFR + 1.36%, 09/25/2039(a)	38,257	39,028
Series 2009-70, Class CO,
–%, 01/25/2037(b)	56,436	46,865
Series 2009-70, Class FA,
30D US SOFR + 1.31%, 09/25/2039(a)	19,576	19,825
Series 2009-86, Class OT,
–%, 10/25/2037(b)	22,154	18,772
Series 2009-87, Class FG,
30D US SOFR + 0.86%, 11/25/2039(a)	32,977	33,056
Series 2009-90, Class UZ,
4.500%, 11/25/2039	710,066	681,257

	Principal	Value
	Amount	(Note 2)
Series 2010-1, Class WA,
6.312%, 02/25/2040(a)	$9,692	$9,841
Series 2010-1, Class EL,
4.500%, 02/25/2040	222,904	220,345
Series 2010-102, Class B,
4.500%, 07/25/2040	197,235	194,886
Series 2010-102, Class HA,
4.000%, 09/25/2050	50,364	47,525
Series 2010-103, Class DZ,
4.500%, 09/25/2040	238,416	233,321
Series 2010-103, Class PJ,
4.500%, 09/25/2040	23,874	23,596
Series 2010-111, Class FC,
30D US SOFR + 0.63%, 10/25/2040(a)	34,539	34,355
Series 2010-118, Class LZ,
4.750%, 10/25/2040	31,158	30,707
Series 2010-122, Class JA,
7.000%, 07/25/2040	12,358	12,570
Series 2010-123, Class FL,
30D US SOFR + 0.54%, 11/25/2040(a)	12,601	12,523
Series 2010-123, Class KU,
4.500%, 11/25/2040	163,486	156,962
Series 2010-129, Class PZ,
4.500%, 11/25/2040	37,436	34,762
Series 2010-130, Class BZ,
4.500%, 11/25/2040	1,011,376	997,988
Series 2010-14, Class FJ,
30D US SOFR + 0.71%, 03/25/2040(a)	43,965	43,964
Series 2010-141, Class LZ,
4.500%, 12/25/2040	753,404	720,153
Series 2010-141, Class MN,
4.000%, 12/25/2040	90,000	86,057
Series 2010-141, Class FB,
30D US SOFR + 0.58%, 12/25/2040(a)	33,150	32,911
Series 2010-141, Class AL,
4.000%, 12/25/2040	248,428	240,247
Series 2010-142, Class FM,
30D US SOFR + 0.58%, 12/25/2040(a)	10,911	10,831
Series 2010-154, Class JA,
3.000%, 11/25/2040	222,349	212,594
Series 2010-16, Class PL,
5.000%, 03/25/2040	71,000	71,044
Series 2010-19, Class PY,
5.000%, 03/25/2040	211,087	214,720

	Principal	Value
	Amount	(Note 2)
Series 2010-33, Class KN,
4.500%, 03/25/2040	$17,395	$17,283
Series 2010-37, Class CY,
5.000%, 04/25/2040	24,288	24,653
Series 2010-39, Class EF,
30D US SOFR + 0.63%, 06/25/2037(a)	26,251	26,189
Series 2010-45, Class WD,
5.000%, 05/25/2040	180,000	174,168
Series 2010-54, Class LX,
5.000%, 06/25/2040	271,843	271,908
Series 2010-58, Class FY,
30D US SOFR + 0.84%, 06/25/2040(a)	36,304	36,370
Series 2010-64, Class DM,
5.000%, 06/25/2040	18,477	18,580
Series 2010-67, Class BD,
4.500%, 06/25/2040	526,003	522,743
Series 2010-68, Class WB,
4.500%, 07/25/2040	85,000	79,768
Series 2010-82, Class WZ,
5.000%, 08/25/2040	219,548	222,932
Series 2010-9, Class ME,
5.000%, 02/25/2040	726,080	733,404
Series 2011-114, Class B,
3.500%, 11/25/2041	126,942	119,922
Series 2011-118, Class KL,
3.250%, 07/25/2040	46,631	45,627
Series 2011-121, Class JP,
4.500%, 12/25/2041	88,997	87,684
Series 2011-128, Class KB,
4.500%, 12/25/2041	800,000	782,000
Series 2011-130, Class KB,
4.000%, 12/25/2041	28,470	26,909
Series 2011-132, Class PE,
4.500%, 12/25/2041	104,292	103,012
Series 2011-145, Class JA,
4.500%, 12/25/2041	5,130	5,071
Series 2011-148, Class PL,
4.000%, 01/25/2042	425,000	388,969
Series 2011-15, Class AF,
30D US SOFR + 0.62%, 03/25/2041(a)	20,465	20,371
Series 2011-17, Class PD,
4.000%, 03/25/2041	4,149	4,042
Series 2011-26, Class PA,
4.500%, 04/25/2041	70,978	70,491
Series 2011-27, Class ZD,
2.500%, 09/25/2040	174,510	159,636

	Principal	Value
	Amount	(Note 2)
Series 2011-3, Class FA,
30D US SOFR + 0.79%, 02/25/2041(a)	$117,545	$117,510
Series 2011-30, Class ZA,
5.000%, 04/25/2041	801,830	786,248
Series 2011-43, Class B,
3.500%, 05/25/2031	12,227	11,936
Series 2011-45, Class ZA,
4.000%, 05/25/2031	10,646	10,532
Series 2011-47, Class GF,
30D US SOFR + 0.68%, 06/25/2041(a)	75,269	75,329
Series 2011-5, Class PO,
–%, 09/25/2040(b)	6,935	5,097
Series 2011-55, Class BZ,
3.500%, 06/25/2041	364,045	343,884
Series 2011-74, Class UB,
4.000%, 07/25/2040	124,369	119,318
Series 2011-86, Class AF,
30D US SOFR + 0.61%, 02/25/2040(a)	15,891	15,867
Series 2011-86, Class NF,
30D US SOFR + 0.66%, 09/25/2041(a)	65,593	65,409
Series 2011-93, Class ST,
4.000%, 09/25/2041	15,194	14,496
Series 2011-93, Class GA,
4.000%, 04/25/2039	9,279	9,058
Series 2012-100, Class DB,
3.000%, 09/25/2042	811,333	729,212
Series 2012-103, Class PY,
3.000%, 09/25/2042	180,000	152,834
Series 2012-106, Class QN,
3.500%, 10/25/2042	51,167	47,641
Series 2012-108, Class PL,
3.000%, 10/25/2042	504,092	459,072
Series 2012-110, Class JB,
2.500%, 10/25/2042	204,000	153,033
Series 2012-111, Class B,
7.000%, 10/25/2042	61,643	66,215
Series 2012-112, Class DA,
3.000%, 10/25/2042	145,188	132,314
Series 2012-115, Class DY,
2.500%, 10/25/2042	225,000	176,570
Series 2012-120, Class AH,
2.500%, 02/25/2032	5,672	5,616
Series 2012-125, Class GY,
2.000%, 11/25/2042	621,000	505,866
Series 2012-126, Class TA,
3.000%, 10/25/2042	139,701	127,254

	Principal	Value
	Amount	(Note 2)
Series 2012-128, Class NP,
2.500%, 11/25/2042	$8,143	$5,355
Series 2012-129, Class HT,
2.000%, 12/25/2032	28,713	25,598
Series 2012-13, Class JP,
4.500%, 02/25/2042	398,456	392,638
Series 2012-131, Class FG,
30D US SOFR + 0.46%, 09/25/2042(a)	35,499	34,916
Series 2012-137, Class CF,
30D US SOFR + 0.41%, 08/25/2041(a)	4,855	4,844
Series 2012-139, Class GB,
2.500%, 12/25/2042	210,538	142,216
Series 2012-139, Class CY,
2.000%, 12/25/2042	235,000	175,644
Series 2012-141, Class PD,
1.750%, 10/25/2041	60,917	57,595
Series 2012-149, Class ZA,
3.000%, 01/25/2041	40,436	39,515
Series 2012-149, Class DA,
1.750%, 01/25/2043	17,181	16,000
Series 2012-149, Class KB,
3.000%, 01/25/2043	88,656	84,901
Series 2012-151, Class NX,
1.500%, 01/25/2043	274,983	234,775
Series 2012-151, Class WC,
2.500%, 01/25/2043	249,000	181,865
Series 2012-152, Class PB,
3.500%, 01/25/2043	46,213	44,536
Series 2012-153, Class B,
7.000%, 07/25/2042	20,417	22,184
Series 2012-17, Class JB,
3.500%, 03/25/2042	200,000	166,833
Series 2012-17, Class JA,
3.500%, 12/25/2041	221,128	208,267
Series 2012-19, Class CB,
3.500%, 03/25/2042	197,000	183,403
Series 2012-20, Class TD,
4.500%, 02/25/2042	18,777	18,660
Series 2012-26, Class MA,
3.500%, 03/25/2042	106,239	99,889
Series 2012-27, Class KB,
2.000%, 03/25/2042	150,407	120,830
Series 2012-33, Class F,
30D US SOFR + 0.63%, 04/25/2042(a)	21,839	21,713
Series 2012-37, Class BF,
30D US SOFR + 0.61%, 12/25/2035(a)	35,423	35,301

	Principal	Value
	Amount	(Note 2)
Series 2012-38, Class MC,
3.000%, 04/25/2042	$147,000	$121,410
Series 2012-46, Class YB,
3.500%, 05/25/2042	61,440	56,875
Series 2012-46, Class CD,
2.500%, 04/25/2041	19,417	19,216
Series 2012-47, Class JM,
3.500%, 05/25/2042	140,340	119,323
Series 2012-47, Class HF,
30D US SOFR + 0.51%, 05/25/2027(a)	11,266	11,266
Series 2012-50, Class HC,
2.000%, 03/25/2042	84,208	78,341
Series 2012-51, Class HJ,
3.500%, 05/25/2042	364,384	309,713
Series 2012-51, Class ZX,
3.500%, 05/25/2042	2,142,650	1,686,067
Series 2012-52, Class BM,
4.500%, 01/25/2042	399,555	395,439
Series 2012-56, Class UB,
4.000%, 06/25/2042	416,000	390,156
Series 2012-56, Class WB,
3.500%, 05/25/2042	61,294	57,420
Series 2012-69, Class PL,
3.000%, 01/25/2042	62,475	60,999
Series 2012-70, Class WC,
3.000%, 07/25/2042	172,000	140,599
Series 2012-80, Class GZ,
3.000%, 08/25/2042	335,414	306,278
Series 2012-82, Class E,
2.000%, 04/25/2042	15,580	14,868
Series 2012-83, Class AC,
3.000%, 08/25/2042	85,000	75,889
Series 2012-90, Class PH,
3.000%, 01/25/2042	49,213	47,661
Series 2012-90, Class PB,
2.500%, 01/25/2042	221,459	211,943
Series 2012-93, Class TL,
3.000%, 09/25/2042	420,000	336,126
Series 2012-98, Class ZP,
6.000%, 09/25/2042	758,242	803,160
Series 2012-99, Class DC,
2.000%, 08/25/2041	84,286	80,007
Series 2013-104, Class CY,
5.000%, 10/25/2043	50,000	48,264
Series 2013-108, Class GU,
3.000%, 10/25/2033	27,939	26,808
Series 2013-114, Class LM,
4.000%, 03/25/2042	180,095	174,369

	Principal	Value
	Amount	(Note 2)
Series 2013-130, Class FB,
30D US SOFR + 0.56%, 01/25/2044(a)	$27,403	$27,132
Series 2013-136, Class QB,
3.500%, 03/25/2042	144,854	136,196
Series 2013-17, Class YM,
4.000%, 03/25/2033	9,013	8,908
Series 2013-2, Class QF,
30D US SOFR + 0.61%, 02/25/2043(a)	9,399	9,354
Series 2013-20, Class CA,
2.500%, 01/25/2043	157,019	139,979
Series 2013-35, Class CV,
3.000%, 02/25/2043	200,000	189,278
Series 2013-4, Class PL,
2.000%, 02/25/2043	120,000	88,058
Series 2013-52, Class GM,
5.000%, 06/25/2043	89,000	84,923
Series 2013-68, Class P,
3.500%, 10/25/2042	89,288	86,347
Series 2013-68, Class LE,
2.000%, 04/25/2043	58,238	53,489
Series 2013-70, Class CE,
2.500%, 01/25/2043	133,807	124,792
Series 2013-72, Class YA,
3.000%, 06/25/2033	2,612	2,430
Series 2013-72, Class AF,
30D US SOFR + 0.36%, 11/25/2042(a)	1,427	1,425
Series 2013-81, Class YK,
4.000%, 08/25/2043	200,000	188,013
Series 2013-9, Class CB,
5.500%, 04/25/2042	367,385	375,943
Series 2013-9, Class BC,
6.500%, 07/25/2042	172,786	182,014
Series 2013-91, Class PB,
4.000%, 09/25/2043	140,000	128,130
Series 2014-10, Class BA,
5.340%, 03/25/2054(a)	228,443	235,523
Series 2014-20, Class AC,
3.000%, 08/25/2036	8,884	8,831
Series 2014-21, Class MA,
2.000%, 09/25/2041	43,716	42,040
Series 2014-23, Class Z,
3.500%, 05/25/2044	430,556	401,272
Series 2014-23, Class A,
3.000%, 05/25/2044	673,338	611,806
Series 2014-26, Class YW,
3.500%, 04/25/2044	50,538	48,786

	Principal	Value
	Amount	(Note 2)
Series 2014-3, Class BM,
2.500%, 06/25/2043	$41,089	$38,443
Series 2014-43, Class PZ,
3.000%, 07/25/2043	249,037	205,402
Series 2014-49, Class CA,
3.000%, 08/25/2044	57,877	55,819
Series 2014-52, Class LM,
3.500%, 09/25/2044	1,089,776	922,187
Series 2014-63, Class LN,
3.000%, 10/25/2044	125,000	98,706
Series 2014-73, Class FA,
30D US SOFR + 0.46%, 11/25/2044(a)	10,916	10,748
Series 2014-80, Class DZ,
3.000%, 12/25/2044	3,059,685	2,784,520
Series 2014-81, Class GC,
3.000%, 03/25/2038	14,388	14,160
Series 2014-86, Class PA,
2.000%, 12/25/2044	753,299	663,508
Series 2014-88, Class ER,
2.500%, 02/25/2036	13,939	13,451
Series 2015-16, Class ZY,
2.500%, 04/25/2045	10,955,992	9,322,611
Series 2015-2, Class CD,
3.500%, 02/25/2045	162,467	134,972
Series 2015-51, Class CD,
3.000%, 07/25/2044	73,654	71,172
Series 2015-53, Class KB,
3.000%, 01/25/2045	639,775	579,086
Series 2015-56, Class MH,
3.500%, 08/25/2045	896,524	816,313
Series 2015-65, Class CZ,
3.500%, 09/25/2045	141,422	120,592
Series 2015-75, Class LB,
3.000%, 10/25/2045	125,000	93,472
Series 2015-96, Class EA,
3.000%, 12/25/2026	60,173	59,422
Series 2016-14, Class NC,
2.500%, 03/25/2046	92,514	88,376
Series 2016-2, Class BH,
2.700%, 07/25/2045	154,119	144,291
Series 2016-23, Class PL,
3.000%, 11/25/2045	298,685	244,357
Series 2016-27, Class HK,
3.000%, 01/25/2041	203,803	193,718
Series 2016-31, Class TM,
3.000%, 12/25/2045	360,000	321,229
Series 2016-33, Class JA,
3.000%, 07/25/2045	110,676	105,008

	Principal	Value
	Amount	(Note 2)
Series 2016-33, Class LE,
2.500%, 11/25/2033	$27,456	$26,041
Series 2016-48, Class UF,
30D US SOFR + 0.51%, 08/25/2046(a)	49,009	48,470
Series 2016-52, Class MZ,
3.000%, 08/25/2046	261,905	198,071
Series 2016-55, Class EA,
1.750%, 07/25/2043	720,114	613,367
Series 2016-57, Class PC,
1.750%, 06/25/2046	202,462	171,610
Series 2016-75, Class FC,
30D US SOFR + 0.51%, 10/25/2046(a)	25,334	25,287
Series 2016-8, Class CB,
3.500%, 03/25/2046	842,170	775,652
Series 2016-83, Class KL,
2.500%, 11/25/2046	132,404	88,948
Series 2016-85, Class BA,
2.500%, 11/25/2046	5,543	3,700
Series 2016-9, Class PA,
2.500%, 06/25/2045	126,972	118,986
Series 2016-9, Class D,
3.000%, 03/25/2046	25,696	23,472
Series 2017-1, Class JP,
3.500%, 04/25/2045	63,386	62,003
Series 2017-10, Class FA,
30D US SOFR + 0.51%, 03/25/2047(a)	19,344	19,187
Series 2017-100, Class ZE,
3.500%, 12/25/2047	119,319	108,089
Series 2017-110, Class PB,
3.000%, 02/25/2057	140,000	103,213
Series 2017-15, Class PE,
3.500%, 04/25/2046	37,051	35,541
Series 2017-19, Class B,
3.000%, 01/25/2047	188,815	173,637
Series 2017-25, Class QE,
2.500%, 04/25/2047	137,251	117,660
Series 2017-35, Class AH,
3.500%, 04/25/2053	5,320	5,274
Series 2017-38, Class JA,
3.000%, 03/25/2047	102,196	91,969
Series 2017-46, Class P,
3.500%, 06/25/2047	2,235,684	2,022,363
Series 2017-56, Class BY,
3.000%, 07/25/2047	128,765	105,666
Series 2017-56, Class BA,
3.000%, 03/25/2045	59,184	57,775

	Principal	Value
	Amount	(Note 2)
Series 2017-68, Class HQ,
3.000%, 07/25/2046	$665,299	$626,250
Series 2017-84, Class JP,
2.750%, 10/25/2047	108,496	95,490
Series 2017-90, Class WB,
3.000%, 11/25/2047	1,119,992	879,905
Series 2017-96, Class PA,
3.000%, 12/25/2054	90,719	87,828
Series 2017-99, Class DZ,
3.500%, 12/25/2047	126,683	114,716
Series 2018-15, Class KG,
2.500%, 01/25/2048	92,523	78,618
Series 2018-19, Class KB,
3.000%, 04/25/2046	26,546	25,830
Series 2018-2, Class HD,
3.000%, 02/25/2047	13,639	13,249
Series 2018-25, Class AL,
3.500%, 04/25/2048	187,296	164,210
Series 2018-38, Class PA,
3.500%, 06/25/2047	51,040	49,808
Series 2018-39, Class FG,
30D US SOFR + 0.36%, 11/25/2033(a)	65,058	64,393
Series 2018-41, Class PZ,
4.000%, 06/25/2048	1,039,781	841,667
Series 2018-43, Class FE,
30D US SOFR + 0.36%, 09/25/2038(a)	71,107	70,248
Series 2018-45, Class GA,
3.000%, 06/25/2048	31,368	27,754
Series 2018-5, Class JP,
3.000%, 09/25/2047	35,062	32,722
Series 2018-50, Class DY,
3.000%, 10/25/2047	438,606	399,399
Series 2018-56, Class CH,
3.000%, 08/25/2048	25,828	22,861
Series 2018-6, Class PA,
3.000%, 02/25/2048	160,836	141,133
Series 2018-60, Class KL,
4.000%, 08/25/2048	96,000	83,100
Series 2018-67, Class DY,
4.000%, 09/25/2048	304,029	256,835
Series 2018-70, Class HB,
3.500%, 10/25/2058	314,994	272,434
Series 2018-74, Class AB,
3.500%, 10/25/2048	277,833	255,836
Series 2018-8, Class KL,
2.500%, 03/25/2047	246,145	224,031

	Principal	Value
	Amount	(Note 2)
Series 2018-83, Class AC,
3.500%, 11/25/2048	$139,143	$124,562
Series 2018-83, Class LH,
4.000%, 11/25/2048	15,894	14,950
Series 2018-9, Class PL,
3.500%, 02/25/2048	395,045	350,721
Series 2018-94, Class KD,
3.500%, 12/25/2048	39,715	35,940
Series 2018-94, Class KZ,
4.500%, 01/25/2049	205,641	152,261
Series 2019-10, Class MA,
3.000%, 03/25/2049	60,006	54,159
Series 2019-11, Class EA,
3.000%, 05/25/2048	182,779	171,752
Series 2019-12, Class HA,
3.500%, 11/25/2057	218,481	209,770
Series 2019-13, Class MH,
3.000%, 03/25/2049	264,242	239,984
Series 2019-34, Class PZ,
3.000%, 07/25/2049	121,037	59,647
Series 2019-45, Class PT,
3.000%, 08/25/2049	199,757	180,441
Series 2019-50, Class CZ,
2.750%, 09/25/2049	183,719	80,622
Series 2019-55, Class MQ,
3.500%, 10/25/2049	521,205	468,113
Series 2019-60, Class BF,
30D US SOFR + 0.56%, 10/25/2049(a)	10,398	10,079
Series 2019-65, Class HA,
2.500%, 11/25/2049	141,069	120,208
Series 2019-75, Class PA,
3.000%, 10/25/2049	453,625	404,108
Series 2019-81, Class LB,
1.500%, 12/25/2049	448,643	362,044
Series 2019-82, Class HZ,
3.000%, 01/25/2050	385,561	326,254
Series 2020-10, Class B,
3.000%, 03/25/2050	211,510	183,373
Series 2020-11, Class JW,
3.000%, 03/25/2050	237,000	176,034
Series 2020-36, Class GD,
2.000%, 12/25/2037	102,799	93,393
Series 2020-45, Class NB,
1.500%, 07/25/2050	259,992	107,295
Series 2020-47, Class GZ,
2.000%, 07/25/2050	221,384	129,995
Series 2020-73, Class ED,
0.822%, 11/25/2049(a)	716,376	529,173

	Principal	Value
	Amount	(Note 2)
Series 2021-12, Class GA,
1.000%, 07/25/2050	$119,345	$87,034
Series 2021-15, Class JB,
1.250%, 04/25/2051	120,361	46,212
Series 2021-17, Class ZA,
1.500%, 04/25/2051	164,336	65,421
Series 2021-43, Class JC,
2.000%, 05/25/2051	115,870	94,212
Series 2021-47, Class PE,
1.750%, 07/25/2051	718,150	563,482
Series 2021-47, Class PD,
1.500%, 07/25/2051	718,150	552,535
Series 2021-59, Class H,
2.000%, 06/25/2048	204,244	167,523
Series 2021-6, Class KU,
1.500%, 02/25/2051	181,291	101,523
Series 2021-66, Class HU,
1.500%, 10/25/2051	259,997	120,978
Series 2021-66, Class JG,
1.000%, 10/25/2051	472,749	380,938
Series 2021-68, Class A,
2.000%, 07/25/2049	2,297,975	1,833,492
Series 2021-69, Class WA,
2.000%, 04/25/2049	287,534	237,730
Series 2021-72, Class NL,
1.500%, 10/25/2051	316,302	197,007
Series 2021-72, Class NB,
1.500%, 10/25/2051	140,000	53,891
Series 2021-8, Class HZ,
2.000%, 03/25/2051	480,320	236,364
Series 2021-80, Class KE,
2.000%, 11/25/2051	194,987	160,472
Series 2022-17, Class GV,
2.500%, 01/25/2052	3,569,000	2,499,515
Series 2022-37, Class QL,
4.000%, 07/25/2052	1,683,000	1,621,082
Series 2022-4, Class CK,
1.500%, 04/25/2051	103,750	55,545
Series 2022-43, Class ZA,
4.500%, 07/25/2052	257,273	249,354
Series 2022-43, Class AN,
4.250%, 07/25/2052	240,932	189,953
Series 2022-64, Class GM,
4.500%, 10/25/2052	3,161,000	2,777,521
Series 2022-68, Class Z,
5.000%, 10/25/2052	649,916	635,244
Series 2022-81, Class DO,
–%, 11/25/2052(b)	1,474,359	686,248

	Principal	Value
	Amount	(Note 2)
Series 2022-88, Class EZ,
6.000%, 12/25/2052	$4,610,059	$4,716,434
Series 2022-90, Class AY,
4.500%, 12/25/2041	180,000	172,647
Series 2023-12, Class GB,
6.000%, 06/25/2045	4,946,957	5,014,288
Series 2023-19, Class BZ,
5.000%, 05/25/2053	6,045,294	6,168,850
Series 2023-42, Class B,
6.000%, 07/25/2045	16,097,337	16,333,110
		114,501,616
Fannie Mae Grantor Trust 2002-T12
Series 2002-T12, Class A1,
6.500%, 05/25/2042	116,861	120,849

Freddie Mac
Series 1996-1863, Class Z,
6.500%, 07/15/2026	2	2
Series 1997-1935, Class FK,
30D US SOFR + 0.81%, 02/15/2027(a)	1,740	1,740
Series 1997-1980, Class Z,
7.000%, 07/15/2027	6,272	6,294
Series 1998-2034, Class Z,
6.500%, 02/15/2028	5,498	5,575
Series 1998-2035, Class PC,
6.950%, 03/15/2028	1,283	1,292
Series 1998-2053, Class Z,
6.500%, 04/15/2028	5,450	5,482
Series 1998-2060, Class Z,
6.500%, 05/15/2028	2,541	2,572
Series 1998-2079, Class FA,
30D US SOFR + 0.61%, 07/17/2028(a)	1	1
Series 1998-2095, Class PE,
6.000%, 11/15/2028	5,514	5,579
Series 1998-2102, Class Z,
6.000%, 12/15/2028	15,989	16,188
Series 1999-2115, Class FB,
30D US SOFR + 0.56%, 01/15/2029(a)	4,200	4,194
Series 1999-2126, Class CB,
6.250%, 02/15/2029	5,276	5,327
Series 1999-2137, Class TH,
6.500%, 03/15/2029	1,999	2,027
Series 1999-2154, Class PL,
6.500%, 05/15/2029	50,398	50,723
Series 2000-2224, Class CB,
8.000%, 03/15/2030	5,735	5,949

	Principal	Value
	Amount	(Note 2)
Series 2001-2274, Class ZM,
6.500%, 01/15/2031	$3,680	$3,715
Series 2001-2279, Class Z,
6.000%, 01/15/2031	4,166	4,202
Series 2001-2320, Class FI,
30D US SOFR + 0.61%, 09/15/2029(a)	11,962	11,940
Series 2001-2322, Class FV,
30D US SOFR + 0.61%, 06/15/2030(a)	12,911	12,738
Series 2001-2324, Class PZ,
6.500%, 06/15/2031	74,947	77,692
Series 2001-2334, Class KB,
6.500%, 05/15/2028	25,927	26,153
Series 2001-2341, Class FP,
30D US SOFR + 1.01%, 07/15/2031(a)	14,235	14,319
Series 2001-2367, Class FA,
30D US SOFR + 0.63%, 06/15/2031(a)	13,175	13,147
Series 2001-2372, Class F,
30D US SOFR + 0.61%, 10/15/2031(a)	7,307	7,297
Series 2001-2388, Class FR,
30D US SOFR + 0.76%, 06/15/2031(a)	11,284	11,287
Series 2001-2388, Class FB,
30D US SOFR + 0.71%, 01/15/2029(a)	8,975	8,971
Series 2001-2391, Class HF,
30D US SOFR + 0.66%, 06/15/2031(a)	4,521	4,514
Series 2001-2396, Class FM,
30D US SOFR + 0.56%, 12/15/2031(a)	5,727	5,725
Series 2001-2396, Class FN,
30D US SOFR + 0.76%, 12/15/2031(a)	76,478	76,757
Series 2002-2411, Class F,
30D US SOFR + 0.66%, 02/15/2032(a)	8,597	8,599
Series 2002-2412, Class OF,
30D US SOFR + 1.06%, 12/15/2031(a)	16,359	16,526
Series 2002-2417, Class FY,
30D US SOFR + 0.71%, 12/15/2031(a)	4,938	4,933
Series 2002-2424, Class FY,
30D US SOFR + 0.56%, 03/15/2032(a)	25,339	24,958

	Principal	Value
	Amount	(Note 2)
Series 2002-2430, Class WF,
6.500%, 03/15/2032	$4,640	$4,831
Series 2002-2433, Class FA,
30D US SOFR + 1.06%, 02/15/2032(a)	16,993	17,167
Series 2002-2460, Class FA,
30D US SOFR + 1.11%, 03/15/2032(a)	35,165	34,742
Series 2002-2466, Class FV,
30D US SOFR + 0.66%, 03/15/2032(a)	31,084	31,085
Series 2002-2470, Class EF,
30D US SOFR + 1.11%, 03/15/2032(a)	37,699	38,077
Series 2002-2478, Class FD,
30D US SOFR + 1.11%, 02/15/2032(a)	11,282	11,222
Series 2002-2481, Class FE,
30D US SOFR + 1.11%, 03/15/2032(a)	10,652	10,759
Series 2002-2488, Class FU,
30D US SOFR + 0.71%, 03/15/2032(a)	36,064	36,049
Series 2002-2494, Class F,
30D US SOFR + 1.16%, 06/15/2031(a)	17,502	17,639
Series 2002-2495, Class ZB,
4.500%, 09/15/2032	20,722	20,232
Series 2002-2510, Class FE,
30D US SOFR + 0.51%, 10/15/2032(a)	1,504	1,496
Series 2002-2513, Class AF,
30D US SOFR + 1.11%, 02/15/2032(a)	30,157	29,320
Series 2002-2516, Class FD,
30D US SOFR + 1.11%, 02/15/2032(a)	28,659	28,945
Series 2002-2517, Class FR,
30D US SOFR + 0.46%, 10/15/2032(a)	19,790	19,679
Series 2002-2524, Class DH,
6.000%, 11/15/2032	23,236	24,104
Series 2002-2525, Class NU,
5.000%, 04/15/2032	44,499	44,132
Series 2002-2535, Class AW,
5.500%, 12/15/2032	5,746	5,906
Series 2002-2538, Class F,
30D US SOFR + 0.71%, 12/15/2032(a)	82,673	82,870
Series 2002-2541, Class BL,
5.500%, 12/15/2032	23,847	24,415

	Principal	Value
	Amount	(Note 2)
Series 2003-2554, Class MN,
5.500%, 01/15/2033	$27,226	$27,864
Series 2003-2557, Class HL,
5.300%, 01/15/2033	94,331	94,659
Series 2003-2557, Class NU,
5.250%, 03/15/2032	30,338	30,425
Series 2003-2557, Class WF,
30D US SOFR + 0.51%, 01/15/2033(a)	19,252	19,192
Series 2003-2568, Class D,
5.500%, 02/15/2033	23,553	24,146
Series 2003-2571, Class FY,
30D US SOFR + 0.86%, 12/15/2032(a)	12,269	12,344
Series 2003-2577, Class FC,
30D US SOFR + 0.61%, 02/15/2033(a)	54,583	54,377
Series 2003-2587, Class FW,
30D US SOFR + 0.58%, 03/15/2033(a)	23,131	23,069
Series 2003-2590, Class OZ,
4.000%, 03/15/2033	139,783	135,773
Series 2003-2614, Class FV,
30D US SOFR + 1.61%, 05/15/2033(a)	141,367	144,260
Series 2003-2624, Class QH,
5.000%, 06/15/2033	7,787	7,896
Series 2003-2626, Class ZX,
5.000%, 06/15/2033	227,249	221,774
Series 2003-2627, Class CN,
5.000%, 06/15/2033	23,201	23,526
Series 2003-2631, Class DB,
5.000%, 06/15/2033	148,000	145,213
Series 2003-2647, Class A,
3.250%, 04/15/2032	39,373	38,352
Series 2003-2648, Class WZ,
5.000%, 07/15/2033	299,731	297,632
Series 2003-2668, Class LH,
5.000%, 09/15/2033	14,085	14,289
Series 2003-2707, Class FH,
30D US SOFR + 0.76%, 04/15/2032(a)	43,524	43,679
Series 2003-2711, Class FA,
30D US SOFR + 1.11%, 11/15/2033(a)	79,062	80,118
Series 2003-2717, Class LH,
5.500%, 12/15/2033	3,968	4,102
Series 2003-2725, Class TA,
4.500%, 12/15/2033	119,535	119,465

	Principal	Value
	Amount	(Note 2)
Series 2004-2750, Class TC,
5.250%, 02/15/2034	$2,157	$2,186
Series 2004-2768, Class PW,
4.250%, 03/15/2034	107,992	106,686
Series 2004-2802, Class OH,
6.000%, 05/15/2034	5,853	5,995
Series 2004-2835, Class KZ,
5.500%, 08/15/2034	24,483	25,336
Series 2004-2835, Class TB,
4.500%, 08/15/2034	252,250	250,679
Series 2004-2896, Class BZ,
5.000%, 11/15/2034	47,783	48,587
Series 2004-2901, Class KB,
5.000%, 12/15/2034	67,473	68,652
Series 2005-2916, Class MY,
5.500%, 01/15/2035	106,170	109,883
Series 2005-2927, Class EZ,
5.500%, 02/15/2035	4,855	4,794
Series 2005-2929, Class PG,
5.000%, 02/15/2035	24,834	25,263
Series 2005-2933, Class HD,
5.500%, 02/15/2035	11,729	11,990
Series 2005-2942, Class ZN,
5.500%, 03/15/2035	544,628	546,266
Series 2005-2953, Class PG,
5.500%, 03/15/2035	11,984	12,355
Series 2005-2962, Class KF,
30D US SOFR + 0.31%, 04/15/2035(a)	5,311	5,281
Series 2005-2973, Class GE,
5.500%, 05/15/2035	243,000	245,889
Series 2005-2980, Class QA,
6.000%, 05/15/2035	21,855	22,906
Series 2005-2996, Class GX,
5.500%, 06/15/2035	67,773	67,513
Series 2005-3012, Class WZ,
5.500%, 08/15/2035	265,725	265,657
Series 2005-3012, Class ZE,
5.750%, 08/15/2035	48,979	51,100
Series 2005-3028, Class FM,
30D US SOFR + 0.36%, 09/15/2035(a)	5,477	5,437
Series 2005-3028, Class PG,
5.500%, 09/15/2035	26,082	26,644
Series 2005-3028, Class ZE,
5.500%, 09/15/2035	980,988	984,667
Series 2005-3033, Class WY,
5.500%, 09/15/2035	54,231	56,092

	Principal	Value
	Amount	(Note 2)
Series 2005-3036, Class NE,
5.000%, 09/15/2035	$65,322	$66,624
Series 2005-3042, Class PZ,
5.750%, 09/15/2035	177,815	185,405
Series 2005-3052, Class WH,
5.500%, 10/15/2035	12,690	13,096
Series 2005-3059, Class ZM,
5.000%, 02/15/2035	59,777	60,774
Series 2005-3062, Class DE,
5.500%, 11/15/2035	86,576	89,704
Series 2005-3068, Class Z,
5.500%, 11/15/2035	101,503	104,722
Series 2005-3070, Class FT,
30D US SOFR + 0.46%, 11/15/2035(a)	8,369	8,334
Series 2005-3072, Class NF,
30D US SOFR + 0.61%, 11/15/2035(a)	24,880	24,790
Series 2005-3085, Class FE,
30D US SOFR + 0.91%, 08/15/2035(a)	28,814	28,998
Series 2006-3098, Class PG,
5.000%, 01/15/2036	44,074	44,955
Series 2006-3122, Class OH,
–%, 03/15/2036(b)	12,974	11,281
Series 2006-3123, Class HT,
5.000%, 03/15/2026	133	132
Series 2006-3136, Class KF,
30D US SOFR + 0.41%, 04/15/2036(a)	7,870	7,818
Series 2006-3137, Class XP,
6.000%, 04/15/2036	14,601	15,365
Series 2006-3143, Class BC,
5.500%, 02/15/2036	64,286	66,812
Series 2006-3145, Class FN,
30D US SOFR + 0.54%, 04/15/2036(a)	8,781	8,727
Series 2006-3148, Class CY,
6.000%, 04/15/2036	13,610	14,221
Series 2006-3153, Class UG,
30D US SOFR + 0.56%, 05/15/2036(a)	15,369	15,301
Series 2006-3154, Class PN,
5.500%, 05/15/2036	44,596	46,370
Series 2006-3201, Class FL,
30D US SOFR + 0.71%, 08/15/2036(a)	67,095	67,022
Series 2006-3202, Class HF,
30D US SOFR + 0.46%, 08/15/2036(a)	26,213	26,039

	Principal	Value
	Amount	(Note 2)
Series 2006-3203, Class ZM,
5.000%, 08/15/2036	$133,940	$136,588
Series 2006-3204, Class ZM,
5.000%, 08/15/2034	62,412	63,453
Series 2006-3206, Class FE,
30D US SOFR + 0.51%, 08/15/2036(a)	31,623	31,331
Series 2006-3235, Class Z,
6.500%, 11/15/2036	691,784	731,674
Series 2006-3236, Class EF,
30D US SOFR + 0.41%, 11/15/2036(a)	8,322	8,237
Series 2006-3237, Class CD,
5.500%, 09/15/2036	17,780	17,746
Series 2006-3237, Class CE,
5.500%, 11/15/2036	122,000	123,197
Series 2006-3240, Class FG,
30D US SOFR + 1.22%, 11/15/2036(a)	129,754	127,272
Series 2006-3249, Class CB,
4.250%, 12/15/2036	230,204	227,134
Series 2007-3279, Class FB,
30D US SOFR + 0.43%, 02/15/2037(a)	49,001	48,450
Series 2007-3284, Class AZ,
4.500%, 03/15/2037	18,507	18,127
Series 2007-3301, Class FY,
30D US SOFR + 0.53%, 04/15/2037(a)	12,339	12,242
Series 2007-3311, Class DF,
30D US SOFR + 0.45%, 05/15/2037(a)	70,992	70,268
Series 2007-3312, Class PA,
5.500%, 05/15/2037	10,693	11,157
Series 2007-3316, Class FB,
30D US SOFR + 0.41%, 08/15/2035(a)	20,433	20,237
Series 2007-3349, Class HG,
5.500%, 07/15/2037	11,913	12,293
Series 2007-3361, Class AF,
30D US SOFR + 0.46%, 11/15/2036(a)	46,216	45,811
Series 2007-3367, Class YF,
30D US SOFR + 0.66%, 09/15/2037(a)	13,174	13,133
Series 2007-3368, Class AF,
30D US SOFR + 0.83%, 09/15/2037(a)	43,023	43,117
Series 2007-3378, Class FA,
30D US SOFR + 0.69%, 06/15/2037(a)	21,638	21,611

	Principal	Value
	Amount	(Note 2)
Series 2007-3380, Class FM,
30D US SOFR + 0.70%, 10/15/2037(a)	$57,504	$57,414
Series 2007-3382, Class FG,
30D US SOFR + 0.71%, 11/15/2037(a)	28,804	28,771
Series 2007-3382, Class FL,
30D US SOFR + 0.81%, 11/15/2037(a)	46,643	46,743
Series 2007-3387, Class PF,
30D US SOFR + 0.53%, 11/15/2037(a)	17,825	17,715
Series 2007-3388, Class FJ,
30D US SOFR + 0.81%, 11/15/2037(a)	91,883	92,014
Series 2008-3404, Class DC,
5.500%, 01/15/2038	285,000	291,751
Series 2008-3405, Class PE,
5.000%, 01/15/2038	32,374	32,875
Series 2008-3409, Class DB,
6.000%, 01/15/2038	77,835	81,558
Series 2008-3411, Class FL,
30D US SOFR + 0.81%, 02/15/2038(a)	13,173	13,200
Series 2008-3415, Class DF,
30D US SOFR + 0.81%, 08/15/2035(a)	59,812	59,952
Series 2008-3415, Class PC,
5.000%, 12/15/2037	23,542	23,764
Series 2008-3415, Class TF,
30D US SOFR + 0.85%, 08/15/2035(a)	29,624	29,732
Series 2008-3450, Class PE,
5.000%, 05/15/2038	37,147	38,077
Series 2008-3469, Class CF,
30D US SOFR + 0.90%, 07/15/2038(a)	16,621	15,525
Series 2009-3536, Class FM,
30D US SOFR + 1.11%, 05/15/2039(a)	15,563	15,668
Series 2009-3539, Class B,
4.500%, 06/15/2029	38,669	38,588
Series 2009-3545, Class FA,
30D US SOFR + 0.96%, 06/15/2039(a)	38,753	38,835
Series 2009-3548, Class ZE,
5.500%, 12/15/2032	85,257	86,701
Series 2009-3549, Class FA,
30D US SOFR + 1.31%, 07/15/2039(a)	13,797	13,971

	Principal	Value
	Amount	(Note 2)
Series 2009-3564, Class NB,
5.000%, 08/15/2039	$250,399	$255,313
Series 2009-3574, Class D,
5.000%, 09/15/2039	50,239	51,332
Series 2009-3584, Class FA,
30D US SOFR + 0.81%, 12/15/2036(a)	17,903	17,953
Series 2009-3587, Class DA,
4.500%, 10/15/2039	73,292	72,661
Series 2009-3588, Class CW,
7.645%, 10/15/2037(a)	163,377	169,199
Series 2009-3604, Class PO,
–%, 05/15/2036(b)	43,586	36,693
Series 2009-3605, Class BF,
30D US SOFR + 0.97%, 11/15/2039(a)	89,863	90,543
Series 2009-3606, Class ZC,
5.000%, 04/15/2036	594,450	604,185
Series 2009-3611, Class FH,
30D US SOFR + 0.86%, 07/15/2034(a)	7,537	7,568
Series 2010-3620, Class EL,
4.000%, 01/15/2030	9,466	9,388
Series 2010-3622, Class PB,
5.000%, 01/15/2040	283,888	289,715
Series 2010-3626, Class ME,
5.000%, 01/15/2040	372,464	380,411
Series 2010-3631, Class PA,
4.000%, 02/15/2040	120,931	118,248
Series 2010-3653, Class B,
4.500%, 04/15/2030	30,994	30,946
Series 2010-3656, Class PM,
5.000%, 04/15/2040	101,476	103,587
Series 2010-3662, Class PJ,
5.000%, 04/15/2040	129,198	131,768
Series 2010-3664, Class DA,
4.000%, 11/15/2037	43,900	43,553
Series 2010-3747, Class PY,
4.000%, 10/15/2040	258,397	250,494
Series 2010-3747, Class CY,
4.500%, 10/15/2040	199,560	198,771
Series 2010-3770, Class GA,
4.500%, 10/15/2040	317,728	315,065
Series 2010-3770, Class JZ,
4.000%, 12/15/2040	6,892,916	6,659,814
Series 2010-3778, Class JA,
3.500%, 04/15/2040	22,616	22,483
Series 2011-3798, Class PJ,
4.000%, 01/15/2041	39,796	38,843

	Principal	Value
	Amount	(Note 2)
Series 2011-3800, Class AF,
30D US SOFR + 0.61%, 02/15/2041(a)	$14,783	$14,715
Series 2011-3819, Class ZQ,
6.000%, 04/15/2036	10,490	11,034
Series 2011-3822, Class FY,
30D US SOFR + 0.51%, 02/15/2033(a)	14,781	14,754
Series 2011-3825, Class BP,
4.000%, 03/15/2041	64,757	62,245
Series 2011-3843, Class PZ,
5.000%, 04/15/2041	449,996	455,286
Series 2011-3843, Class FE,
30D US SOFR + 0.66%, 04/15/2041(a)	31,686	31,541
Series 2011-3844, Class PC,
5.000%, 04/15/2041	195,000	195,293
Series 2011-3852, Class QN,
26.79% - 30D US SOFR, 05/15/2041(a)	28,805	27,529
Series 2011-3852, Class TP,
27.08% - 30D US SOFR, 05/15/2041(a)	17,636	17,714
Series 2011-3857, Class ZP,
5.000%, 05/15/2041	1,135,883	1,148,236
Series 2011-3862, Class MA,
5.000%, 04/15/2041	48,504	49,086
Series 2011-3891, Class BF,
30D US SOFR + 0.66%, 07/15/2041(a)	27,152	27,023
Series 2011-3894, Class ZA,
4.500%, 07/15/2041	323,852	317,717
Series 2011-3905, Class BZ,
3.000%, 08/15/2041	182,084	142,059
Series 2011-3919, Class DL,
4.000%, 08/15/2030	298,000	292,400
Series 2011-3934, Class KB,
5.000%, 10/15/2041	470,259	479,770
Series 2011-3935, Class JZ,
4.500%, 10/15/2041	1,184,999	1,150,482
Series 2011-3939, Class AZ,
4.000%, 03/15/2041	306,193	294,016
Series 2011-3939, Class BZ,
4.500%, 06/15/2041	560,056	549,839
Series 2011-3940, Class MY,
4.000%, 10/15/2041	234,567	224,861
Series 2011-3957, Class HZ,
4.000%, 11/15/2041	564,731	545,200
Series 2011-3958, Class PJ,
4.500%, 09/15/2041	131,098	130,227

	Principal	Value
	Amount	(Note 2)
Series 2011-3959, Class MB,
4.500%, 11/15/2041	$44,199	$39,362
Series 2011-3963, Class JB,
4.500%, 11/15/2041	75,712	75,447
Series 2011-3968, Class LA,
4.500%, 12/15/2041	6,470	6,317
Series 2011-3969, Class JP,
4.500%, 09/15/2041	11,585	11,507
Series 2011-3978, Class CZ,
3.500%, 12/15/2041	2,051,092	1,914,364
Series 2012-3984, Class DF,
30D US SOFR + 0.66%, 01/15/2042(a)	23,377	23,259
Series 2012-3989, Class JW,
3.500%, 01/15/2042	153,057	143,969
Series 2012-3994, Class JZ,
3.500%, 02/15/2042	910,994	857,617
Series 2012-3997, Class EC,
3.500%, 02/15/2042	59,120	50,729
Series 2012-3997, Class FQ,
30D US SOFR + 0.61%, 02/15/2042(a)	30,114	29,728
Series 2012-4001, Class FM,
30D US SOFR + 0.61%, 02/15/2042(a)	20,591	20,373
Series 2012-4010, Class FC,
30D US SOFR + 1.11%, 03/15/2042(a)	239,601	241,373
Series 2012-4011, Class DC,
4.000%, 09/15/2041	161,320	156,507
Series 2012-4011, Class DB,
4.000%, 09/15/2041	157,611	152,914
Series 2012-4012, Class GC,
3.500%, 06/15/2040	7,306	7,268
Series 2012-4020, Class PG,
2.500%, 03/15/2027	3,688	3,649
Series 2012-4037, Class CA,
3.000%, 04/15/2027	29,170	28,816
Series 2012-4039, Class LT,
3.500%, 05/15/2042	113,000	97,089
Series 2012-4048, Class CE,
4.000%, 05/15/2042	611,000	575,139
Series 2012-4050, Class ND,
2.500%, 09/15/2041	2,733	2,711
Series 2012-4062, Class MZ,
3.500%, 06/15/2042	396,250	366,980
Series 2012-4064, Class AY,
3.000%, 06/15/2027	21,740	21,481
Series 2012-4068, Class PE,
3.000%, 06/15/2042	308,414	282,321

	Principal	Value
	Amount	(Note 2)
Series 2012-4075, Class PB,
3.000%, 07/15/2042	$80,448	$73,319
Series 2012-4076, Class MV,
3.000%, 04/15/2031	2,393	2,387
Series 2012-4077, Class BE,
4.000%, 07/15/2042	130,000	117,192
Series 2012-4088, Class PB,
3.000%, 08/15/2042	112,913	101,430
Series 2012-4094, Class CW,
2.000%, 08/15/2042	125,200	105,023
Series 2012-4097, Class CU,
1.500%, 08/15/2027	25,000	24,121
Series 2012-4097, Class UF,
30D US SOFR + 0.46%, 08/15/2032(a)	34,596	34,558
Series 2012-4101, Class QN,
3.500%, 09/15/2042	319,865	297,430
Series 2012-4102, Class CB,
2.000%, 09/15/2042	150,000	135,109
Series 2012-4104, Class AJ,
1.500%, 09/15/2027	5,186	5,054
Series 2012-4116, Class YB,
2.500%, 05/15/2042	132,000	109,055
Series 2012-4120, Class TC,
1.500%, 10/15/2027	2,446	2,378
Series 2012-4122, Class BA,
2.806%, 05/15/2040(a)(c)	110,991	104,248
Series 2012-4133, Class TA,
3.000%, 11/15/2042	308,106	249,812
Series 2012-4141, Class PL,
2.500%, 12/15/2042	274,000	192,481
Series 2013-4160, Class HB,
2.500%, 12/15/2032	14,094	13,256
Series 2013-4161, Class LT,
2.500%, 08/15/2042	293,799	270,521
Series 2013-4170, Class FW,
30D US SOFR + 1.06%, 01/15/2033(a)	8,796	8,744
Series 2013-4171, Class MN,
3.000%, 02/15/2043	144,000	107,251
Series 2013-4176, Class YD,
3.000%, 03/15/2043	50,000	41,650
Series 2013-4183, Class ME,
2.000%, 02/15/2042	254,939	244,865
Series 2013-4185, Class PB,
3.000%, 03/15/2043	382,415	357,753
Series 2013-4203, Class DJ,
2.500%, 04/15/2033	18,955	18,403

	Principal	Value
	Amount	(Note 2)
Series 2013-4204, Class QP,
3.000%, 05/15/2043	$153,000	$128,162
Series 2013-4218, Class DG,
2.500%, 07/15/2042	83,168	77,386
Series 2013-4220, Class EH,
2.500%, 06/15/2028	3,876	3,833
Series 2013-4231, Class FD,
30D US SOFR + 0.46%, 10/15/2032(a)	6,535	6,532
Series 2013-4246, Class PB,
4.000%, 09/15/2043	493,003	429,628
Series 2013-4265, Class FD,
30D US SOFR + 0.51%, 01/15/2035(a)	36,148	35,912
Series 2013-4283, Class EW,
4.500%, 12/15/2043(a)	156,849	155,210
Series 2014-4293, Class NM,
4.500%, 06/15/2043	14,095	13,845
Series 2014-4294, Class PF,
30D US SOFR + 0.51%, 01/15/2044(a)	10,747	10,552
Series 2014-4319, Class PM,
3.000%, 03/15/2043	32,731	32,048
Series 2014-4320, Class AP,
3.500%, 07/15/2039	89,046	86,892
Series 2014-4324, Class AY,
3.000%, 04/15/2029	568,738	557,473
Series 2014-4368, Class GZ,
4.125%, 06/15/2041(d)	1,204,524	1,183,402
Series 2014-4370, Class PC,
2.500%, 09/15/2041	3,509	3,481
Series 2014-4403, Class CZ,
3.000%, 10/15/2044	158,995	90,328
Series 2014-4419, Class DC,
3.000%, 12/15/2044	240,000	195,024
Series 2015-4457, Class KZ,
3.000%, 04/15/2045	70,408	62,096
Series 2015-4459, Class CA,
5.000%, 12/15/2034	7,211	7,282
Series 2015-4461, Class EA,
2.000%, 07/15/2037	26,479	26,094
Series 2015-4498, Class JA,
2.500%, 04/15/2037	80,390	72,904
Series 2015-4508, Class UZ,
3.000%, 07/15/2043	56,808	44,439
Series 2016-4555, Class CP,
3.000%, 04/15/2045	265,120	256,999
Series 2016-4582, Class PA,
3.000%, 11/15/2045	94,616	89,238

	Principal	Value
	Amount	(Note 2)
Series 2016-4583, Class UP,
3.000%, 07/15/2045	$121,939	$113,461
Series 2016-4590, Class AK,
3.500%, 08/15/2027	12,893	12,835
Series 2016-4601, Class CZ,
3.000%, 12/15/2045	116,548	71,180
Series 2016-4613, Class AF,
30D US SOFR + 1.21%, 11/15/2037(a)	71,636	70,658
Series 2016-4629, Class KB,
3.000%, 11/15/2046	1,000,000	820,397
Series 2016-4639, Class HZ,
3.250%, 04/15/2053(d)	1,156,942	943,483
Series 2017-4656, Class EZ,
4.000%, 02/15/2047	344,536	326,423
Series 2017-4670, Class TY,
3.000%, 03/15/2047	346,000	278,949
Series 2017-4672, Class QD,
3.000%, 08/15/2045	18,519	18,238
Series 2017-4680, Class PA,
3.000%, 03/15/2046	9	9
Series 2017-4707, Class Z,
4.000%, 08/15/2047	131,695	79,629
Series 2017-4710, Class PA,
3.000%, 04/15/2045	66,181	64,629
Series 2017-4714, Class MY,
3.500%, 08/15/2047	968,044	885,325
Series 2017-4736, Class CL,
3.000%, 12/15/2047	154,734	132,529
Series 2017-4748, Class GA,
3.000%, 01/15/2045	9,933	9,844
Series 2018-4767, Class Z,
3.000%, 12/15/2047	38,714	21,617
Series 2018-4773, Class DZ,
4.000%, 04/15/2048	147,450	139,139
Series 2018-4787, Class PY,
4.000%, 05/15/2048	37,165	34,908
Series 2018-4808, Class DG,
3.500%, 09/15/2045	216,142	214,336
Series 2018-4813, Class CJ,
3.000%, 08/15/2048	177,105	154,289
Series 2018-4818, Class CA,
3.000%, 04/15/2048	346,380	306,878
Series 2018-4821, Class ZM,
3.500%, 05/15/2048	321,849	287,001
Series 2018-4821, Class YZ,
4.000%, 02/15/2042	1,713,556	1,510,324
Series 2018-4839, Class AE,
4.000%, 04/15/2051	198,147	191,557

	Principal	Value
	Amount	(Note 2)
Series 2018-4846, Class PA,
4.000%, 06/15/2047	$1,781	$1,774
Series 2018-4857, Class HM,
3.500%, 11/15/2046	13,196	13,129
Series 2019-4863, Class AJ,
3.500%, 07/15/2038	34,102	32,873
Series 2019-4863, Class H,
7.000%, 03/15/2049	116,960	124,653
Series 2019-4896, Class BD,
3.500%, 07/25/2049	1,062,753	904,311
Series 2019-4911, Class HG,
2.250%, 04/15/2049	1,503,784	1,264,257
Series 2019-4926, Class BP,
3.000%, 10/25/2049	492,438	426,939
Series 2020-4954, Class LZ,
2.500%, 02/25/2050	127,583	55,714
Series 2020-4961, Class JB,
2.500%, 12/15/2042	111,682	102,152
Series 2020-4989, Class FB,
30D US SOFR + 0.46%, 10/15/2040(a)	86,077	84,959
Series 2020-4989, Class FA,
30D US SOFR + 0.46%, 08/15/2040(a)	94,850	93,666
Series 2020-5000, Class HZ,
1.500%, 08/25/2050	254,369	126,687
Series 2020-5007, Class PY,
1.500%, 08/25/2050	218,000	86,093
Series 2020-5013, Class NH,
1.000%, 09/25/2050	173,578	86,171
Series 2020-5014, Class BP,
1.250%, 09/25/2040	193,258	169,135
Series 2020-5039, Class ZK,
2.500%, 11/25/2050	156,507	73,825
Series 2020-5049, Class JZ,
2.000%, 11/25/2050	145,000	62,403
Series 2020-5049, Class WB,
0.750%, 12/25/2050	319,045	245,533
Series 2020-5068, Class UB,
0.500%, 01/25/2051	109,000	59,680
Series 2021-5080, Class CA,
2.000%, 02/25/2051	864,862	468,755
Series 2021-5083, Class MA,
2.000%, 03/25/2051	612,856	350,809
Series 2021-5085, Class HA,
1.500%, 03/25/2051	147,216	78,196
Series 2021-5103, Class LM,
1.500%, 05/25/2041	119,098	65,808

	Principal	Value
	Amount	(Note 2)
Series 2021-5103, Class LQ,
1.500%, 04/25/2050	$199,851	$102,382
Series 2021-5119, Class LM,
1.500%, 05/25/2041	202,779	107,592
Series 2021-5121, Class KE,
1.500%, 06/25/2051	301,427	143,696
Series 2021-5129, Class KC,
1.500%, 11/25/2049	129,817	112,108
Series 2021-5144, Class PC,
1.500%, 09/25/2051	332,667	281,110
Series 2021-5156, Class EC,
1.500%, 10/25/2051	434,987	208,457
Series 2021-5171, Class KY,
1.750%, 12/25/2051	172,000	88,223
Series 2021-5174, Class TQ,
2.000%, 08/25/2051	456,103	385,219
Series 2021-5178, Class LY,
1.500%, 12/25/2051	178,029	80,789
Series 2021-5182, Class M,
2.500%, 05/25/2049	294,598	257,985
Series 2022-5189, Class PG,
2.500%, 09/25/2051	78,249	71,471
Series 2022-5198, Class ZM,
3.000%, 02/25/2052	658,010	517,220
Series 2022-5200, Class WK,
2.500%, 03/25/2052	217,000	140,747
Series 2022-5201, Class CA,
2.500%, 07/25/2048	558,657	490,728
Series 2022-5207, Class CZ,
3.500%, 03/25/2052	388,853	218,712
Series 2022-5208, Class AL,
2.500%, 04/25/2042	1,386,302	1,019,076
Series 2022-5230, Class PE,
2.000%, 12/25/2051	600,000	485,270
Series 2022-5234, Class PH,
3.500%, 04/25/2051	711,018	685,407
Series 2024-5407, Class LB,
6.000%, 05/25/2054	6,901,530	7,081,422
		60,669,577
Freddie Mac Strips
Series 2013-299, Class 300,
3.000%, 01/15/2043	132,262	120,553
Series 2013-300, Class 300,
3.000%, 01/15/2043	113,105	102,081
		222,634

	Principal	Value
	Amount	(Note 2)
Freddie Mac Structured Pass-Through Certificates
Series 2001-32, Class A1,
1M US SOFR + 0.37%, 08/25/2031(a)	$46,692	$46,514
Series 2002-41, Class 3A,
4.438%, 07/25/2032(a)	1,709,680	1,560,179
Series 2003-55, Class 1A3A,
30D US SOFR + 0.51%, 03/25/2043(a)	205,255	204,598
		1,811,291
Ginnie Mae
Series 2003-76, Class TG,
5.500%, 09/20/2033	104,004	103,710
Series 2004-1, Class TE,
5.000%, 06/20/2033	16,217	16,184
Series 2004-15, Class AY,
5.500%, 02/20/2034	114,320	115,223
Series 2004-22, Class AZ,
5.500%, 04/20/2034	182,935	184,126
Series 2004-26, Class ED,
5.500%, 04/16/2034	45,889	46,164
Series 2004-34, Class QL,
5.500%, 05/16/2034	127,347	127,308
Series 2004-55, Class MC,
5.500%, 07/20/2034	29,271	29,621
Series 2004-7, Class Z,
5.500%, 01/16/2034	1,626,859	1,626,335
Series 2004-87, Class BC,
4.500%, 10/20/2034	8,735	8,694
Series 2005-11, Class PL,
5.000%, 02/20/2035	22,889	22,862
Series 2005-13, Class NB,
5.000%, 02/20/2035	8,230	8,215
Series 2005-13, Class BG,
5.000%, 02/20/2035	125,798	125,966
Series 2005-3, Class JL,
5.000%, 12/16/2034	46,660	46,240
Series 2005-3, Class JM,
4.750%, 01/20/2035	34,104	33,801
Series 2005-3, Class OC,
5.000%, 01/20/2035	116,761	116,544
Series 2005-3, Class QB,
5.000%, 01/16/2035	34,241	34,212
Series 2005-44, Class GZ,
5.000%, 07/20/2035	80,318	80,096
Series 2005-45, Class BF,
1M US SOFR + 0.41%, 06/20/2035(a)	24,153	23,990

	Principal	Value
	Amount	(Note 2)
Series 2005-49, Class B,
5.500%, 06/20/2035	$56,055	$56,731
Series 2005-51, Class DC,
5.000%, 07/20/2035	87,105	87,418
Series 2005-56, Class JA,
5.000%, 05/17/2035	8,875	8,880
Series 2005-56, Class BD,
5.000%, 07/20/2035	29,931	30,035
Series 2005-69, Class WD,
5.000%, 05/18/2035	30,214	30,249
Series 2005-73, Class PH,
5.000%, 09/20/2035	82,415	82,284
Series 2005-92, Class PB,
6.000%, 12/20/2035	110,806	112,627
Series 2006-10, Class PB,
5.500%, 03/20/2036	190,201	192,786
Series 2006-38, Class OH,
6.500%, 08/20/2036	20,485	20,426
Series 2007-18, Class PH,
5.500%, 03/20/2035	137,000	138,895
Series 2007-18, Class B,
5.500%, 05/20/2035	52,885	53,429
Series 2007-35, Class TE,
6.000%, 06/20/2037	77,725	78,850
Series 2007-35, Class NE,
6.000%, 06/16/2037	34,178	34,731
Series 2007-40, Class FY,
1M US SOFR + 0.44%, 07/16/2037(a)	23,382	23,141
Series 2007-44, Class PH,
6.000%, 07/20/2037	87,529	89,979
Series 2007-57, Class Z,
5.500%, 10/20/2037	754,046	761,477
Series 2007-6, Class LE,
5.500%, 02/20/2037	199,563	200,234
Series 2007-7, Class PG,
5.000%, 02/16/2037	17,825	17,905
Series 2007-79, Class FC,
1M US SOFR + 0.55%, 12/20/2037(a)	92,278	91,715
Series 2008-13, Class FB,
1M US SOFR + 0.61%, 02/20/2038(a)	18,155	18,081
Series 2008-20, Class CE,
5.500%, 06/16/2037	174,556	176,867
Series 2008-21, Class PZ,
5.500%, 11/20/2037	370,997	369,982
Series 2008-31, Class PC,
5.500%, 04/20/2038	37,160	37,578

	Principal	Value
	Amount	(Note 2)
Series 2008-33, Class PB,
5.500%, 04/20/2038	$106,080	$106,730
Series 2008-37, Class L,
6.000%, 04/20/2038	31,196	31,482
Series 2008-38, Class PL,
5.500%, 05/20/2038	162,028	165,130
Series 2008-38, Class PN,
5.500%, 05/20/2038	31,161	31,758
Series 2008-38, Class BG,
5.000%, 05/16/2038	57,826	57,750
Series 2008-40, Class PL,
5.250%, 05/16/2038	118,000	120,176
Series 2008-41, Class PE,
5.500%, 05/20/2038	53,159	54,011
Series 2008-43, Class NB,
5.500%, 05/20/2038	102,938	103,150
Series 2008-47, Class ML,
5.250%, 06/16/2038	19,721	19,924
Series 2008-49, Class PB,
4.750%, 06/20/2038	21,739	21,694
Series 2008-50, Class KB,
6.000%, 06/20/2038	169,501	173,747
Series 2008-51, Class PH,
5.250%, 06/20/2038	28,692	29,017
Series 2008-51, Class FG,
1M US SOFR + 0.88%, 06/16/2038(a)	61,581	61,794
Series 2008-55, Class PL,
5.500%, 06/20/2038	24,125	24,136
Series 2008-58, Class PE,
5.500%, 07/16/2038	58,873	59,544
Series 2008-60, Class JP,
5.500%, 07/20/2038	178,737	178,934
Series 2008-60, Class JN,
5.500%, 07/20/2038	90,733	90,833
Series 2008-65, Class PG,
6.000%, 08/20/2038	161,586	161,466
Series 2008-66, Class FN,
1M US SOFR + 1.06%, 08/20/2038(a)	66,905	67,118
Series 2008-7, Class PQ,
5.000%, 02/20/2038	70,800	70,566
Series 2008-76, Class QE,
5.750%, 09/20/2038	58,000	58,306
Series 2008-77, Class FC,
1M US SOFR + 0.81%, 09/20/2038(a)	43,859	43,869
Series 2008-85, Class PG,
5.250%, 10/20/2038	25,885	25,842

	Principal	Value
	Amount	(Note 2)
Series 2008-89, Class JD,
6.000%, 08/20/2038	$35,122	$35,012
Series 2008-89, Class JC,
5.500%, 08/20/2038	30,238	30,146
Series 2008-9, Class FA,
1M US SOFR + 0.61%, 02/20/2038(a)	12,584	12,576
Series 2009-1, Class FA,
1M US SOFR + 1.16%, 01/20/2039(a)	52,453	52,785
Series 2009-10, Class PH,
4.500%, 02/20/2039	22,325	22,104
Series 2009-10, Class NB,
5.000%, 02/16/2039	58,741	59,396
Series 2009-118, Class PY,
5.000%, 12/16/2039	14,041	14,285
Series 2009-12, Class NB,
5.000%, 03/20/2039	40,703	40,632
Series 2009-13, Class E,
4.500%, 03/16/2039	71,185	70,525
Series 2009-15, Class FM,
1M US SOFR + 1.15%, 03/20/2039(a)	49,749	49,754
Series 2009-24, Class WB,
5.000%, 03/20/2039	166,156	165,805
Series 2009-32, Class ZA,
5.500%, 05/20/2039	351,217	356,285
Series 2009-40, Class AD,
4.500%, 06/20/2039	309,000	305,258
Series 2009-47, Class LT,
5.000%, 06/20/2039	87,385	87,026
Series 2009-55, Class FN,
1M US SOFR + 1.11%, 07/20/2039(a)	18,504	18,596
Series 2009-58, Class PA,
4.500%, 07/20/2039	54,929	53,810
Series 2009-61, Class MP,
5.000%, 08/20/2039	23,606	23,629
Series 2009-61, Class AP,
4.000%, 08/20/2039	25,939	25,336
Series 2009-69, Class PH,
5.500%, 08/16/2039	92,000	93,037
Series 2009-75, Class GZ,
4.500%, 09/20/2039	73,030	72,939
Series 2009-76, Class JB,
4.500%, 07/20/2039	10,690	10,673
Series 2009-76, Class XA,
5.500%, 09/16/2039	425,664	433,234
Series 2009-77, Class KJ,
5.000%, 09/20/2039	86,576	88,126

	Principal	Value
	Amount	(Note 2)
Series 2009-83, Class TF,
1M US SOFR + 1.01%, 08/20/2039(a)	$28,917	$29,113
Series 2009-94, Class FA,
1M US SOFR + 0.81%, 10/16/2039(a)	58,470	58,611
Series 2010-103, Class WA,
5.658%, 08/20/2034(a)	147,480	149,791
Series 2010-105, Class BH,
3.000%, 01/16/2040	48,686	47,079
Series 2010-111, Class FA,
1M US SOFR + 0.46%, 09/20/2040(a)	35,595	35,296
Series 2010-134, Class YL,
4.500%, 10/20/2040	101,000	98,506
Series 2010-14, Class HA,
4.500%, 02/16/2040	88,897	88,202
Series 2010-147, Class PG,
3.500%, 05/20/2040	25,057	24,782
Series 2010-157, Class OP,
–%, 12/20/2040(b)	7,453	6,372
Series 2010-167, Class WL,
4.500%, 09/20/2040	661,030	650,962
Series 2010-169, Class JZ,
4.000%, 12/20/2040	172,548	165,389
Series 2010-19, Class GW,
4.750%, 02/20/2040	108,305	101,192
Series 2010-62, Class AF,
1M US SOFR + 0.56%, 04/16/2034(a)	9,715	9,714
Series 2010-76, Class NC,
4.500%, 06/20/2040	113,194	107,131
Series 2010-84, Class YB,
4.000%, 07/20/2040	16,670	16,101
Series 2010-H01, Class FA,
1M US SOFR + 0.93%, 01/20/2060(a)	5,605	5,645
Series 2010-H10, Class FC,
1M US SOFR + 1.11%, 05/20/2060(a)	29,780	30,006
Series 2010-H20, Class AF,
1M US SOFR + 0.44%, 10/20/2060(a)	42,224	42,215
Series 2010-H22, Class FE,
1M US SOFR + 0.46%, 05/20/2059(a)	736	733
Series 2010-H27, Class FA,
1M US SOFR + 0.49%, 12/20/2060(a)	13,657	13,663

	Principal	Value
	Amount	(Note 2)
Series 2011-100, Class MY,
4.000%, 07/20/2041	$157,278	$153,258
Series 2011-128, Class MD,
4.000%, 10/20/2040	62,530	62,349
Series 2011-137, Class WA,
5.586%, 07/20/2040(a)	163,202	167,740
Series 2011-59, Class QC,
4.000%, 12/20/2040	170,713	167,658
Series 2011-66, Class UA,
4.000%, 05/16/2041	148,383	140,543
Series 2011-71, Class ZC,
5.500%, 07/16/2034	128,811	130,034
Series 2011-97, Class WA,
6.079%, 11/20/2038(a)	21,051	21,410
Series 2011-H01, Class AF,
1M US SOFR + 0.56%, 11/20/2060(a)	25,195	25,230
Series 2011-H11, Class FA,
1M US SOFR + 0.61%, 03/20/2061(a)	43,604	43,687
Series 2011-H11, Class FB,
1M US SOFR + 0.61%, 04/20/2061(a)	14,969	15,008
Series 2011-H15, Class FA,
1M US SOFR + 0.56%, 06/20/2061(a)	10,849	10,864
Series 2012-108, Class CB,
2.500%, 09/20/2042	149,000	119,365
Series 2012-116, Class BY,
3.000%, 09/16/2042	267,000	214,307
Series 2012-127, Class PG,
1.750%, 09/16/2042	111,710	102,201
Series 2012-32, Class PE,
3.500%, 03/16/2042	117,000	105,961
Series 2012-38, Class PL,
3.250%, 01/20/2041	2,413	2,404
Series 2012-39, Class GA,
3.000%, 10/16/2040	18,842	18,328
Series 2012-56, Class HZ,
3.500%, 06/20/2040	1,377,225	1,237,718
Series 2012-68, Class GE,
3.000%, 05/20/2042	4,247	3,321
Series 2012-76, Class GF,
1M US SOFR + 0.41%, 06/16/2042(a)	16,973	16,868
Series 2012-84, Class TB,
2.500%, 07/20/2042	390,245	326,982
Series 2012-H08, Class FC,
1M US SOFR + 0.68%, 04/20/2062(a)	115,029	115,336

	Principal	Value
	Amount	(Note 2)
Series 2012-H14, Class FK,
1M US SOFR + 0.69%, 07/20/2062(a)	$42,290	$42,399
Series 2012-H20, Class PT,
4.762%, 07/20/2062(a)	4,158	4,153
Series 2012-H24, Class FE,
1M US SOFR + 0.71%, 10/20/2062(a)	968	966
Series 2013-100, Class MA,
3.500%, 02/20/2043	22,336	21,974
Series 2013-115, Class PM,
4.000%, 08/20/2043	374,657	354,304
Series 2013-169, Class EZ,
3.250%, 11/16/2043	116,825	102,304
Series 2013-22, Class GB,
2.500%, 08/20/2042	115,781	104,519
Series 2013-41, Class MY,
3.000%, 03/20/2043	242,030	218,394
Series 2013-54, Class WA,
4.880%, 11/20/2042(a)	331,375	336,953
Series 2013-6, Class BE,
3.000%, 01/20/2043	104,000	79,011
Series 2013-69, Class NA,
2.000%, 09/20/2042	166,619	150,742
Series 2013-70, Class LA,
1.000%, 05/20/2043	97,274	80,807
Series 2013-93, Class CA,
6.000%, 06/20/2043	792,200	821,849
Series 2013-98, Class KF,
1M US SOFR + 0.41%, 11/20/2041(a)	3,191	3,179
Series 2013-99, Class MF,
1M US SOFR + 0.41%, 07/20/2043(a)	47,087	46,439
Series 2013-H01, Class FA,
1.650%, 01/20/2063	2	2
Series 2013-H04, Class BA,
1.650%, 02/20/2063	1,589	1,498
Series 2013-H07, Class GA,
1M US SOFR + 0.58%, 03/20/2063(a)	32,831	32,883
Series 2013-H09, Class HA,
1.650%, 04/20/2063	5,004	4,735
Series 2013-H18, Class EA,
1M US SOFR + 0.61%, 07/20/2063(a)	2,430	2,437
Series 2014-118, Class ZP,
4.000%, 08/20/2044	381,228	360,793
Series 2014-119, Class ZK,
3.500%, 08/16/2044	1,154,306	1,076,393

	Principal	Value
	Amount	(Note 2)
Series 2014-32, Class DA,
3.500%, 02/20/2044	$101,590	$86,151
Series 2014-53, Class JM,
6.956%, 04/20/2039(a)	95,621	100,758
Series 2014-98, Class ZP,
3.000%, 07/16/2044	249,708	189,782
Series 2014-98, Class HE,
3.000%, 07/20/2044	53,984	43,328
Series 2014-H10, Class TA,
1M US SOFR + 0.71%, 04/20/2064(a)	165,535	166,088
Series 2014-H15, Class FA,
1M US SOFR + 0.61%, 07/20/2064(a)	11,177	11,196
Series 2014-H16, Class FL,
1M US SOFR + 0.58%, 07/20/2064(a)	172,404	172,667
Series 2014-H19, Class HA,
3.000%, 09/20/2064	12,546	12,090
Series 2015-100, Class PD,
3.000%, 07/20/2045	175,216	161,191
Series 2015-190, Class LE,
3.500%, 06/20/2045	454	452
Series 2015-63, Class KA,
3.000%, 04/20/2040	33,494	28,028
Series 2015-84, Class QA,
3.500%, 06/20/2045	190,033	172,059
Series 2015-91, Class QA,
2.866%, 05/20/2045(a)	1,358,931	1,197,713
Series 2015-H09, Class FA,
1M US SOFR + 0.73%, 04/20/2065(a)	126,190	126,209
Series 2015-H12, Class FB,
1M US SOFR + 0.71%, 05/20/2065(a)	25,771	25,771
Series 2015-H15, Class FC,
1M US SOFR + 0.69%, 06/20/2065(a)	57,711	57,690
Series 2015-H22, Class FC,
1M US SOFR + 0.71%, 09/20/2065(a)	21,610	21,608
Series 2015-H26, Class FA,
1M US SOFR + 0.63%, 10/20/2065(a)	21,968	22,011
Series 2015-H26, Class FG,
1M US SOFR + 0.63%, 10/20/2065(a)	110,444	110,672
Series 2015-H27, Class FA,
1M US SOFR + 0.86%, 09/20/2065(a)	889,454	890,879

	Principal	Value
	Amount	(Note 2)
Series 2015-H29, Class FA,
1M US SOFR + 0.81%, 10/20/2065(a)	$602	$602
Series 2015-H30, Class FE,
1M US SOFR + 0.71%, 11/20/2065(a)	23,856	23,920
Series 2015-H31, Class FT,
1M US SOFR + 0.76%, 11/20/2065(a)	6,857	6,871
Series 2015-H32, Class FH,
1M US SOFR + 0.77%, 12/20/2065(a)	69,194	69,434
Series 2016-116, Class GV,
3.000%, 05/20/2026	9,186	9,083
Series 2016-120, Class KA,
2.000%, 09/20/2046	4,738	2,611
Series 2016-136, Class PJ,
3.500%, 01/20/2046	189,550	156,669
Series 2016-136, Class MY,
2.500%, 10/20/2046	100,000	64,153
Series 2016-163, Class B,
3.000%, 10/20/2046	119,000	88,132
Series 2016-19, Class AC,
3.000%, 02/20/2046	259,000	213,129
Series 2016-46, Class Z,
3.000%, 04/20/2046	127,979	90,273
Series 2016-82, Class BA,
3.000%, 09/20/2045	20,564	20,304
Series 2016-H06, Class FC,
1M US SOFR + 1.03%, 02/20/2066(a)	56,465	56,673
Series 2016-H08, Class FT,
1M US SOFR + 0.83%, 02/20/2066(a)	21,534	21,588
Series 2016-H11, Class F,
1M US SOFR + 0.91%, 05/20/2066(a)	1,564,258	1,568,051
Series 2016-H13, Class FT,
1M US SOFR + 0.69%, 05/20/2066(a)	1,685	1,692
Series 2016-H14, Class FA,
1M US SOFR + 0.91%, 06/20/2066(a)	202,519	202,999
Series 2016-H15, Class FA,
1M US SOFR + 0.91%, 07/20/2066(a)	425,531	426,585
Series 2016-H17, Class HA,
2.250%, 03/20/2066	44,594	43,154
Series 2016-H17, Class FK,
1M US SOFR + 0.96%, 07/20/2066(a)	28,587	28,677

	Principal	Value
	Amount	(Note 2)
Series 2016-H17, Class FC,
1M US SOFR + 0.94%, 08/20/2066(a)	$89,095	$89,350
Series 2016-H20, Class PT,
7.721%, 09/20/2066(a)	226,306	230,658
Series 2016-H23, Class PT,
7.345%, 09/20/2066(a)	274,546	278,235
Series 2016-H23, Class F,
1M US SOFR + 0.86%, 10/20/2066(a)	74,352	74,479
Series 2016-H24, Class FG,
1M US SOFR + 0.86%, 10/20/2066(a)	230,612	231,014
Series 2016-H26, Class FC,
1M US SOFR + 1.11%, 12/20/2066(a)	51,893	52,164
Series 2017-150, Class JE,
3.000%, 07/20/2047	51,536	48,229
Series 2017-170, Class MC,
2.500%, 10/20/2047	48,301	43,153
Series 2017-36, Class MJ,
3.000%, 03/20/2047	30,422	26,639
Series 2017-56, Class AZ,
3.000%, 04/20/2047	122,323	99,754
Series 2017-80, Class LO,
–%, 05/20/2047(b)	87,740	66,298
Series 2017-80, Class BJ,
3.000%, 03/20/2047	74,080	68,083
Series 2017-H06, Class FE,
1M US SOFR + 0.66%, 02/20/2067(a)	31,562	31,633
Series 2017-H14, Class FD,
1M US SOFR + 0.58%, 06/20/2067(a)	50,941	51,031
Series 2017-H15, Class FC,
1M US SOFR + 0.58%, 06/20/2067(a)	96,373	96,508
Series 2017-H16, Class PT,
4.694%, 05/20/2066(a)	9,069	8,955
Series 2017-H17, Class FG,
1M US SOFR + 0.61%, 08/20/2067(a)	10,101	10,121
Series 2017-H22, Class FH,
1Y US SOFR + 0.94%, 11/20/2067(a)	164,769	165,611
Series 2018-131, Class QA,
3.000%, 12/20/2047	228,178	198,089
Series 2018-160, Class AD,
3.500%, 02/20/2048	183,765	174,887

	Principal	Value
	Amount	(Note 2)
Series 2018-36, Class CZ,
4.000%, 03/20/2048	$297,822	$255,909
Series 2018-37, Class C,
2.500%, 01/20/2046	112,854	105,471
Series 2018-H07, Class FD,
1M US SOFR + 0.41%, 05/20/2068(a)	52,379	52,342
Series 2018-H09, Class FA,
1Y US SOFR + 1.22%, 04/20/2068(a)	367,167	372,070
Series 2019-1, Class EY,
4.000%, 10/20/2048	1,066,499	960,228
Series 2019-103, Class EK,
4.000%, 04/20/2049	2,921,162	2,717,142
Series 2019-111, Class TE,
2.000%, 09/20/2049	35,352	29,511
Series 2019-128, Class AL,
2.500%, 10/20/2049	300,000	201,625
Series 2019-15, Class A,
0.144%, 07/20/2048(a)	300,226	178,400
Series 2019-18, Class HD,
3.500%, 02/20/2049	165,000	146,476
Series 2019-36, Class PD,
3.000%, 02/20/2049	206,051	185,904
Series 2019-H01, Class FT,
1M US SOFR + 0.51%, 10/20/2068(a)	14,035	14,021
Series 2019-H04, Class BA,
3.000%, 01/20/2069	27,936	27,608
Series 2019-H05, Class FT,
1Y US TI + 0.43%, 04/20/2069(a)	11,597	11,622
Series 2019-H08, Class FM,
1M US SOFR + 0.76%, 05/20/2069(a)	1,755,048	1,745,813
Series 2020-122, Class GZ,
3.000%, 08/20/2050	271,140	161,188
Series 2020-125, Class GA,
2.500%, 03/20/2050	293,609	261,017
Series 2020-125, Class GC,
2.500%, 08/20/2050	20,222	16,934
Series 2020-127, Class LZ,
1.500%, 08/20/2050	575,921	225,891
Series 2020-134, Class ZU,
3.000%, 09/20/2050	117,269	64,682
Series 2020-148, Class ZP,
2.000%, 10/20/2050	234,209	97,962
Series 2020-149, Class LU,
1.000%, 10/20/2050	199,996	87,295

	Principal	Value
	Amount	(Note 2)
Series 2020-153, Class ML,
2.500%, 10/20/2050	$256,760	$215,905
Series 2020-153, Class MP,
2.500%, 10/20/2050	272,642	229,039
Series 2020-187, Class KZ,
2.000%, 12/20/2050	169,867	70,593
Series 2020-32, Class UM,
2.500%, 03/20/2050	1,068,323	948,699
Series 2020-5, Class LC,
3.500%, 10/20/2049	89,181	84,067
Series 2020-61, Class AB,
3.000%, 05/20/2048	24,621	24,354
Series 2020-62, Class PD,
3.000%, 05/20/2050	417,498	362,427
Series 2020-62, Class WD,
0.458%, 05/20/2050(a)	488,945	280,862
Series 2020-83, Class ML,
3.000%, 06/20/2050	78,373	70,164
Series 2020-98, Class CE,
3.000%, 07/20/2050	1,015,631	906,911
Series 2020-H01, Class FT,
1Y US TI + 0.50%, 01/20/2070(a)	13,016	12,972
Series 2020-H02, Class DA,
2.250%, 12/20/2069	49,658	48,875
Series 2020-H04, Class FP,
1M US SOFR + 0.61%, 06/20/2069(a)	145,306	145,183
Series 2020-H12, Class FE,
1M US SOFR + 1.21%, 06/20/2070(a)	921,366	932,510
Series 2020-H13, Class FA,
1M US SOFR + 0.56%, 07/20/2070(a)	182,239	179,696
Series 2021-104, Class AL,
1.500%, 06/20/2051	120,000	54,308
Series 2021-116, Class WZ,
2.000%, 07/20/2051	387,659	213,671
Series 2021-116, Class LZ,
2.500%, 07/20/2051	347,362	214,246
Series 2021-142, Class PZ,
0.750%, 08/20/2051	308,940	173,424
Series 2021-146, Class PO,
–%, 07/20/2051(b)	338,715	118,088
Series 2021-146, Class DE,
1.750%, 08/20/2051	346,256	312,342
Series 2021-158, Class GK,
2.000%, 09/20/2051	150,492	92,541
Series 2021-205, Class NK,
1.500%, 11/20/2051	215,000	126,278

	Principal	Value
	Amount	(Note 2)
Series 2021-25, Class HA,
2.000%, 02/20/2051	$683,103	$561,335
Series 2021-8, Class KZ,
2.000%, 01/20/2051	159,737	58,022
Series 2021-8, Class AQ,
5.000%, 01/20/2051	129,793	127,772
Series 2021-H01, Class FA,
1M US SOFR + 1.36%, 11/20/2070(a)	2,705,941	2,747,458
Series 2021-H12, Class GA,
4.527%, 07/20/2071(a)	46,266	45,780
Series 2022-100, Class EB,
3.000%, 06/20/2052	1,729,475	1,297,397
Series 2022-104, Class KY,
4.500%, 06/20/2052	383,627	337,552
Series 2022-112, Class BM,
3.000%, 06/20/2052	344,718	255,644
Series 2022-126, Class BY,
3.000%, 07/20/2052	960,094	586,032
Series 2022-127, Class WC,
3.500%, 07/20/2052	329,622	208,723
Series 2022-127, Class UL,
2.000%, 07/20/2052	309,557	156,014
Series 2022-137, Class PL,
4.000%, 08/20/2052	288,633	220,442
Series 2022-20, Class KZ,
2.500%, 01/20/2052	113,500	46,177
Series 2022-212, Class DZ,
5.500%, 12/20/2052	2,842,531	2,882,750
Series 2022-44, Class KZ,
4.500%, 03/20/2052	623,689	528,508
Series 2022-51, Class HZ,
3.000%, 03/20/2052	312,914	173,259
Series 2022-68, Class MD,
3.500%, 04/20/2052	223,000	162,196
Series 2022-76, Class PA,
4.000%, 04/20/2052	663,194	646,123
Series 2022-78, Class YX,
4.500%, 01/20/2051	667,633	665,238
Series 2022-H06, Class AB,
3.913%, 07/20/2067	44,356	43,445
Series 2023-150, Class JD,
6.000%, 10/20/2053	407,200	418,821
Series 2023-173, Class DX,
6.000%, 11/20/2053	2,720,000	2,806,839
Series 2023-47, Class HZ,
5.500%, 03/20/2053	1,415,823	1,395,772
Series 2023-55, Class HB,
6.500%, 04/20/2053	2,679,321	2,782,660

	Principal	Value
	Amount	(Note 2)
Series 2023-55, Class EB,
6.000%, 04/20/2053	$23,483,111	$23,544,849
Series 2023-57, Class CV,
5.000%, 04/20/2034	1,811,442	1,841,035
Series 2023-59, Class GL,
6.000%, 04/20/2053	7,761,342	7,822,233
Series 2023-68, Class HB,
6.500%, 05/20/2053	10,712,834	11,229,259
		104,132,781
Vendee Mortgage Trust 2011-2
Series 2011-2, Class DZ,
3.750%, 10/15/2041	794,167	742,099

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $289,431,677)		282,200,847

	Principal	Value
	Amount	(Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (1.54%)

Fannie Mae-Aces
Series 2001-M1, Class D,
6.460%, 02/25/2031(a)	61,980	62,025
Series 2006-M2, Class A3F,
5.345%, 09/25/2031(a)	127,131	127,995
Series 2013-M6, Class 1AC,
3.384%, 02/25/2043(a)	9,416,143	9,069,324
Series 2016-M11, Class AL,
2.944%, 07/25/2039	344,852	312,788
Series 2018-M12, Class A1,
3.546%, 08/25/2030	256,019	254,663
Series 2018-M15, Class 1A2,
3.700%, 01/25/2036	470,000	440,023
Series 2019-M24, Class 2XA,
1.144%, 03/25/2031(a)	7,605,518	345,329
Series 2020-M1, Class A2,
2.444%, 10/25/2029	300,000	277,291
Series 2020-M10, Class X1,
1.771%, 12/25/2030(a)(c)	751,925	43,800
Series 2020-M10, Class X4,
0.885%, 07/25/2032(a)(c)	58,312,529	2,159,202
Series 2020-M12, Class IO,
1.286%, 07/25/2029(a)(c)	60,983,185	2,217,891
Series 2020-M13, Class X2,
1.229%, 09/25/2030(a)(c)	10,892,974	400,009
Series 2022-M5, Class A1,
2.346%, 01/01/2034(a)	271,852	253,225

	Principal	Value
	Amount	(Note 2)
Series 2022-M8, Class A2,
1.936%, 12/25/2031(a)	$100,000	$85,587
		16,049,152
Freddie Mac Multiclass Certificates Series 2020-P003
Series 2020-P003, Class A3,
1.956%, 09/25/2046	1,600,000	1,214,050

Freddie Mac Multifamily Structured Pass Through Certificates
Series 2016-KS07, Class A1,
2.018%, 09/25/2025	90,374	90,082
Series 2016-KS07, Class X,
0.588%, 09/25/2025(a)(c)	63,108,110	36,407
Series 2017-K153, Class X1,
0.266%, 10/25/2031(a)(c)	97,615,996	999,666
Series 2017-Q006, Class A2,
3.415%, 04/25/2028(a)	3,990,263	3,846,114
Series 2018-K154, Class X1,
0.288%, 11/25/2032(a)(c)	132,650,129	1,996,703
Series 2018-K156, Class X1,
0.069%, 06/25/2033(a)(c)	618,882,000	3,591,310
Series 2018-K158, Class X1,
0.071%, 10/25/2033(a)(c)	346,874,754	2,417,544
Series 2019-KLU2, Class X1,
0.957%, 08/25/2029(a)(c)	83,763,298	2,303,013
Series 2020-Q013, Class APT2,
1.165%, 04/25/2027(a)	3,259,515	3,098,594
Series 2021-1521, Class X1,
0.978%, 08/25/2036(a)(c)	15,526,319	1,166,070
Series 2021-KLU3, Class X1,
1.930%, 01/25/2031(a)(c)	172,959,042	12,725,151
		32,270,654

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $52,719,294)		49,533,856

	Principal	Value
	Amount	(Note 2)
MORTGAGE-BACKED SECURITIES (13.95%)

Fannie Mae Pool
Series 2003-386375,
4.790%, 08/01/2028	423,613	422,355

	Principal	Value
	Amount	(Note 2)
Series 2005-843080,
6.000%, 12/01/2034	$95,933	$97,252
Series 2006-,
6.000%, 02/01/2036	87,624	89,022
Series 2007-943003,
5.500%, 08/01/2047	73,914	74,130
Series 2009-,
4.500%, 06/01/2039	273,309	268,883
Series 2009-463331,
5.250%, 08/01/2029	377,469	384,217
Series 2009-930895,
4.500%, 03/01/2039	131,323	129,388
Series 2009-931707,
4.500%, 08/01/2039	80,938	79,266
Series 2009-958348,
5.440%, 04/01/2027	120,405	120,043
Series 2009-958878,
5.750%, 07/01/2027	1,198,360	1,194,766
Series 2010-,
3.500%, 10/01/2040	260,704	243,654
Series 2011-468477,
4.590%, 08/01/2026	364,051	364,237
Series 2011-469013,
5.470%, 08/01/2026	936,409	945,014
Series 2011-AH9290,
4.000%, 04/01/2041	18,307	17,099
Series 2012-,
3.000%, 12/01/2042	88,133	77,350
3.000%, 01/01/2043	112,050	100,554
3.040%, 12/01/2030	1,098,336	1,032,756
3.500%, 04/01/2042	46,343	42,294
Series 2012-470020,
4.200%, 01/01/2030	1,479,204	1,467,941
Series 2012-AM0279,
3.210%, 08/01/2027	267,528	260,841
Series 2012-AM1387,
3.260%, 11/01/2032	86,293	83,062
Series 2012-MA1214,
3.000%, 10/01/2042	496,803	436,030
Series 2013-,
3.000%, 01/01/2043	243,464	218,496
3.000%, 02/01/2043	314,337	275,885
3.000%, 04/01/2043	191,971	168,486
3.000%, 07/01/2043	211,554	185,672
3.000%, 08/01/2043	59,149	52,525
3.380%, 05/01/2028	234,910	229,073
4.370%, 07/01/2028	792,827	796,800
4.410%, 09/01/2028	80,880	81,325
Series 2013-AM4329,
3.870%, 10/01/2025	180,244	179,544

	Principal	Value
	Amount	(Note 2)
Series 2013-AM4781,
4.180%, 11/01/2028	$1,124,075	$1,124,650
Series 2013-AM4991,
3.970%, 12/01/2025	148,246	147,617
Series 2013-AR2289,
3.000%, 02/01/2033	146,407	140,334
Series 2013-AT9663,
2.500%, 07/01/2043	368,005	309,594
Series 2013-MA1586,
3.000%, 08/01/2043	137,561	123,452
Series 2014-,
3.000%, 06/01/2053	990,690	851,499
3.300%, 11/01/2026	247,641	244,190
3.730%, 07/01/2034	515,450	497,463
4.060%, 03/01/2030	439,937	435,988
Series 2015-,
3.180%, 07/01/2035	635,134	564,230
3.390%, 07/01/2035	183,033	167,185
3.500%, 10/01/2045	1,230,504	1,136,699
3.600%, 02/01/2040	215,913	201,167
3.610%, 08/01/2030	300,000	290,068
4.000%, 01/01/2041	94,022	89,505
4.500%, 06/01/2045	116,674	113,249
Series 2015-AM8666,
2.960%, 06/01/2030	161,955	153,311
Series 2015-AM8918,
3.250%, 09/01/2030	731,000	694,118
Series 2015-AM9173,
3.110%, 06/01/2027	221,884	216,890
Series 2016-,
3.159%, 07/01/2036(a)	1,601,929	1,411,419
6.000%, 07/01/2039	86,691	88,612
Series 2016-AL8405,
4.500%, 05/01/2041	85,747	83,576
Series 2016-AN0665,
3.070%, 02/01/2026	184,227	182,454
Series 2016-AN2228,
2.520%, 08/01/2026	176,515	172,651
Series 2016-AN3542,
3.410%, 11/01/2046	334,238	285,846
Series 2016-AN3749,
2.520%, 12/01/2026	424,328	413,719
Series 2016-BC0943,
3.500%, 05/01/2046	245,935	225,026
Series 2017-,
2.000%, 01/01/2032	90,482	84,711
2.880%, 09/01/2027	4,573,844	4,445,433
3.000%, 10/01/2027	1,200,513	1,169,603
3.010%, 07/01/2027	248,276	242,598
3.160%, 07/01/2027	143,049	140,050
3.170%, 01/01/2029	190,311	183,021

	Principal	Value
	Amount	(Note 2)
3.200%, 01/01/2029	$139,396	$134,950
3.210%, 11/01/2032	100,000	90,453
3.235%, 02/01/2032	132,801	124,265
3.350%, 01/01/2029	186,549	180,976
3.500%, 06/01/2047	246,141	221,555
Series 2017-AN4431,
3.220%, 01/01/2027	85,000	83,657
Series 2017-AN4469,
3.640%, 01/01/2029	642,335	629,488
Series 2017-AN4529,
3.620%, 01/01/2027	770,644	762,506
Series 2017-AN4833,
3.320%, 04/01/2027	95,000	93,455
Series 2017-AN5279,
3.340%, 04/01/2029	425,580	412,048
Series 2017-AN5742,
3.190%, 05/01/2030	128,764	122,491
Series 2017-AN5796,
3.030%, 06/01/2027	256,329	250,519
Series 2017-AN6670,
3.210%, 09/01/2027	1,811,384	1,765,905
Series 2017-AN7060,
2.930%, 10/01/2027	1,780,000	1,724,101
Series 2017-AN7234,
3.010%, 12/01/2027	956,374	930,365
Series 2017-AN7384,
2.880%, 12/01/2027	45,808	44,416
Series 2017-AN7547,
3.370%, 11/01/2027	1,026,120	1,002,469
Series 2017-AN7823,
2.890%, 12/01/2027	232,685	225,631
Series 2017-CA0522,
3.000%, 10/01/2047	185,772	160,038
Series 2018-,
3.000%, 02/01/2033	38,698	37,151
3.000%, 04/01/2048	835,763	738,723
3.320%, 04/01/2028	550,000	535,875
3.430%, 03/01/2033	961,045	883,143
3.485%, 04/01/2028	6,350,000	6,223,173
3.500%, 09/01/2028	130,000	127,292
3.500%, 05/01/2048	169,197	163,413
3.545%, 04/01/2028	628,513	616,944
3.660%, 05/01/2033	698,293	649,079
3.740%, 07/01/2028	175,000	172,589
3.940%, 10/01/2036	311,511	290,716
4.010%, 12/01/2030	293,716	288,904
4.500%, 09/01/2040	99,018	95,039
4.500%, 07/01/2041	228,687	223,841
4.500%, 08/01/2041	231,924	228,038
5.500%, 08/01/2048	421,668	426,420
6.000%, 08/01/2048	100,252	102,403

	Principal	Value
	Amount	(Note 2)
Series 2018-109435,
3.890%, 08/01/2028	$1,786,461	$1,769,424
Series 2018-387770,
3.625%, 07/01/2028	2,570,000	2,526,400
Series 2018-387983,
3.630%, 08/01/2028	1,941,043	1,887,991
Series 2018-AN8272,
3.170%, 02/01/2028	100,000	97,357
Series 2018-AN8493,
3.300%, 02/01/2030	399,932	379,435
Series 2018-AN8982,
3.440%, 05/01/2028	983,004	960,175
Series 2018-AN9038,
3.460%, 05/01/2028	134,650	131,895
Series 2018-AN924,
4.210%, 05/01/2033	455,151	452,965
Series 2018-AN9976,
3.960%, 02/01/2030	470,000	459,654
Series 2019-,
2.520%, 11/01/2029	137,056	127,701
2.820%, 10/01/2039	905,267	733,337
3.000%, 08/01/2049	64,247	56,362
3.500%, 08/01/2048	106,922	97,869
3.940%, 06/01/2035	2,597,362	2,407,506
4.000%, 07/01/2048	548,659	518,020
4.070%, 11/01/2026	128,252	127,078
4.500%, 08/01/2058	377,725	359,015
5.500%, 06/01/2049	150,980	154,584
6.000%, 05/01/2049	1,613,392	1,673,442
Series 2019-BI2928,
3.410%, 07/01/2027	780,382	766,605
Series 2019-BL1300,
4.200%, 01/01/2029	1,375,000	1,369,564
Series 2019-BL1451,
3.760%, 02/01/2029	670,707	659,537
Series 2019-BL1567,
3.590%, 02/01/2029	2,712,632	2,644,435
Series 2019-BL1596,
3.480%, 03/01/2029	155,765	151,916
Series 2019-BL2460,
3.400%, 05/01/2029	548,201	531,507
Series 2019-BM6011,
3.407%, 11/01/2026(a)	35,120	34,726
Series 2019-BM6152,
3.500%, 06/01/2044	859,218	794,761
Series 2019-MA3784,
3.500%, 09/01/2049	1,960,953	1,736,040
Series 2020-,
1.400%, 11/01/2032	7,945,000	6,405,883
1.500%, 01/01/2036	585,644	519,345
2.150%, 09/01/2029	500,000	458,496

	Principal	Value
	Amount	(Note 2)
3.000%, 03/01/2050	$211,769	$178,896
3.500%, 04/01/2050	168,343	149,027
Series 2021-,
1.710%, 08/01/2031	751,000	643,092
3.500%, 11/01/2051	696,817	613,261
Series 2022-,
2.030%, 12/01/2028	99,018	92,049
2.150%, 03/01/2029	150,000	139,940
2.400%, 03/01/2029	141,302	132,729
3.130%, 01/01/2029	144,182	138,938
3.790%, 05/01/2032	2,148,000	2,018,321
3.890%, 07/01/2032	690,000	657,393
3.910%, 06/01/2032	1,181,000	1,119,496
3.980%, 10/01/2032	700,000	670,638
4.110%, 09/01/2032	1,815,000	1,733,779
4.140%, 08/01/2032	2,038,000	1,961,007
4.240%, 07/01/2032	1,663,075	1,611,191
4.520%, 10/01/2032	1,209,000	1,189,789
5.080%, 10/01/2029	944,774	969,561
5.120%, 11/01/2032	2,979,000	3,031,814
5.250%, 10/01/2032	7,898,000	8,050,918
5.440%, 12/01/2032	2,122,000	2,184,500
5.500%, 07/01/2042	1,075,601	1,090,875
5.500%, 11/01/2052	9,866,955	9,918,281
5.620%, 11/01/2032	2,901,983	3,030,445
5.730%, 11/01/2032	16,500,000	17,268,414
6.120%, 11/01/2032	1,649,243	1,731,694
6.500%, 11/01/2052	1,945,234	1,989,393
Series 2023-,
1.500%, 01/01/2042	3,819,192	3,130,472
4.885%, 03/01/2033	750,000	763,197
5.030%, 04/01/2028	4,957,000	5,008,990
5.470%, 11/01/2033	1,003,923	1,030,807
5.500%, 02/01/2053	7,973,867	7,976,099
5.555%, 01/01/2030	8,933,000	9,174,042
6.000%, 02/01/2053	398,116	406,116
6.500%, 06/01/2043	2,659,629	2,748,802
6.500%, 04/01/2053	1,584,283	1,648,923
6.500%, 05/01/2053	5,526,867	5,788,330
6.500%, 06/01/2053	1,332,118	1,375,884
6.500%, 08/01/2053	7,145,624	7,400,227
7.000%, 04/01/2053	747,634	775,540
7.500%, 01/01/2054	369,189	395,425
Series 2024-,
5.340%, 07/01/2029	10,000,000	10,195,324
7.000%, 02/01/2054	820,916	867,288
7.000%, 05/01/2054	1,370,553	1,441,166
7.500%, 01/01/2054	712,873	749,339
		201,694,356
Freddie Mac
Series 2005-2936, Class FC,
30D US SOFR + 0.51%, 03/15/2029(a)	8,296	8,271

	Principal	Value
	Amount	(Note 2)
Freddie Mac Gold Pool
Series 2005-,
5.500%, 12/01/2035	$149,351	$146,099
Series 2006-,
6.000%, 01/01/2036	13,063	13,044
Series 2007-,
5.500%, 11/01/2037	53,504	53,505
Series 2012-,
3.500%, 08/01/2042	94,018	85,677
Series 2013-G80393,
5.000%, 08/20/2036	101,319	101,127
Series 2013-T65180,
3.000%, 11/01/2043	90,053	79,141
Series 2015-,
3.000%, 08/01/2045	1,840,206	1,626,976
Series 2015-U49046,
4.000%, 02/01/2029	13,647	13,498
Series 2016-,
3.500%, 06/01/2046	306,238	280,560
		2,399,627
Freddie Mac Pool
Series 2018-,
3.000%, 05/01/2045	202,288	179,284
3.000%, 09/01/2045	652,734	572,028
3.000%, 12/01/2045	348,745	300,441
3.500%, 12/01/2045	51,939	47,137
4.500%, 09/01/2044	442,136	418,779
6.000%, 07/01/2048	226,071	231,815
Series 2020-,
2.000%, 06/01/2050	789,287	604,095
Series 2021-,
2.190%, 06/01/2034	143,652	119,069
Series 2022-,
3.000%, 02/01/2046	3,331,388	2,873,857
Series 2023-,
4.600%, 01/01/2033	6,743,000	6,614,131
4.750%, 01/01/2033	16,673,950	16,506,024
4.900%, 01/01/2033	5,000,000	4,980,209
5.500%, 02/01/2053	7,871,625	7,857,844
6.500%, 04/01/2053	19,165,032	19,946,924
6.500%, 05/01/2053	9,650,397	10,067,372
6.500%, 08/01/2053	2,848,359	2,956,058
7.000%, 01/01/2053	2,701,596	2,865,377
Series 2024-,
5.030%, 02/01/2029	5,000,000	5,033,441
7.000%, 08/01/2054	1,277,273	1,324,888
		83,498,773
Ginnie Mae I Pool
Series 2010-,
4.500%, 08/15/2040	286,046	273,622

	Principal	Value
	Amount	(Note 2)
Series 2013-,
3.000%, 03/15/2043	$304,542	$273,055
		546,677
Ginnie Mae II Pool
Series 2010-,
4.000%, 09/20/2040	73,973	68,624
4.000%, 11/20/2040	70,291	65,210
4.000%, 12/20/2040	143,358	134,287
4.500%, 08/20/2040	236,966	226,754
4.875%, 01/20/2035	114,189	111,923
1M US SOFR + 2.071%, 08/20/2060(a)	95,818	98,592
Series 2011-,
4.000%, 09/20/2041	131,390	123,622
4.500%, 07/20/2041	63,746	62,577
Series 2012-,
3.500%, 03/20/2042	294,587	263,053
3.500%, 04/20/2042	59,535	53,162
3.500%, 05/20/2042	107,020	95,562
3.500%, 06/20/2042	63,104	56,349
3.500%, 08/20/2042	70,113	62,606
3.500%, 09/20/2042	57,970	51,763
3.500%, 10/20/2042	69,784	62,312
3.500%, 12/20/2042	190,256	169,883
4.000%, 02/20/2042	21,130	19,602
4.000%, 04/20/2042	82,542	76,571
4.000%, 09/20/2042	86,322	80,848
Series 2012-5302,
3.500%, 02/20/2042	163,822	146,281
Series 2013-,
2.500%, 02/20/2043	101,749	85,766
3.000%, 06/20/2043	169,159	148,444
3.000%, 08/20/2043	355,535	319,266
3.250%, 04/20/2033	201,203	192,974
3.500%, 04/20/2043	188,656	168,457
3.500%, 05/20/2043	86,772	78,439
3.500%, 06/20/2043	83,047	75,174
4.000%, 09/20/2043	247,063	230,233
Series 2013-MA1149,
3.000%, 07/20/2043	10,604	9,219
Series 2014-,
4.500%, 02/20/2034	228,852	227,791
4.500%, 06/20/2034	461,078	459,077
4.500%, 02/20/2044	190,281	190,160
4.500%, 05/20/2044	690,696	662,701
1M US SOFR + 2.295%, 02/20/2064(a)	321,805	327,929
Series 2015-,
3.000%, 01/20/2040	194,149	170,387
3.500%, 06/20/2035	197,765	189,446
3.750%, 05/20/2045	87,174	80,146
4.500%, 08/20/2045	489,546	470,516

	Principal	Value
	Amount	(Note 2)
Series 2016-,
2.500%, 05/20/2031	$128,634	$123,756
3.000%, 06/20/2046	207,323	182,627
3.000%, 07/20/2046	200,568	175,470
3.500%, 06/20/2046	341,414	309,232
4.500%, 09/20/2045	213,120	204,486
4.500%, 03/20/2046	139,270	139,181
Series 2016-MA3588,
3.500%, 04/20/2046	224,468	200,421
Series 2016-MA3793,
3.500%, 07/20/2046	607,781	542,668
Series 2016-MA3865,
3.500%, 08/20/2046	382,504	341,525
Series 2017-,
2.500%, 01/20/2032	180,189	172,883
3.000%, 11/20/2032	177,324	170,159
3.500%, 10/20/2047	154,463	140,088
3.500%, 12/20/2047	587,319	528,307
4.470%, 01/20/2067(a)	105,805	104,727
Series 2018-,
3.500%, 02/20/2036	1,705,637	1,635,719
3.500%, 08/20/2047	97,869	89,276
3.500%, 01/20/2048	54,698	49,641
3.500%, 04/20/2048	387,961	353,457
4.000%, 05/20/2048	2,223,436	2,059,102
4.000%, 09/20/2048	1,996,926	1,850,568
4.500%, 07/20/2048	517,284	488,874
4.500%, 09/20/2048	230,760	221,878
5.500%, 10/20/2048	356,472	360,613
Series 2019-,
3.500%, 12/20/2047	367,003	333,466
3.500%, 08/20/2049	345,497	313,136
3.500%, 12/20/2049	119,588	106,033
4.000%, 04/20/2049	89,143	81,149
4.500%, 09/20/2049	317,302	303,890
4.500%, 11/20/2049	676,015	642,229
5.500%, 06/20/2049	96,834	97,798
6.000%, 01/20/2049	294,824	307,033
Series 2019-784688,
5.000%, 02/20/2049	534,212	524,237
Series 2019-MA5864,
3.000%, 04/20/2049	20,263	17,797
Series 2019-MA5920,
3.000%, 05/20/2049	7,301	6,319
Series 2019-MA5936,
6.500%, 05/20/2049	31,021	32,794
Series 2020-,
2.000%, 11/20/2050	2,674,312	2,133,132
2.500%, 01/20/2050	154,089	127,751
3.000%, 11/20/2050	140,242	120,344
3.500%, 12/20/2049	1,551,855	1,363,418
3.500%, 10/20/2050	174,728	155,669
4.000%, 02/20/2050	325,096	300,579

	Principal	Value
	Amount	(Note 2)
4.000%, 04/20/2050	$514,232	$468,134
4.000%, 05/20/2050	158,712	144,483
4.000%, 11/20/2050	664,838	601,218
Series 2021-,
2.000%, 09/20/2051	2,007,280	1,597,301
3.000%, 08/20/2051	806,258	714,315
4.000%, 02/20/2051	197,084	179,426
4.000%, 03/20/2051	1,516,469	1,403,985
Series 2022-,
3.000%, 12/20/2044	2,208,011	1,926,160
3.000%, 05/20/2052	2,781,251	2,391,683
4.000%, 08/20/2052	1,797,193	1,656,823
4.000%, 09/20/2052	11,862,475	10,922,430
5.000%, 05/20/2052	853,376	826,447
5.000%, 06/20/2052	580,339	567,993
6.000%, 12/20/2052	1,479,320	1,523,225
Series 2023-,
5.500%, 05/20/2053	5,108,124	5,168,883
6.000%, 08/20/2053	12,962,165	13,376,361
6.500%, 04/20/2053	8,797,644	9,188,483
6.500%, 10/20/2053	11,182,875	11,612,151
6.500%, 11/20/2053	1,588,223	1,651,391
7.000%, 10/20/2053	2,595,876	2,710,584
8.000%, 12/20/2063	1,868,789	1,961,715
Series 2024-,
3.000%, 10/20/2050	4,515,417	3,908,314
6.000%, 06/20/2054	2,235,510	2,288,937
6.000%, 11/20/2064	14,108,456	14,216,727
6.500%, 08/20/2054	1,774,090	1,820,960
6.500%, 04/20/2064	675,798	692,054
6.500%, 05/20/2064	2,589,388	2,651,674
6.500%, 10/20/2064	5,400,078	5,529,972
7.000%, 04/20/2054	3,441,151	3,555,545
8.000%, 12/20/2053	1,087,078	1,124,897
8.000%, 08/20/2054	2,160,347	2,268,067
8.000%, 12/20/2063	3,284,887	3,428,411
Series 2025-,
6.500%, 01/20/2065	23,216,304	23,774,765
		159,380,652

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $448,834,831)		447,528,356

	Principal	Value
	Amount	(Note 2)
CORPORATE BONDS (41.64%)

Aerospace & Defense (5.24%)
Boeing Co.
2.20%, 02/04/2026	10,030,000	9,898,152
6.53%, 05/01/2034	15,220,000	16,571,727
7.01%, 05/01/2064	28,717,000	31,720,126
General Dynamics Corp.
4.95%, 08/15/2035	8,000,000	8,021,804

	Principal	Value
	Amount	(Note 2)
General Electric Co.
4.90%, 01/29/2036	$7,956,000	$7,933,287
L3Harris Technologies, Inc.
5.35%, 06/01/2034	21,890,000	22,307,172
Lockheed Martin Corp.
5.00%, 08/15/2035	16,824,000	16,830,760
Northrop Grumman Corp.
5.25%, 07/15/2035	23,400,000	23,782,662
RTX Corp.
6.10%, 03/15/2034	28,913,000	31,190,266
Total Aerospace & Defense		168,255,956

Agriculture (0.83%)
Bunge Ltd Finance Corp.
4.55%, 08/04/2030	17,378,000	17,349,296
5.15%, 08/04/2035	9,324,000	9,304,563
Total Agriculture		26,653,859

Airlines (0.94%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(e)	5,222,559	5,225,996
Alaska Airlines 2020-1 Class B Pass Through Trust
8.00%, 08/15/2025(e)	1,425,726	1,427,063
AS Mileage Plan IP, Ltd.
5.02%, 10/20/2029(e)	11,250,000	11,167,947
5.31%, 10/20/2031(e)	8,000,000	7,941,411
British Airways 2020-1 Class A Pass Through Trust
4.25%, 11/15/2032(e)	996,206	963,726
United Airlines 2020-1 Class A Pass Through Trust
Series 20-1
5.88%, 10/15/2027	3,468,348	3,537,365
Total Airlines		30,263,508

Apparel & Textile Products (0.31%)
PVH Corp.
5.50%, 06/13/2030	2,785,000	2,806,920
VF Corp.
2.95%, 04/23/2030	8,466,000	7,185,146
Total Apparel & Textile Products		9,992,066

Auto Parts Manufacturing (0.14%)
Goodyear Tire & Rubber Co.
6.63%, 07/15/2030	4,514,000	4,596,195

Automobiles Manufacturing (2.33%)
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	6,500,000	6,468,112
6.50%, 02/07/2035	32,843,000	32,770,714
6.80%, 05/12/2028	9,919,000	10,242,066

	Principal	Value
	Amount	(Note 2)
General Motors Co.
5.63%, 04/15/2030	$3,100,000	$3,181,553
6.25%, 04/15/2035	15,800,000	16,347,163
Hyundai Capital America
5.45%, 06/24/2026(e)	5,541,000	5,582,359
Total Automobiles Manufacturing		74,591,967

Banks (3.67%)
AIB Group PLC
1D US SOFR + 1.65%, 05/15/2031(a)(e)	7,950,000	8,090,268
Capital One NA
5.97%, 08/09/2028(a)	9,250,000	9,459,424
Cooperatieve Rabobank UA
3.75%, 07/21/2026	4,500,000	4,462,312
Danske Bank A/S
1Y US TI + 0.95%, 03/01/2028(a)(e)	6,412,000	6,501,910
1Y US TI + 1.35%, 09/11/2026(a)(e)	6,500,000	6,476,832
1Y US TI + 1.40%, 03/01/2030(a)(e)	4,580,000	4,741,528
First Citizens BancShares, Inc.
1D US SOFR + 1.41%, 03/12/2031(a)	3,392,000	3,411,015
5Y US TI + 1.97%, 03/12/2040(a)	18,300,000	18,351,579
Goldman Sachs Bank USA
1D US SOFR + 0.777%, 03/18/2027(a)	3,297,000	3,309,327
Regions Financial Corp.
1D US SOFR + 2.06%, 09/06/2035(a)	7,890,000	7,950,997
Synovus Financial Corp.
1D US SOFR + 2.347%, 11/01/2030(a)	15,900,000	16,356,403
Wells Fargo & Co.
1D US SOFR + 1.74%, 04/23/2036(a)	15,500,000	15,970,249
1D US SOFR + 2.02%, 04/24/2034(a)	12,653,000	12,950,368
Total Banks		118,032,212

Biotechnology (1.53%)
Amgen, Inc.
5.25%, 03/02/2033	14,778,000	15,078,614
5.51%, 03/02/2026	8,959,000	8,959,071
5.75%, 03/02/2063	14,472,000	13,894,817
Royalty Pharma PLC
5.40%, 09/02/2034	11,100,000	11,201,449
Total Biotechnology		49,133,951

	Principal	Value
	Amount	(Note 2)
Cable & Satellite (0.46%)
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 02/01/2028(e)	$7,490,000	$7,354,777
Sirius XM Radio LLC
5.00%, 08/01/2027(e)	7,421,000	7,346,102
Total Cable & Satellite		14,700,879

Casinos & Gaming (0.22%)
Station Casinos LLC
4.50%, 02/15/2028(e)	7,096,000	6,941,583

Chemicals (0.25%)
EIDP, Inc.
5.13%, 05/15/2032	7,774,000	7,912,112

Communications Equipment (0.50%)
Motorola Solutions, Inc.
5.55%, 08/15/2035	15,600,000	15,918,272

Consumer Finance (0.79%)
American Express Co.
1D US SOFR + 0.81%, 07/20/2029(a)	2,618,000	2,613,208
1D US SOFR + 1.42%, 07/26/2035(a)	3,162,000	3,205,789
1D US SOFR + 1.79%, 04/25/2036(a)	1,950,000	2,023,997
SOFRINDX + 1.32%, 01/30/2036(a)(f)	4,155,000	4,238,466
Boost Newco Borrower LLC
7.50%, 01/15/2031(e)	5,915,000	6,257,721
Fidelity National Information Services, Inc.
3.10%, 03/01/2041	5,145,000	3,765,927
Synchrony Financial
3.70%, 08/04/2026	3,192,000	3,160,195
Total Consumer Finance		25,265,303

Consumer Products (0.25%)
L'Oreal SA
5.00%, 05/20/2035(e)	8,100,000	8,175,149

Consumer Services (0.26%)
Sodexo, Inc.
5.80%, 08/15/2035(e)	8,075,000	8,266,070

	Principal	Value
	Amount	(Note 2)
Diversified Banks (1.11%)
Bank of America Corp.
1D US SOFR + 1.697%, 02/12/2036(a)	$5,546,000	$5,644,496
1D US SOFR + 1.91%, 04/25/2034(a)	7,638,000	7,783,831
JPMorgan Chase & Co.
1D US SOFR + 0.93%, 04/22/2028(a)	4,054,000	4,126,737
1D US SOFR + 1.62%, 01/23/2035(a)	10,386,000	10,622,535
1D US SOFR + 1.635%, 07/23/2036(a)	3,740,000	3,797,802
1D US SOFR + 1.68%, 04/22/2036(a)	3,267,000	3,375,029
Total Diversified Banks		35,350,430

Entertainment Content (1.68%)
Discovery Communications LLC
4.13%, 05/15/2029	3,861,000	3,598,857
Paramount Global
4.20%, 05/19/2032	18,000,000	16,510,123
4.95%, 05/19/2050	21,400,000	16,528,989
Warnermedia Holdings, Inc.
4.05%, 03/15/2029	4,756,000	4,468,666
4.28%, 03/15/2032	5,629,000	4,730,415
5.14%, 03/15/2052	13,018,000	8,056,580
Total Entertainment Content		53,893,630

Exploration & Production (2.02%)
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028(e)	5,537,000	5,563,029
7.25%, 02/15/2035(e)	14,155,000	13,807,730
Occidental Petroleum Corp.
7.88%, 09/15/2031	25,079,000	28,088,605
Permian Resources Operating LLC
6.25%, 02/01/2033(e)	1,411,000	1,420,691
7.00%, 01/15/2032(e)	8,000,000	8,268,232
9.88%, 07/15/2031(e)	4,113,000	4,481,151
Viper Energy Partners LLC
5.70%, 08/01/2035	3,169,000	3,151,650
Total Exploration & Production		64,781,088

Financial Services (4.00%)
Charles Schwab Corp.
SOFRINDX + 1.05%, 03/03/2027(a)(f)	9,431,000	9,516,685
Citadel Securities Global Holdings LLC
5.50%, 06/18/2030(e)	7,845,000	7,917,499
6.20%, 06/18/2035(e)	7,775,000	7,932,950

	Principal	Value
	Amount	(Note 2)
Goldman Sachs Group, Inc.
1D US SOFR + 1.552%, 04/25/2035(a)	$3,245,000	$3,401,324
1D US SOFR + 1.58%, 04/23/2031(a)	6,521,000	6,669,395
Jane Street Group / JSG Finance, Inc.
6.13%, 11/01/2032(e)	5,091,000	5,054,927
6.75%, 05/01/2033(e)	6,320,000	6,472,066
7.13%, 04/30/2031(e)	15,700,000	16,228,782
Morgan Stanley
1D US SOFR + 1.418%, 01/18/2036(a)	3,490,000	3,583,290
1D US SOFR + 1.757%, 04/17/2036(a)	14,400,000	14,857,445
1D US SOFR + 2.05%, 11/01/2034(a)	8,443,000	9,314,659
UBS Group AG
1D US SOFR + 3.92%, 08/12/2033(a)(e)	29,878,000	32,544,870
1Y US TI + 1.80%, 09/22/2029(a)(e)	4,893,000	5,128,389
Total Financial Services		128,622,281

Food & Beverage (1.16%)
Flowers Foods, Inc.
5.75%, 03/15/2035	9,011,000	9,182,406
Mars, Inc.
4.80%, 03/01/2030(e)	3,400,000	3,434,847
5.20%, 03/01/2035(e)	3,400,000	3,418,180
Pilgrim's Pride Corp.
6.25%, 07/01/2033	7,000,000	7,366,219
6.88%, 05/15/2034	12,266,000	13,432,337
Total Food & Beverage		36,833,989

Health Care Facilities & Services (1.06%)
HCA, Inc.
2.38%, 07/15/2031	11,927,000	10,375,648
5.45%, 09/15/2034	8,000,000	8,036,461
5.50%, 06/01/2033	6,970,000	7,117,687
5.75%, 03/01/2035	8,300,000	8,504,758
Total Health Care Facilities & Services		34,034,554

Manufactured Goods (0.14%)
Chart Industries, Inc.
7.50%, 01/01/2030(e)	4,228,000	4,434,246

Medical Equipment & Devices Manufacturing (1.44%)
Alcon Finance Corp.
5.38%, 12/06/2032(e)	14,770,000	15,174,776
GE HealthCare Technologies, Inc.
5.50%, 06/15/2035	10,560,000	10,783,113

	Principal	Value
	Amount	(Note 2)
Solventum Corp.
5.45%, 03/13/2031	$7,429,000	$7,697,191
5.60%, 03/23/2034	12,179,000	12,496,735
Total Medical Equipment & Devices Manufacturing		46,151,815

Metals & Mining (0.34%)
Steel Dynamics, Inc.
5.00%, 12/15/2026	10,905,000	10,887,908

Oil & Gas Services & Equipment (0.22%)
Transocean Poseidon, Ltd.
6.88%, 02/01/2027(e)	6,966,225	6,983,223

Pharmaceuticals (0.18%)
Pfizer Investment Enterprises Pte, Ltd.
4.75%, 05/19/2033	5,779,000	5,746,597

Pipeline (2.83%)
Buckeye Partners LP
4.50%, 03/01/2028(e)	8,958,000	8,752,280
6.88%, 07/01/2029(e)	9,640,000	9,950,013
Cheniere Energy Partners LP
5.55%, 10/30/2035(e)	8,000,000	8,044,898
Energy Transfer LP
7.38%, 02/01/2031(e)	8,947,000	9,359,003
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(e)	12,936,000	11,623,790
4.32%, 12/30/2039(e)	9,061,000	7,151,447
Gray Oak Pipeline LLC
2.60%, 10/15/2025(e)	10,171,000	10,116,587
Kinetik Holdings LP
6.63%, 12/15/2028(e)	3,054,000	3,125,958
NuStar Logistics LP
6.38%, 10/01/2030	6,012,000	6,198,252
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.88%, 01/15/2029	16,140,000	16,476,331
Total Pipeline		90,798,559

Power Generation (0.37%)
Calpine Corp.
4.50%, 02/15/2028(e)	1,956,000	1,935,957
Vistra Operations Co. LLC
5.50%, 09/01/2026(e)	9,846,000	9,847,271
Total Power Generation		11,783,228

Property & Casualty Insurance (0.50%)
Brown & Brown, Inc.
5.55%, 06/23/2035	7,850,000	7,939,442
6.25%, 06/23/2055	7,800,000	8,000,210

	Principal	Value
	Amount	(Note 2)
Total Property & Casualty Insurance		15,939,652

Publishing & Broadcasting (0.38%)
Nexstar Media, Inc.
4.75%, 11/01/2028(e)	$8,000,000	$7,782,187
5.63%, 07/15/2027(e)	4,376,000	4,370,242
Total Publishing & Broadcasting		12,152,429

Real Estate (0.90%)
CoStar Group, Inc.
2.80%, 07/15/2030(e)	8,601,000	7,762,448
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028(e)	10,401,000	10,488,826
Iron Mountain, Inc.
5.25%, 03/15/2028(e)	1,397,000	1,390,986
VICI Properties LP
5.13%, 05/15/2032	9,134,000	9,116,463
Total Real Estate		28,758,723

Refining & Marketing (0.25%)
HF Sinclair Corp.
4.50%, 10/01/2030	5,724,000	5,560,624
5.00%, 02/01/2028	2,667,000	2,661,055
Total Refining & Marketing		8,221,679

Restaurants (0.32%)
Raising Cane's Restaurants LLC
9.38%, 05/01/2029(e)	1,950,000	2,059,914
Starbucks Corp.
5.40%, 05/15/2035	8,106,000	8,249,592
Total Restaurants		10,309,506

Semiconductors (0.94%)
Broadcom, Inc.
5.20%, 07/15/2035	5,628,000	5,656,769
Foundry JV Holdco LLC
6.10%, 01/25/2036(e)	7,900,000	8,082,569
6.30%, 01/25/2039(e)	15,850,000	16,335,738
Total Semiconductors		30,075,076

Software & Services (1.45%)
Fair Isaac Corp.
6.00%, 05/15/2033(e)	7,950,000	8,007,205
Leidos, Inc.
5.40%, 03/15/2032	10,534,000	10,742,505
5.50%, 03/15/2035	3,467,000	3,501,438
Synopsys, Inc.
4.85%, 04/01/2030	6,800,000	6,879,227
5.15%, 04/01/2035	3,400,000	3,413,698
VMware LLC
2.20%, 08/15/2031	4,979,000	4,311,858
4.70%, 05/15/2030	9,961,000	9,970,027
Total Software & Services		46,825,958

	Principal	Value
	Amount	(Note 2)
Supermarkets & Pharmacies (1.44%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028(e)	$14,670,000	$14,914,275
Kroger Co.
5.00%, 09/15/2034	31,885,000	31,556,899
Total Supermarkets & Pharmacies		46,471,174

Travel & Lodging (0.52%)
Carnival Corp.
4.00%, 08/01/2028(e)	3,953,000	3,841,822
5.75%, 08/01/2032(e)	5,570,000	5,614,671
Royal Caribbean Cruises, Ltd.
6.25%, 03/15/2032(e)	7,169,000	7,362,599
Total Travel & Lodging		16,819,092

Utilities (0.37%)
American Water Capital Corp.
5.15%, 03/01/2034	4,761,000	4,829,402
5.25%, 03/01/2035	7,161,000	7,240,906
Total Utilities		12,070,308

Wireless Telecommunications Services (0.30%)
SoftBank Corp.
5.33%, 07/09/2035(e)	9,757,000	9,649,545

TOTAL CORPORATE BONDS
(Cost $1,322,586,575)		1,336,293,772

	Principal	Value
	Amount	(Note 2)
GOVERNMENT BONDS (29.02%)

U.S. Treasury Bonds (29.02%)
United States Treasury Bonds
4.13%, 10/31/2029	59,762,000	60,216,051
4.13%, 08/15/2044	157,274,000	142,452,768
4.25%, 01/31/2030	90,367,000	91,519,533
4.25%, 05/15/2035	39,790,000	39,444,946
4.63%, 02/15/2055	93,631,000	89,724,832
4.75%, 02/15/2045	69,504,000	68,336,550
4.75%, 05/15/2055	74,202,000	72,584,628
United States Treasury Inflation Indexed Bonds
1.63%, 10/15/2029	32,147,000	33,271,249
2.13%, 01/15/2035	169,720,000	175,125,473
United States Treasury Notes
3.75%, 06/30/2027	42,355,000	42,199,478
3.88%, 06/30/2030	16,896,000	16,837,920
4.00%, 05/31/2030	5,323,000	5,336,723
4.00%, 06/30/2032	15,856,000	15,729,648
4.13%, 11/30/2029	77,729,000	78,330,186

	Principal	Value
	Amount	(Note 2)
Total U.S. Treasury Bonds		$931,109,985

TOTAL GOVERNMENT BONDS
(Cost $936,352,292)		931,109,985

		Value
	Shares	(Note 2)
PREFERRED STOCK (2.89%)

Energy (0.08%)
Pipeline (0.08%)
Energy Transfer LP, Series B, 6.625%(a)(g)	2,506,000	$2,502,364

Total Energy		2,502,364

Financials (1.33%)
Banks (0.15%)
Bank of Hawaii., 8.000%(g)	149,327	3,936,260
Huntington Bancshares, Inc., Series J, 6.875%(g)	36,271	929,263
		4,865,523

Consumer Finance (0.20%)
Ally Financial, Inc., Series C, 4.700%(a)(g)	2,982,000	2,727,620
American Express Co., 3.550%(g)	4,021,000	3,940,107
		6,667,727
Diversified Banks (0.22%)
Bank of America Corp., 5Y US TI + 2.684%(a)(g)	6,500,000	6,672,595

Financial Services (0.69%)
Bank of New York Mellon Corp., Series G, 5Y US TI + 4.358%(a)(g)	6,500,000	6,511,554
Charles Schwab Corp., Series I, 5Y US TI + 3.168%(a)(g)	8,907,000	8,791,272
Goldman Sachs Group, Inc., Series X, 5Y US TI + 2.809%(a)(g)	3,724,000	3,900,257
Goldman Sachs Group, Inc., Series Y, 10Y US TI + 2.40%(a)(g)	2,330,000	2,309,871
UBS Group AG, 5Y US TI + 3.313%(a)(e)(g)	821,000	737,877
		22,250,831

Life Insurance (0.07%)
Jackson Financial, Inc., 8.000%(g)	80,297	2,102,175

Total Financials		42,558,851

		Value
	Shares	(Note 2)
Government (0.66%)
Government Agencies (0.66%)
CoBank ACB, Series M, 5Y US TI + 2.818%(a)(g)	7,000,000	$7,243,999
Farm Credit Bank of Texas, Series 4, 5Y US TI + 5.415%(a)(e)(g)	7,900,000	7,940,116
Farm Credit Bank of Texas, 5Y US TI + 3.291%(a)(g)	3,980,000	4,131,873
Farm Credit Bank of Texas, Series 6, 5Y US TI + 3.01%(a)(g)	1,950,000	1,984,125
		21,300,113

Total Government		21,300,113

Health Care (0.26%)
Health Care Facilities & Services (0.26%)
CVS Health Corp., 5Y US TI + 2.886%(a)(g)	8,000,000	8,250,720

Total Health Care		8,250,720

Utilities (0.56%)
Power Generation (0.13%)
Vistra Corp., 5Y US TI + 6.93%(a)(e)(g)	3,967,000	4,052,374

Utilities (0.43%)
Entergy Corp., 5Y US TI + 2.67%(a)(g)	3,980,000	4,130,357
National Rural Utilities Cooperative Finance Corp., 3M US SOFR + 3.17%(a)(g)	3,386,000	3,386,186
National Rural Utilities Cooperative Finance Corp., 5Y US TI + 3.533%(a)(g)	2,170,000	2,275,638
Sempra, 5Y US TI + 2.868%(a)(g)	4,268,000	4,132,153

Total Utilities		17,976,708

TOTAL PREFERRED STOCK
(Cost $90,149,425)		92,588,756

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (0.28%)
Money Market Fund (0.28%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	4.22%	8,846,123	$8,846,123

TOTAL SHORT TERM INVESTMENTS
(Cost $8,846,123)			8,846,123

Value
(Note 2)
TOTAL INVESTMENTS (98.92%)
(Cost $3,175,109,874)	$3,174,242,357

Other Assets In Excess Of Liabilities (1.08%)	34,814,576

NET ASSETS (100.00%)	$3,209,056,933

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

SOFRINDX - Secured Overnight Financing Rate Index

TI - Treasury Index

Reference Rates:

1M US SOFR - 1 Month SOFR as of July 31, 2025 was 4.34%

30D US SOFR - 30 Day SOFR as of July 31, 2025 was 4.34%

1D US SOFR - 1 Day SOFR as of July 31, 2025 was 4.39%

3M US SOFR - 3 Month SOFR as of July 31, 2025 was 4.34%

1Y US SOFR - 1 Year SOFR as of July 31, 2025 was 4.00%

1Y US TI - 1 Year US TI as of July 31, 2025 was 4.10%

5Y US TI - 5 Year US TI as of July 31, 2025 was 3.96%

10Y US TI - 10 Year US TI as of July 31, 2025 was 4.37%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of July 31, 2025 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Issued with zero coupon.
(c)	Interest only security.
(d)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of July 31, 2025.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025, the aggregate market value of those securities was $450,288,753, representing 14.03% of net assets.

(f)	The SOFRINDX is a compounded average of the daily Secured Overnight Financing Rate determined by reference to the SOFR Index for any interest period.
(g)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

See Notes to Quarterly Statement of Investments.

ALPS | Smith Credit Opportunities Fund

STATEMENT OF INVESTMENTS

July 31, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
BANK LOANS (6.81%)

Aerospace & Defense (1.91%)
TransDigm, Inc.
3M US SOFR + 3.25%, 02/28/2031(a)	$2,178,000	$2,186,897

Apparel & Textile Products (0.99%)
ABG Intermediate Holdings 2 LLC
1M US SOFR + 2.75%, 12/21/2028(a)	1,131,617	1,130,909

Casinos & Gaming (1.50%)
Caesars Entertainment, Inc.
1M US SOFR + 2.25%, 02/06/2031(a)	1,728,125	1,728,342

Food & Beverage (1.02%)
Chobani LLC
1M US SOFR + 2.50%, 10/25/2027(a)	1,167,128	1,173,208

Medical Equipment & Devices Manufacturing (0.95%)
Medline Borrower LP
1M US SOFR + 2.25%, 10/23/2028(a)	1,086,291	1,088,480

Pharmaceuticals (0.18%)
Amneal Pharmaceuticals LLC
1M US SOFR + 3.50%, 07/26/2032(a)	204,800	205,269

Publishing & Broadcasting (0.26%)
Nexstar Media Inc
1M US SOFR + 2.50%, 06/24/2032(a)	295,000	295,848

TOTAL BANK LOANS
(Cost $7,805,019)		7,808,953

	Shares	Value (Note 2)
COMMON STOCKS (0.11%)

Consumer Staples (0.11%)
The Campbell's Company	3,783	$120,753
Value (Note 2)
Total Consumer Staples	$120,753

TOTAL COMMON STOCKS
(Cost $114,465)	120,753

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (6.34%)

Fannie Mae
Series 2002-71, Class AP,
5.000%, 11/25/2032	$6,180	$5,958
Series 2002-90, Class A1,
6.500%, 06/25/2042	42,404	43,285
Series 2008-8, Class FB,
30D US SOFR + 0.93%, 02/25/2038(a)	85,988	86,540
Series 2010-114, Class TC,
2.250%, 03/25/2037	240,439	220,729
Series 2011-110, Class BX,
4.000%, 10/25/2041	261,789	254,455
Series 2012-110, Class CA,
3.000%, 10/25/2042	88,664	80,977
Series 2012-39, Class NB,
4.000%, 04/25/2042	175,000	161,258
Series 2013-29, Class JE,
1.250%, 04/25/2043	156,201	129,671
Series 2015-27, Class ME,
3.500%, 10/25/2044	128,000	120,621
Series 2019-14, Class CA,
3.500%, 04/25/2049	106,318	99,303
Series 2019-7, Class JA,
3.500%, 03/25/2049	91,490	87,975
Series 2019-74, Class LB,
3.000%, 10/25/2049	114,426	104,932
Series 2021-94, Class KU,
2.000%, 12/25/2051	148,251	83,986
		1,479,690
Freddie Mac
Series 2002-2455, Class GK,
6.500%, 05/15/2032	9,483	9,895
Series 2002-2505, Class D,
5.500%, 09/15/2032	19,174	19,074
Series 2005-2990, Class GO,
–%, 02/15/2035(b)	22,453	19,520
Series 2011-3965, Class ZA,
4.000%, 11/15/2041	246,777	237,970
Series 2012-4096, Class BY,
2.000%, 08/15/2042	85,000	67,272
Series 2012-4116, Class UC,
2.500%, 10/15/2042	103,000	72,339

	Principal Amount	Value (Note 2)
Series 2012-4140, Class BW,
2.500%, 12/15/2042	$100,000	$77,499
Series 2015-4537, Class AZ,
3.000%, 12/15/2045	19,724	16,939
Series 2016-4579, Class W,
6.779%, 01/15/2038(a)	59,373	60,566
Series 2016-4614, Class PB,
3.000%, 01/15/2046	202,184	187,169
Series 2018-4839, Class PZ,
4.000%, 11/15/2048	130,938	108,590
Series 2021-5142, Class PN,
1.000%, 09/25/2051	63,129	45,705
Series 2021-5151, Class LV,
1.500%, 09/25/2051	262,894	137,574
		1,060,112
Ginnie Mae
Series 2009-93, Class HG,
4.000%, 09/16/2039	6,568	6,509
Series 2011-139, Class KZ,
2.500%, 10/20/2041(a)	49,340	44,774
Series 2011-141, Class GH,
3.000%, 10/16/2041	150,000	116,890
Series 2011-H05, Class FB,
1M US SOFR + 0.61%, 12/20/2060(a)	7,868	7,885
Series 2011-H14, Class FC,
1M US SOFR + 0.61%, 05/20/2061(a)	11,772	11,796
Series 2012-137, Class EB,
2.000%, 11/20/2042	100,000	62,579
Series 2012-16, Class ND,
2.000%, 05/20/2039	136,868	123,852
Series 2012-41, Class TJ,
4.000%, 03/20/2042	187,933	165,677
Series 2012-H20, Class BA,
1M US SOFR + 0.67%, 09/20/2062(a)	7,347	7,376
Series 2012-H29, Class SA,
1M US SOFR + 0.62%, 10/20/2062(a)	17,288	17,332
Series 2013-28, Class DB,
3.000%, 02/20/2043	170,000	142,310
Series 2013-44, Class CE,
2.500%, 03/16/2043	105,656	80,554
Series 2013-9, Class KY,
3.000%, 01/20/2043	324,000	280,745
Series 2013-H07, Class GA,
1M US SOFR + 0.58%, 03/20/2063(a)	7,576	7,588
	Principal Amount	Value (Note 2)
Series 2013-H10, Class FA,
1M US SOFR + 0.51%, 03/20/2063(a)	$4,264	$4,267
Series 2013-H22, Class FT,
1Y US TI + 0.65%, 04/20/2063(a)	961	961
Series 2013-H23, Class FA,
1M US SOFR + 1.41%, 09/20/2063(a)	2,481	2,508
Series 2014-21, Class PB,
4.000%, 02/16/2044	150,000	133,417
Series 2014-H03, Class FA,
1M US SOFR + 0.71%, 01/20/2064(a)	2,752	2,762
Series 2015-3, Class ZD,
4.000%, 01/20/2045	190,112	175,036
Series 2015-31, Class B,
3.000%, 02/20/2045	100,000	87,297
Series 2015-H10, Class JA,
2.250%, 04/20/2065	36,146	34,864
Series 2015-H29, Class FL,
1M US SOFR + 0.71%, 11/20/2065(a)	23,248	23,309
Series 2016-167, Class AD,
2.500%, 03/20/2039	203,441	184,740
Series 2016-H09, Class FA,
1M US SOFR + 0.76%, 03/20/2066(a)	21,370	21,444
Series 2017-31, Class BY,
3.500%, 02/20/2047	131,000	98,785
Series 2017-H10, Class GZ,
4.474%, 04/20/2067(a)	256,969	235,471
Series 2017-H11, Class HZ,
4.509%, 04/20/2067(a)	144,922	131,091
Series 2017-H11, Class GZ,
4.600%, 04/20/2067(a)	145,749	132,420
Series 2017-H18, Class PZ,
2.000%, 04/20/2066	132,148	107,431
Series 2018-H01, Class HZ,
4.611%, 01/20/2068(a)	141,256	128,467
Series 2018-H01, Class JZ,
4.569%, 01/20/2068(a)	140,927	135,194
Series 2018-H03, Class HZ,
4.537%, 01/20/2068(a)	139,951	120,364
Series 2018-H07, Class FE,
1M US SOFR + 0.46%, 02/20/2068(a)	8,843	8,843
Series 2018-H07, Class JZ,
4.589%, 04/20/2068(a)	71,989	71,032
Series 2018-H07, Class HZ,
4.623%, 04/20/2068(a)	138,967	127,082

	Principal Amount	Value (Note 2)
Series 2019-103, Class HY,
3.000%, 08/20/2049	$104,493	$70,618
Series 2019-31, Class JC,
3.500%, 03/20/2049	76,961	71,400
Series 2020-134, Class XB,
1.000%, 07/20/2048	125,000	68,629
Series 2020-153, Class GP,
0.500%, 10/20/2050	159,552	140,960
Series 2020-160, Class QD,
1.000%, 10/20/2050	162,034	75,743
Series 2020-H09, Class NF,
1M US SOFR + 1.36%, 04/20/2070(a)	31,464	31,973
Series 2020-H11, Class JZ,
4.163%, 05/20/2069(a)	177,654	137,204
Series 2020-H12, Class JZ,
4.176%, 08/20/2069(a)	123,231	98,761
Series 2020-H17, Class KZ,
3.631%, 09/20/2070(a)	467,163	338,318
Series 2020-H18, Class EY,
3.686%, 09/20/2070(a)	110,909	77,324
Series 2021-146, Class EH,
2.000%, 08/20/2051	113,536	61,826
Series 2021-159, Class AL,
1.000%, 09/20/2051	118,000	53,535
Series 2021-215, Class TZ,
5.000%, 12/20/2051	146,321	116,833
Series 2021-225, Class EU,
2.000%, 12/20/2051	95,459	53,175
Series 2021-86, Class ML,
1.000%, 05/20/2051	136,000	54,189
Series 2021-H02, Class KB,
3.037%, 01/20/2071(a)	109,911	72,704
Series 2021-H02, Class PB,
4.607%, 05/20/2070(a)	102,635	95,029
Series 2021-H03, Class NY,
3.128%, 01/20/2071(a)	110,339	73,527
		4,734,400

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $7,126,971)		7,274,202

	Principal Amount	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (1.94%)

Fannie Mae-Aces
Series 2019-M17, Class X,
0.319%, 09/25/2034(a)(c)	22,427,687	272,102
	Principal Amount	Value (Note 2)
Freddie Mac Multifamily Structured Pass Through Certificates
Series 2016-K056, Class X3,
2.123%, 06/25/2026(a)(c)	$591,680	$10,001
Series 2016-K059, Class X1,
0.265%, 09/25/2026(a)(c)	5,482,399	11,340
Series 2017-KW03, Class X1,
0.768%, 06/25/2027(a)(c)	27,272,245	293,861
Series 2019-K087, Class X1,
0.354%, 12/25/2028(a)(c)	28,500,304	312,594
Series 2019-K092, Class X1,
0.708%, 04/25/2029(a)(c)	16,221,738	361,756
Series 2019-K093, Class X1,
0.938%, 05/25/2029(a)(c)	5,780,066	171,499
Series 2019-K094, Class X1,
0.874%, 06/25/2029(a)(c)	14,159,681	406,699
Series 2020-K121, Class X1,
1.016%, 10/25/2030(a)(c)	2,431,558	101,812
Series 2020-K738, Class X1,
1.479%, 01/25/2027(a)(c)	11,539,624	196,723
Series 2021-Q016, Class APT2,
1.472%, 05/25/2028(a)	98,864	89,714
		1,955,999

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $2,074,238)		2,228,101

	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (1.58%)

Fannie Mae Pool
Series 1998-,
6.500%, 08/01/2028	14,146	14,592
7.500%, 08/01/2028	14,483	14,107
Series 1999-,
8.000%, 04/01/2029	11,416	11,117
Series 2001-,
12.000%, 11/01/2030	44,418	44,295
Series 2002-,
6.000%, 12/01/2032	30,244	30,714
Series 2003-,
4.500%, 09/01/2028	17,991	17,886
4.750%, 09/01/2033	33,929	33,700
5.500%, 10/01/2033	16,178	16,113
5.500%, 12/01/2033	27,518	27,552
Series 2005-,
4.500%, 05/01/2035	16,501	16,084
6.500%, 01/01/2036	12,892	13,247
Series 2006-,
4.500%, 01/01/2036	25,508	25,194
6.000%, 03/01/2036	22,490	22,720

	Principal Amount	Value (Note 2)
Series 2007-,
5.500%, 07/01/2037	$7,906	$7,940
6.000%, 07/01/2037	27,982	28,479
6.000%, 09/01/2037	23,421	24,130
6.500%, 11/01/2037	40,462	41,235
Series 2008-,
5.000%, 06/01/2037	14,963	14,460
5.500%, 04/01/2038	9,136	9,210
5.500%, 08/01/2038	18,305	18,095
Series 2009-,
5.000%, 04/01/2039	33,838	33,700
Series 2010-,
4.000%, 05/01/2040	2,530	2,505
5.500%, 02/01/2038	35,400	35,468
Series 2011-,
4.500%, 05/01/2041	32,505	31,655
Series 2013-,
3.000%, 04/01/2043	79,513	71,545
Series 2015-,
3.500%, 06/01/2045	44,213	41,237
5.000%, 07/01/2044	99,025	96,801
Series 2018-,
3.842%, 02/01/2048(a)	19,317	16,712
		760,493
Freddie Mac Gold Pool
Series 2004-,
5.500%, 01/01/2034	24,038	24,026
Series 2005-,
5.500%, 05/01/2035	12,566	12,475
Series 2006-,
4.500%, 01/01/2036	9,777	9,386
5.500%, 12/01/2034	20,068	20,257
6.000%, 05/01/2036	45,468	45,007
Series 2008-,
4.500%, 05/01/2038	49,547	48,999
6.000%, 08/01/2038	23,080	23,543
Series 2013-,
3.000%, 01/01/2033	30,731	29,632
Series 2014-,
3.500%, 10/01/2044	33,158	30,133
Series 2015-,
4.000%, 03/01/2044	24,893	23,193
		266,651
Freddie Mac Pool
Series 2018-,
3.500%, 08/01/2042	38,682	35,779
4.500%, 01/01/2036	57,797	55,926
		91,705
Ginnie Mae I Pool
Series 2003-,
5.500%, 10/15/2033	35,112	34,894
	Principal Amount	Value (Note 2)
Series 2010-,
5.000%, 05/15/2040	$37,242	$36,536
		71,430
Ginnie Mae II Pool
Series 2009-,
4.000%, 11/20/2039	37,165	34,140
Series 2011-,
4.000%, 02/20/2041	28,278	26,234
4.000%, 05/20/2041	28,084	26,053
4.000%, 10/20/2041	12,619	11,706
Series 2012-,
3.500%, 01/20/2042	86,272	77,984
3.500%, 05/20/2042	85,565	77,598
Series 2013-,
3.500%, 03/20/2043	63,129	56,792
5.500%, 11/20/2035	62,215	60,984
Series 2014-,
3.750%, 04/20/2044	64,257	57,312
4.000%, 05/20/2044	63,656	59,404
Series 2016-,
3.500%, 09/20/2046	15,782	14,032
Series 2021-,
4.000%, 05/20/2051	134,990	122,896
		625,135

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $1,920,549)		1,815,414

	Principal Amount	Value (Note 2)
CORPORATE BONDS (71.32%)

Advertising & Marketing (1.38%)
Neptune Bidco US, Inc.
9.29%, 04/15/2029(d)	1,630,000	1,579,063

Aerospace & Defense (2.83%)
Boeing Co.
7.01%, 05/01/2064	1,036,000	1,144,341
Bombardier, Inc.
7.00%, 06/01/2032(d)	700,000	725,017
General Electric Co.
4.90%, 01/29/2036	286,000	285,184
Spirit AeroSystems, Inc.
9.75%, 11/15/2030(d)	1,000,000	1,101,053
Total Aerospace & Defense		3,255,595

Airlines (1.45%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(d)	528,805	529,153
Alaska Airlines 2020-1 Class B Pass Through Trust
8.00%, 08/15/2025(d)	541,939	542,448

	Principal Amount	Value (Note 2)
AS Mileage Plan IP, Ltd.
5.31%, 10/20/2031(d)	$600,000	$595,606
Total Airlines		1,667,207

Apparel & Textile Products (0.51%)
Under Armour, Inc.
7.25%, 07/15/2030(d)	255,000	260,806
VF Corp.
2.95%, 04/23/2030	384,000	325,904
Total Apparel & Textile Products		586,710

Auto Parts Manufacturing (0.45%)
Goodyear Tire & Rubber Co.
6.63%, 07/15/2030	505,000	514,196

Automobiles Manufacturing (2.69%)
Ford Motor Credit Co. LLC
6.50%, 02/07/2035	1,125,000	1,122,525
General Motors Co.
6.25%, 04/15/2035	700,000	724,241
Nissan Motor Co., Ltd.
8.13%, 07/17/2035(d)	277,000	290,962
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC
10.00%, 01/15/2031(d)	1,000,000	952,341
Total Automobiles Manufacturing		3,090,069

Banks (6.94%)
Associated Banc-Corp
1D US SOFR + 3.03%, 08/29/2030(a)	1,200,000	1,235,667
Capital One NA
5.97%, 08/09/2028(a)	1,525,000	1,559,528
First Citizens BancShares, Inc.
5Y US TI + 1.97%, 03/12/2040(a)	1,075,000	1,078,030
M&T Bank Corp.
1D US SOFR + 2.80%, 10/30/2029(a)	689,000	745,918
Regions Financial Corp.
1D US SOFR + 2.06%, 09/06/2035(a)	1,137,000	1,145,790
Synovus Bank/Columbus GA
5Y US TI + 3.63%, 10/29/2030(a)	1,578,000	1,559,112
Synovus Financial Corp.
1D US SOFR + 2.347%, 11/01/2030(a)	250,000	257,176
Wells Fargo & Co.
1D US SOFR + 1.74%, 04/23/2036(a)	361,000	371,952
Total Banks		7,953,173

Cable & Satellite (1.67%)
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
10.00%, 02/15/2031(d)	1,100,000	1,061,666
	Principal Amount	Value (Note 2)
Sirius XM Radio LLC
5.00%, 08/01/2027(d)	$856,000	$847,361
Total Cable & Satellite		1,909,027

Casinos & Gaming (2.53%)
MGM Resorts International
6.13%, 09/15/2029	100,000	101,433
Penn Entertainment, Inc.
5.63%, 01/15/2027(d)	1,684,000	1,675,175
Station Casinos LLC
4.50%, 02/15/2028(d)	1,150,000	1,124,975
Total Casinos & Gaming		2,901,583

Consumer Finance (1.54%)
Boost Newco Borrower LLC
7.50%, 01/15/2031(d)	566,000	598,795
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032(d)	1,130,000	1,168,075
Total Consumer Finance		1,766,870

Consumer Products (0.49%)
Perrigo Finance Unlimited Co.
Series USD
6.13%, 09/30/2032	550,000	556,271

Containers & Packaging (0.88%)
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/2027(d)	1,000,000	1,002,021

Department Stores (2.27%)
Kohl's Corp.
10.00%, 06/01/2030(d)	1,400,000	1,455,931
Macy's Retail Holdings LLC
6.13%, 03/15/2032(d)	1,200,000	1,150,814
Total Department Stores		2,606,745

Entertainment Content (2.90%)
Discovery Communications LLC
4.13%, 05/15/2029	439,000	409,194
6.35%, 06/01/2040	300,000	228,000
Paramount Global
4.20%, 05/19/2032	875,000	802,575
4.95%, 05/19/2050	1,000,000	772,383
Univision Communications, Inc.
9.38%, 08/01/2032(d)	500,000	519,133
Warnermedia Holdings, Inc.
4.05%, 03/15/2029	168,000	157,850
4.28%, 03/15/2032	329,000	276,481
5.14%, 03/15/2052	271,000	167,716
Total Entertainment Content		3,333,332

	Principal Amount	Value (Note 2)
Exploration & Production (4.78%)
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
6.63%, 10/15/2032(d)	$1,000,000	$1,018,062
6.63%, 07/15/2033(d)	22,000	22,324
Civitas Resources, Inc.
8.75%, 07/01/2031(d)	704,000	713,566
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028(d)	756,000	759,554
7.25%, 02/15/2035(d)	798,000	778,422
Occidental Petroleum Corp.
7.88%, 09/15/2031	750,000	840,004
Permian Resources Operating LLC
6.25%, 02/01/2033(d)	545,000	548,743
9.88%, 07/15/2031(d)	69,000	75,176
Range Resources Corp.
8.25%, 01/15/2029	700,000	718,274
Total Exploration & Production		5,474,125

Financial Services (2.57%)
Citadel Securities Global Holdings LLC
5.50%, 06/18/2030(d)	280,000	282,588
6.20%, 06/18/2035(d)	275,000	280,587
Jane Street Group / JSG Finance, Inc.
6.13%, 11/01/2032(d)	365,000	362,414
6.75%, 05/01/2033(d)	230,000	235,534
7.13%, 04/30/2031(d)	800,000	826,943
Morgan Stanley
1D US SOFR + 1.76%, 04/17/2036(a)	360,000	371,436
UBS Group AG
1D US SOFR + 3.92%, 08/12/2033(a)(d)	550,000	599,092
Total Financial Services		2,958,594

Food & Beverage (1.30%)
Chobani Holdco II LLC
8.75%, 10/01/2029(d)	100,000	104,821
Kellanova
5.75%, 05/16/2054	292,000	286,895
Pilgrim's Pride Corp.
6.25%, 07/01/2033	1,050,000	1,104,933
Total Food & Beverage		1,496,649

Health Care Facilities & Services (1.84%)
HCA, Inc.
5.45%, 09/15/2034	1,050,000	1,054,785
Star Parent, Inc.
9.00%, 10/01/2030(d)	1,000,000	1,052,849
Total Health Care Facilities & Services		2,107,634

Home & Office Products Manufacturing (0.92%)
Newell Brands, Inc.
8.50%, 06/01/2028(d)	1,000,000	1,050,374
	Principal Amount	Value (Note 2)
Home Improvement (0.89%)
Masterbrand, Inc.
7.00%, 07/15/2032(d)	$1,000,000	$1,017,554

Industrial Other (0.50%)
Herc Holdings, Inc.
7.25%, 06/15/2033(d)	550,000	569,937

Internet Media (0.89%)
Snap, Inc.
6.88%, 03/01/2033(d)	1,000,000	1,026,096

Leisure Products Manufacturing (0.99%)
Amer Sports Co.
6.75%, 02/16/2031(d)	1,100,000	1,145,167

Metals & Mining (0.07%)
Century Aluminum Co.
6.88%, 08/01/2032(d)	85,000	85,987

Oil & Gas Services & Equipment (3.55%)
Diamond Foreign Asset Co. / Diamond Finance LLC
8.50%, 10/01/2030(d)	1,000,000	1,043,203
Noble Finance II LLC
8.00%, 04/15/2030(d)	1,350,000	1,378,138
Seadrill Finance, Ltd.
8.38%, 08/01/2030(d)	1,000,000	1,022,453
Transocean Titan Financing, Ltd.
8.38%, 02/01/2028(d)	610,714	626,460
Total Oil & Gas Services & Equipment		4,070,254

Pharmaceuticals (1.12%)
Amneal Pharmaceuticals LLC
6.88%, 08/01/2032(d)	535,000	543,683
Organon & Co. / Organon Foreign Debt Co-Issuer BV
7.88%, 05/15/2034(d)	825,000	739,671
Total Pharmaceuticals		1,283,354

Pipeline (4.49%)
Blue Racer Midstream LLC / Blue Racer Finance Corp.
7.00%, 07/15/2029(d)	1,100,000	1,141,630
Buckeye Partners LP
6.88%, 07/01/2029(d)	736,000	759,669
Flex Intermediate Holdco LLC
4.32%, 12/30/2039(d)	1,069,000	843,714
Genesis Energy LP / Genesis Energy Finance Corp.
8.00%, 05/15/2033	500,000	518,871
8.25%, 01/15/2029	635,000	662,870

	Principal Amount	Value (Note 2)
Global Partners LP / GLP Finance Corp.
8.25%, 01/15/2032(d)	$1,168,000	$1,225,710
Total Pipeline		5,152,464

Publishing & Broadcasting (1.10%)
Nexstar Media, Inc.
5.63%, 07/15/2027(d)	1,255,000	1,253,348

Real Estate (2.25%)
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028(d)	1,374,000	1,385,602
8.88%, 09/01/2031(d)	250,000	268,171
Kennedy-Wilson, Inc.
4.75%, 02/01/2030	1,000,000	922,400
Total Real Estate		2,576,173

Refining & Marketing (0.90%)
Sunoco LP
7.00%, 05/01/2029(d)	1,000,000	1,035,853

Restaurants (1.89%)
Brinker International, Inc.
8.25%, 07/15/2030(d)	1,050,000	1,114,672
Raising Cane's Restaurants LLC
9.38%, 05/01/2029(d)	1,000,000	1,056,366
Total Restaurants		2,171,038

Retail - Consumer Discretionary (0.52%)
Advance Auto Parts, Inc.
7.00%, 08/01/2030(d)	286,000	287,634
Saks Global Enterprises LLC
11.00%, 12/15/2029(d)	1,330,000	305,900
Total Retail - Consumer Discretionary		593,534

Semiconductors (1.49%)
Foundry JV Holdco LLC
6.10%, 01/25/2036(d)	1,420,000	1,452,816
Kioxia Holdings Corp.
6.63%, 07/24/2033(d)	263,000	260,502
Total Semiconductors		1,713,318

Software & Services (0.63%)
Fair Isaac Corp.
6.00%, 05/15/2033(d)	715,000	720,145

Supermarkets & Pharmacies (1.82%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028(d)	1,050,000	1,067,484
Kroger Co.
5.00%, 09/15/2034	1,030,000	1,019,401
Total Supermarkets & Pharmacies		2,086,885
	Principal Amount	Value (Note 2)
Travel & Lodging (4.19%)
Carnival Corp.
7.00%, 08/15/2029(d)	$500,000	$525,744
NCL Corp., Ltd.
6.75%, 02/01/2032(d)	500,000	513,873
8.13%, 01/15/2029(d)	1,000,000	1,051,230
Royal Caribbean Cruises, Ltd.
6.00%, 02/01/2033(d)	500,000	508,564
6.25%, 03/15/2032(d)	1,089,000	1,118,408
Viking Cruises, Ltd.
9.13%, 07/15/2031(d)	1,000,000	1,076,681
Total Travel & Lodging		4,794,500

Utilities (2.58%)
AmeriGas Partners LP / AmeriGas Finance Corp.
9.38%, 06/01/2028(d)	1,225,000	1,262,740
9.50%, 06/01/2030(d)	100,000	105,067
Talen Energy
8.63%, 06/01/2030(d)	1,000,000	1,063,295
XPLR Infrastructure Operating Partners LP
8.38%, 01/15/2031(d)	500,000	524,832
Total Utilities		2,955,934

Waste & Environment Services & Equipment (1.51%)
Waste Pro USA, Inc.
7.00%, 02/01/2033(d)	865,000	899,655
Wrangler Holdco Corp.
6.63%, 04/01/2032(d)	800,000	827,182
Total Waste & Environment Services & Equipment		1,726,837

TOTAL CORPORATE BONDS
(Cost $81,249,845)		81,787,616

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (5.97%)

U.S. Treasury Bonds (5.97%)
United States Treasury Bonds
4.25%, 05/15/2035	2,617,000	2,594,305
4.75%, 05/15/2055	594,000	581,053
United States Treasury Inflation Indexed Bonds
2.13%, 01/15/2035	1,399,000	1,443,557
United States Treasury Notes
3.75%, 06/30/2027	100,000	99,633
3.88%, 06/30/2030	1,571,000	1,565,600
4.00%, 06/30/2032	571,000	566,450
Total U.S. Treasury Bonds		6,850,598

TOTAL GOVERNMENT BONDS
(Cost $6,840,838)		6,850,598

	Shares	Value (Note 2)
PREFERRED STOCK (4.14%)

Financials (1.63%)
Banks (0.26%)
Bank of Hawaii., 8.000%(e)	11,359	$299,423

Consumer Finance (0.63%)
American Express Co., 3.550%(e)	740,000	725,113

Financial Services (0.74%)
UBS Group AG, 7.125%(d)(e)	825,000	837,650

Total Financials		1,862,186

Government (0.41%)
Government Agencies (0.41%)
CoBank ACB, Series M, 5Y US TI + 2.818%(a)(e)	455,000	470,860

Total Government		470,860

Health Care (0.53%)
Health Care Facilities & Services (0.53%)
CVS Health Corp., 5Y US TI + 2.886%(a)(e)	590,000	608,491

Total Health Care		608,491

Utilities (1.57%)
Power Generation (0.32%)
Vistra Corp., 5Y US TI + 6.93%(a)(d)(e)	358,000	365,705

Utilities (1.25%)
National Rural Utilities Cooperative Finance Corp., 3M US SOFR + 3.17%(a)(e)	1,437,000	1,437,078

Total Utilities		1,802,783

TOTAL PREFERRED STOCK
(Cost $4,506,167)		4,744,320

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.45%)

Money Market Fund (1.45%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	4.22%	1,657,780	1,657,780

TOTAL SHORT TERM INVESTMENTS
(Cost $1,657,780)			1,657,780
Value (Note 2)
TOTAL INVESTMENTS (99.66%)
(Cost $113,295,872)	$114,287,737

Other Assets In Excess Of Liabilities (0.34%)	392,157

NET ASSETS (100.00%)	$114,679,894

Investment Abbreviations:
SOFR - Secured Overnight Financing Rate
TI - Treasury Index

Reference Rates:
1M US SOFR - 1 Month SOFR as of July 31, 2025 was 4.34%
30D US SOFR - 30 Day SOFR as of July 31, 2025 was 4.34%
1D US SOFR - 1 Day SOFR as of July 31, 2025 was 4.39%
3M US SOFR - 3 Month SOFR as of July 31, 2025 was 4.34%
1Y US TI - 1 Year US TI as of July 31, 2025 was 4.10%
5Y US TI - 5 Year US TI as of July 31, 2025 was 3.96%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of July 31, 2025 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Issued with zero coupon.
(c)	Interest only security.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025, the aggregate market value of those securities was $59,949,636, representing 52.28% of net assets.
(e)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statements of Investments

July 31, 2025 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This report includes the statements of investments of the ALPS | Smith Short Duration Bond Fund, ALPS | Smith Total Return Bond Fund and ALPS | Smith Credit Opportunities Fund (each, a “Fund” and collectively, the “Funds”).

The ALPS | Smith Short Duration Bond Fund seeks as high a level of current income as is consistent with preservation of capital. The ALPS | Smith Total Return Bond Fund seeks to obtain maximum total return, consistent with preservation of capital. The ALPS | Smith Credit Opportunities Fund seeks to obtain maximum risk-adjusted return with a secondary focus on high current income.

The classes of each Fund differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 "Financial Services -Investment Companies". In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of each Fund as a whole. ALPS Advisors, Inc. (the "Adviser") is the CODM for each Fund. Each Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that each Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of each Fund, against which the CODM assesses performance.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service utilized by the Adviser as the valuation designee (the “Valuation Designee”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security. Investments in non-exchange traded funds are fair valued at their respective net asset values. Bonds may be purchased and held as odd lots. Pricing vendors generally value securities assuming orderly transactions of institutional round lot sizes, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Special valuation considerations may apply with respect to a Fund’s odd-lot positions, as the Fund may receive different prices when it sells such positions than it would receive for sales of institutional round lot positions. The Funds have odd lot pricing policies they employ to value odd lot securities.

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Trust’s Board of Trustees (the “Board” or “Trustees”) has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. When such prices or quotations are not available, or when the Valuation Designee believes that they are unreliable, securities may be priced using fair value procedures utilized by the Valuation Designee. The fair valuation policies and procedures (“FV Procedures”) are utilized by the Valuation Designee for the fair valuation of portfolio assets held by the Funds in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Funds’ Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Funds.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of July 31, 2025:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Short Duration Bond Fund
Collateralized Mortgage Obligations	$–	$130,142	$–	$130,142
Commercial Mortgage-Backed Securities	–	15,337	–	15,337
Mortgage-Backed Securities	–	2,539,918	–	2,539,918
Corporate Bonds	–	414,345,847	–	414,345,847
Government Bonds	–	201,819,135	–	201,819,135
Short Term Investments	575,890	–	–	575,890
Total	$575,890	$618,850,379	$–	$619,426,269

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Total Return Bond Fund
Bank Loans	$–	$26,140,662	$–	$26,140,662
Collateralized Mortgage Obligations	–	282,200,847	–	282,200,847
Commercial Mortgage-Backed Securities	–	49,533,856	–	49,533,856
Mortgage-Backed Securities	–	447,528,356	–	447,528,356
Corporate Bonds	–	1,336,293,772	–	1,336,293,772
Government Bonds	–	931,109,985	–	931,109,985
Preferred Stock	6,967,698	85,621,058	–	92,588,756
Short Term Investments	8,846,123	–	–	8,846,123
Total	$15,813,821	$3,158,428,536	$–	$3,174,242,357

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Credit Opportunities Fund
Bank Loans	$–	$7,808,953	$–	$7,808,953
Common Stocks	120,753	–	–	120,753
Collateralized Mortgage Obligations	–	7,274,202	–	7,274,202
Commercial Mortgage-Backed Securities	–	2,228,101	–	2,228,101
Mortgage-Backed Securities	–	1,815,414	–	1,815,414
Corporate Bonds	–	81,787,616	–	81,787,616
Government Bonds	–	6,850,598	–	6,850,598
Preferred Stock	299,423	4,444,897	–	4,744,320
Short Term Investments	1,657,780	–	–	1,657,780
Total	$2,077,956	$112,209,781	$–	$114,287,737

For the period ended July 31, 2025, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Fund and Class Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all Funds in the Trust based on average net assets of each share class within a Fund.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund normally pays dividends, if any, on a monthly basis and distributes capital gains, if any, annually. Income dividend distributions are derived from interest, dividends, and other income a Fund receives from its investments, including distributions of short- term capital gains. Capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than a year or from long-term capital gain distributions from underlying investments. Each Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to each Fund.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. Distributions that the Fund receives from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to the Fund. However, it is not possible for the Fund to characterize distributions received from REITs during interim periods because the REIT issuers do not report their tax characterizations until subsequent to year end. During interim periods, the REIT distributions are accounted for as ordinary income until the re characterizations are made subsequent to year end.

Treasury Inflation Protected-Securities (“TIPS”): The Funds may invest in TIPS, including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on a Fund’s distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Loan Participations and Assignments: Certain Funds may invest in loan participations and assignments. The Fund considers loan participations and assignments to be investments in debt securities. Loan participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. Under a loan participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set- off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. When the Fund purchases assignments of loans from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

Financial Investors Trust

Schedules of Investments

(Unaudited)

July 31, 2025

ALPS | CoreCommodity Natural Resources ETF

STATEMENT OF INVESTMENTS

July 31, 2025 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (98.94%)
Consumer Discretionary (0.88%)
Home Construction (0.73%)
Sumitomo Forestry Co., Ltd.(a)	234,708	$2,400,776

Leisure Products (0.15%)
Tianneng Power International, Ltd.(a)	574,504	496,928

TOTAL CONSUMER DISCRETIONARY		2,897,704

Consumer Staples (11.45%)
Agricultural Producers (0.18%)
Adecoagro SA	63,293	581,663

Food (9.10%)
AAK AB	16,811	433,788
Cal-Maine Foods, Inc.	13,646	1,516,616
China Mengniu Dairy Co., Ltd.	773,415	1,613,826
Danone SA	32,014	2,626,093
Darling Ingredients, Inc.(b)	73,577	2,382,423
Dole PLC	42,395	603,705
Fresh Del Monte Produce, Inc.	19,659	738,982
Hormel Foods Corp.	43,684	1,227,084
Inghams Group, Ltd.	260,795	579,895
Ingredion, Inc.	25,249	3,321,254
Maple Leaf Foods, Inc.	28,830	608,393
MEIJI Holdings Co., Ltd.	60,337	1,225,145
Morinaga Milk Industry Co., Ltd.	42,971	936,357
Mowi ASA	96,372	1,803,707
NH Foods, Ltd.(a)	30,233	1,022,068
Nisshin Seifun Group, Inc.	84,819	985,993
Nissui Corp.	154,482	906,916
Pilgrim's Pride Corp.	44,688	2,117,764
Salmar ASA	18,027	732,330
Tyson Foods, Inc., Class A	54,430	2,846,689
WH Group, Ltd.(c)(d)	1,563,115	1,575,062
		29,804,090

Wholesale - Consumer Staples (2.17%)
Archer-Daniels-Midland Co.	60,944	3,301,946
Bunge Global SA	47,817	3,813,884
		7,115,830

TOTAL CONSUMER STAPLES		37,501,583

Energy (35.54%)
Oil & Gas Producers (21.11%)
Aker BP ASA	106,668	2,582,433
Antero Resources Corp.(b)	2,648	92,495
APA Corp.	29,149	562,284
ARC Resources, Ltd.	47,359	924,553
	Shares	Value (Note 2)
Oil & Gas Producers (continued)
Baytex Energy Corp.(a)	1,219,352	$2,587,251
Beach Energy, Ltd.	884,537	665,083
Birchcliff Energy, Ltd.(a)	104,022	506,747
California Resources Corp.	8,883	427,983
Canadian Natural Resources, Ltd.	35,455	1,122,298
Cenovus Energy, Inc.	155,174	2,361,879
Chevron Corp.	7,352	1,114,857
China Petroleum & Chemical Corp., Class H	27,620	16,185
Chord Energy Corp.	18,107	1,997,745
Civitas Resources, Inc.	82,500	2,504,700
CNX Resources Corp.(b)	2,182	66,136
ConocoPhillips	37,446	3,570,102
Coterra Energy, Inc.	57,331	1,398,303
Crescent Energy Co.	9,298	85,914
Delek Group, Ltd.	1,874	382,368
Devon Energy Corp.	77,866	2,586,709
Diamondback Energy, Inc.	579	86,074
Eni SpA(a)	15,243	259,365
Eni SpA, Sponsored Sponsored ADR(a)	585	19,913
EOG Resources, Inc.	21,069	2,528,701
EQT Corp.	2,983	160,336
Equinor ASA	122,892	3,182,042
Exxon Mobil Corp.	10,030	1,119,749
Freehold Royalties, Ltd.(a)	94,750	912,215
Geopark, Ltd.	87,561	563,893
Inpex Corp.	176,657	2,515,723
Japan Petroleum Exploration Co., Ltd.	203,088	1,474,677
Karoon Energy, Ltd.(a)	1,012,314	1,213,298
Kosmos Energy, Ltd.(b)	424,389	912,436
Magnolia Oil & Gas Corp., Class A	59,752	1,423,293
Matador Resources Co.	26,296	1,311,644
MEG Energy Corp.	18,741	369,383
MOL Hungarian Oil & Gas PLC	63,122	549,300
Murphy Oil Corp.	141,224	3,503,767
NuVista Energy, Ltd.(a)(b)	115,238	1,217,584
Occidental Petroleum Corp.	4,784	210,209
OMV AG	2,867	146,185
Paramount Resources, Ltd., Class A(a)	6,990	107,504
Parex Resources, Inc.(a)	233,575	2,771,343
Permian Resources Corp.	24,649	349,030
Peyto Exploration & Development Corp.(a)	95,077	1,333,933
PrairieSky Royalty, Ltd.(a)	92,199	1,585,668
Range Resources Corp.	3,369	123,710
Repsol SA	11,420	173,072
SandRidge Energy, Inc.	9,686	100,638
SM Energy Co.	63,001	1,738,198
Suncor Energy, Inc.	78,174	3,083,291
Talos Energy, Inc.(b)	194,019	1,658,862
Tamarack Valley Energy, Ltd.(a)	107,047	420,277
Topaz Energy Corp.(a)	20,575	382,366
TotalEnergies SE	21,103	1,252,785

	Shares	Value (Note 2)
Oil & Gas Producers (continued)
Tourmaline Oil Corp.	29,616	$1,260,433
Var Energi ASA	491,210	1,694,270
Vermilion Energy, Inc.(a)	89,111	731,230
Woodside Energy Group, Ltd.	70,404	1,203,066
		69,205,488

Oil & Gas Services & Equipment (9.04%)
Aker Solutions ASA	218,360	651,361
Aris Water Solutions, Inc.	19,239	409,214
Baker Hughes Co.	26,624	1,199,411
China Oilfield Services Ltd.	515,926	457,432
Core Laboratories, Inc.(a)	40,402	441,998
Enerflex, Ltd.	53,190	424,184
Expro Group Holdings NV(b)	112,576	1,213,569
Fugro N.V.	92,627	1,326,611
Halliburton Co.	62,320	1,395,968
Helix Energy Solutions Group, Inc.(b)	233,937	1,387,246
Helmerich & Payne, Inc.	104,129	1,687,930
Liberty Energy, Inc., Class A	230,941	2,849,811
National Oilwell Varco, Inc.	75,324	947,576
Noble Corp. PLC	11,966	320,808
NOW, Inc.(b)	60,271	937,817
Oceaneering International, Inc.(b)	57,848	1,255,302
Pason Systems, Inc.	882	7,441
Patterson-UTI Energy, Inc.	262,996	1,554,306
Precision Drilling Corp.(a)(b)	8,348	470,117
ProPetro Holding Corp.(b)	266,946	1,430,831
RPC, Inc.	241,599	1,123,435
Saipem SpA(a)	348,182	931,378
Schlumberger NV	42,922	1,450,764
Secure Waste Infrastructure Corp.(a)	89,755	980,724
Select Water Solutions, Inc.	116,039	1,117,456
Subsea 7 SA	30,948	604,071
TGS ASA	92,208	682,282
Tidewater, Inc.(b)	31,400	1,570,314
Trican Well Service, Ltd.(a)	187,117	768,401
Vital Energy, Inc.(b)	2,456	45,903
		29,643,661

Renewable Energy (5.39%)
Array Technologies, Inc.(a)(b)	255,678	1,661,907
Canadian Solar, Inc.(a)(b)	68,810	790,627
Corp ACCIONA Energias Renovables SA	40,833	1,098,796
Daqo New Energy Corp., ADR(b)	13,622	296,415
Enphase Energy, Inc.(b)	16,551	535,590
Eos Energy Enterprises, Inc.(a)(b)	141,937	809,041
First Solar, Inc.(b)	7,077	1,236,564
Flat Glass Group Co., Ltd.(a)	1,104,246	1,437,630
Fluence Energy, Inc.(b)	79,246	643,478
Green Plains, Inc.(b)	104,382	863,239
GS Yuasa Corp.	54,652	989,390
Nordex SE(b)	46,596	1,148,589
	Shares	Value (Note 2)
Renewable Energy (continued)
Shoals Technologies Group, Inc., Class A(b)	478,184	$2,577,412
SMA Solar Technology AG	18,387	424,701
Vestas Wind Systems A/S	71,018	1,302,933
Xinyi Solar Holdings, Ltd.(a)	4,724,982	1,835,821
		17,652,133

TOTAL ENERGY		116,501,282

Financials (0.17%)
Asset Management (0.17%)
Remgro, Ltd.	60,910	556,395

TOTAL FINANCIALS		556,395

Industrials (4.27%)
Aerospace & Defense (0.08%)
Amprius Technologies, Inc.(b)	38,750	268,538

Engineering & Construction (0.36%)
Technip Energies NV	27,666	1,195,965

Industrial Support Services (0.19%)
NPK International, Inc.(b)	68,761	620,224

Machinery (3.42%)
Bucher Industries AG	1,057	501,010
CNH Industrial NV	63,409	821,781
Deere & Co.	2,086	1,093,836
Epiroc AB	76,014	1,549,515
FLSmidth & Co. A/S	8,724	517,511
Fluidra SA	10,097	253,039
Kubota Corp.	74,080	829,961
Kurita Water Industries, Ltd.	46,146	1,793,207
Organo Corp.	19,946	1,248,609
Sany Heavy Equipment International Holdings Co., Ltd.	103,691	97,219
Titan International, Inc.(b)	67,983	575,136
Veralto Corp.	18,473	1,936,525
		11,217,349

Transportation & Logistics (0.22%)
FLEX LNG, Ltd.	28,423	712,565

TOTAL INDUSTRIALS		14,014,641

Materials (40.68%)
Agricultural Chemicals (0.09%)
Mosaic Co.	8,574	308,750

Base Metal (2.51%)
ERO Copper Corp.(a)(b)	52,189	706,224
Hudbay Minerals, Inc.	465,586	4,321,186

	Shares	Value (Note 2)
Base Metal (continued)
Southern Copper Corp.	34,038	$3,205,018
		8,232,428

Base Metals (0.24%)
UACJ Corp.	20,064	795,641

Chemicals (3.58%)
Albemarle Corp.	2,060	139,771
AMG Critical Materials NV	20,479	579,592
CF Industries Holdings, Inc.	2,892	268,464
Corteva, Inc.	39,620	2,857,791
Dyno Nobel, Ltd.	470,955	889,816
FMC Corp.	28,225	1,101,904
ICL Group, Ltd.	229,676	1,436,574
ICL Group, Ltd.(a)	68,289	428,172
K+S AG	70,433	1,067,422
Nutrien, Ltd.	790	46,863
Nutrien, Ltd.	9,796	581,213
OCI N.V.	56,411	471,234
Yara International ASA	50,728	1,884,630
		11,753,446

Forestry, Paper & Wood Products (1.20%)
Holmen AB	12,757	474,352
Svenska Cellulosa AB SCA	108,601	1,362,886
West Fraser Timber Co., Ltd.(a)	30,367	2,105,264
		3,942,502

Metals & Mining (30.22%)
African Rainbow Minerals, Ltd.(a)	44,373	451,397
Agnico Eagle Mines, Ltd.	12,570	1,563,205
Agnico-Eagle Mines, Ltd.	1,138	141,273
Alcoa Corp.	110,500	3,311,686
Alpha Metallurgical Resources, Inc.(b)	300	35,421
Anglo American PLC	30,661	869,781
Antofagasta PLC	46,037	1,141,197
Aurubis AG	15,517	1,552,107
Aya Gold & Silver, Inc.(b)	133,676	1,139,372
Bellevue Gold, Ltd.(b)	1,318,766	686,478
BHP Group, Ltd.	129,395	3,263,854
Boliden AB	157,769	4,849,472
Capricorn Metals, Ltd.(b)	129,177	744,648
Capstone Copper Corp.(b)	532,853	2,988,069
Centerra Gold, Inc.	188,639	1,283,823
Century Aluminum Co.(b)	77,582	1,643,187
Champion Iron, Ltd.(a)	284,510	762,443
China Hongqiao Group, Ltd.(a)	2,827	7,491
China Nonferrous Mining Corp., Ltd.	1,849,825	1,802,695
Coeur Mining, Inc.(b)	18,800	163,372
Compass Minerals International, Inc.(b)	15,128	301,501
Deterra Royalties, Ltd.	354,072	944,307
Dowa Holdings Co., Ltd.	21,243	698,427
Dundee Precious Metals, Inc.(a)	55,150	891,570
	Shares	Value (Note 2)
Metals & Mining (continued)
Eldorado Gold Corp.(b)	25,521	$523,181
Endeavour Mining PLC	56,419	1,693,873
Eramet SA	15,943	883,872
Evolution Mining, Ltd.	49,769	227,406
Fortescue, Ltd.	273,298	3,121,027
Fortuna Mining Corp.(b)	93,964	606,068
Freeport-McMoRan, Inc.	62,993	2,534,838
Fresnillo PLC	410	7,581
Gold Road Resources, Ltd.	686,194	1,384,683
Grupo Mexico SAB de CV, Series B	361,434	2,254,819
Hecla Mining Co.	298,130	1,711,266
IAMGOLD Corp.(b)	119,841	810,125
IGO, Ltd.	159,493	454,066
Iluka Resources, Ltd.	511,666	1,693,431
Impala Platinum Holdings, Ltd.(b)	83,654	789,458
Industrias Penoles SAB de CV	4,354	114,349
Ivanhoe Mines, Ltd., Class A(b)	259,031	2,020,876
Jiangxi Copper Co., Ltd.	438,772	882,016
K92 Mining, Inc.(b)	109,136	1,133,420
Kumba Iron Ore, Ltd.(a)	57,266	946,938
Labrador Iron Ore Royalty Corp.(a)	46,838	900,861
Lundin Gold, Inc.(a)	27,483	1,272,001
Lundin Mining Corp.	473,787	4,838,398
Lynas Rare Earths, Ltd.(b)	79,738	536,520
Metso Corporation	128,195	1,618,768
Mineral Resources, Ltd.	10,218	187,739
Mitsubishi Materials Corp.(a)	51,531	793,639
MMG, Ltd.(b)	1,556,148	761,224
MP Materials Corp.(b)	20,182	1,241,193
Newmont Corp.	19,281	1,197,350
Newmont Corp. - CDI	4,268	265,313
NexGen Energy, Ltd.(a)(b)	67,749	454,596
NexGen Energy, Ltd.(a)(b)	16,057	107,773
Norsk Hydro ASA	374,513	2,229,973
Northam Platinum Holdings, Ltd.(a)	96,424	1,110,427
Northern Star Resources, Ltd.	158,813	1,589,089
OceanaGold Corp.	78,742	1,071,223
Pan American Silver Corp.	26,833	725,028
Perseus Mining, Ltd.	719,405	1,511,802
Ramaco Resources, Inc.	1,483	20,139
Ramaco Resources, Inc.(a)	20,987	427,085
Ramelius Resources, Ltd.(a)	960,669	1,555,779
Regis Resources, Ltd.(b)	322,619	847,983
Sandfire Resources NL(b)	124,796	853,328
Shougang Fushan Resources Group, Ltd.	5,547	2,042
South32, Ltd.	2,136,715	4,037,081
Sumitomo Metal Mining Co., Ltd.	108,624	2,416,668
SunCoke Energy, Inc.	33,069	244,380
Teck Resources, Ltd., Class B	131,401	4,265,276
Torex Gold Resources, Inc.(b)	17,979	506,438
Warrior Met Coal, Inc.	58,646	3,013,232
West African Resources, Ltd.(b)	669,242	1,010,706
Westgold Resources, Ltd.	519,502	854,675
Zhaojin Mining Industry Co., Ltd.	566,231	1,412,331

	Shares	Value (Note 2)
Metals & Mining (continued)
Zijin Mining Group Co., Ltd.(a)	55,632	$148,470
		99,058,599

Steel (2.84%)
APERAM SA	13,635	402,700
ArcelorMittal SA	14,675	460,881
Cleveland-Cliffs, Inc.(b)	10,921	114,889
Daido Steel Co., Ltd.	25,473	196,622
JFE Holdings, Inc.(a)	222,277	2,578,737
Metallus, Inc.(b)	10,459	165,252
Nippon Steel Corp.	82,283	1,593,005
OSAKA Titanium Technologies Co., Ltd.(a)	85,806	944,549
Outokumpu Oyj	58,434	220,860
SSAB AB, Class A	49,122	284,016
Ternium SA, Sponsored ADR	20,979	683,495
Tokyo Steel Manufacturing Co., Ltd.	70,896	743,280
Vallourec SACA	26,658	498,467
voestalpine AG	7,597	209,980
Yamato Kogyo Co., Ltd.	2,649	149,261
		9,245,994

TOTAL MATERIALS		133,337,360

Real Estate (0.24%)
REIT (0.24%)
PotlatchDeltic Corp.	19,526	798,418

TOTAL REAL ESTATE		798,418

Technology (0.23%)
Semiconductors (0.23%)
SUMCO Corp.	95,968	761,762

TOTAL TECHNOLOGY		761,762

Utilities (5.48%)
Electric Utilities (2.82%)
Boralex, Inc., Class A(a)	31,923	722,507
Brookfield Renewable Partners LP	26,420	728,190
China Longyuan Power Group Corp., Ltd.	2,599,376	2,347,717
Drax Group PLC	114,192	1,066,968
ERG SpA(a)	38,737	839,043
Iberdrola SA	7,302	127,954
Northland Power, Inc.(a)	63,627	1,039,632
Orsted AS(b)(c)(d)	14,878	701,279
ReNew Energy Global PLC(a)(b)	77,371	588,020
Solaria Energia y Medio Ambiente SA(a)(b)	81,871	1,052,970
		9,214,280

Gas & Water Utilities (2.66%)
American Water Works Co., Inc.	7,225	1,013,233
California Water Service Group	21,748	988,882
	Shares	Value (Note 2)
Gas & Water Utilities (continued)
Guangdong Investment, Ltd.	1,949,354	$1,735,795
H2O America	17,527	846,379
National Fuel Gas Co.	3,086	267,834
Severn Trent PLC	37,878	1,325,130
United Utilities Group PLC	67,208	1,000,753
Veolia Environnement SA	45,577	1,544,771
		8,722,777

TOTAL UTILITIES		17,937,057

TOTAL COMMON STOCKS
(Cost $311,510,624)		324,306,202

MASTER LIMITED PARTNERSHIPS (0.68%)
Energy (0.68%)
Oil & Gas Producers (0.68%)
Black Stone Minerals LP	38,832	486,565
Viper Energy, Inc.	46,562	1,753,525
		2,240,090

TOTAL ENERGY		2,240,090

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $2,360,082)		2,240,090

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (2.85%)
Investments Purchased with Collateral from Securities Loaned (2.85%)

State Street Navigator Securities Lending Government Money Market Portfolio, 4.32%
(Cost 9,340,501)		9,340,501	9,340,501
TOTAL SHORT TERM INVESTMENTS
(Cost 9,340,501)			9,340,501

TOTAL INVESTMENTS (102.46%)
(Cost $323,211,207)			335,886,793

Liabilities In Excess Of Other Assets (-2.46%)			(8,078,966)

NET ASSETS (100.00%)			$327,807,827

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $33,650,798.
(b)	Non-Income Producing Security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025, the aggregate market value of those securities was $2,276,341, representing 0.69% of net assets.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines utilized by the Valuation Designee. As of July 31, 2025 the aggregate market value of those securities was $2,276,341, representing 0.69% of net assets.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statement of Investments

July 31, 2025 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This report includes the statement of investments of the ALPS | CoreCommodity Natural Resources ETF (the “Fund”), which commenced operations on July 11, 2024. The Fund seeks to maximize real returns, consistent with prudent investment management.

Shares of the Fund are listed on the NASDAQ Stock Market LLC (“NASDAQ”). The Fund’s Net Asset Value (“NAV”) is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, as applicable, in preparation of its financial statements. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification ("ASC") Topic 946 "Financial Services – Investment Companies”. In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of the Fund as a whole. ALPS Advisors, Inc. (the "Adviser") is the CODM for the Fund. The Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that the Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of the Fund, against which the CODM assesses performance.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Trust’s Board of Trustees (the “Board” or “Trustees”) has appointed the Adviser to serve as the valuation designee (the “Valuation Designee”) to perform fair value determinations for investments in the Fund. When such prices or quotations are not available, or when the Valuation Designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures utilized by the Valuation Designee. The fair valuation policies and procedures (“FV Procedures”) are utilized by the Valuation Designee for the fair valuation of portfolio assets held by the Fund in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Fund.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the Fund’s investments/financial instruments in the fair value hierarchy as of July 31, 2025:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | CoreCommodity Natural Resources ETF
Common Stocks(a)	$324,306,202	$–	$–	$324,306,202
Master Limited Partnerships(a)	2,240,090	–	–	2,240,090
Short Term Investments	9,340,501	–	–	9,340,501
Total	$335,886,793	$–	$–	$335,886,793

(a)	For detailed descriptions of sectors, see the accompanying Statement of Investments.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value during the period ended July 31, 2025.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and intend to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: The Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends, and other income the Fund receives from its investments, including distributions of short-term capital gains, if any. Capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year or from long-term capital gain distributions from underlying investments. The Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Foreign Currency Spot Contracts: The Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Master Limited Partnerships (“MLPs”): The Fund may invest in MLPs, which are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Lending of Portfolio Securities: The Fund has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Statement of Investments. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statement of Investments as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities.

The following is a summary of the Fund’s securities lending agreement and related cash and non-cash collateral received as of July 31, 2025:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ALPS | CoreCommodity Natural Resources ETF	$33,650,798	$9,340,501	$26,765,876	$36,106,377